SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (No. 2-74808)
  UNDER THE SECURITIES ACT OF 1933 [X]
 Pre-Effective Amendment No.           [  ]
 Post-Effective Amendment No. 36   [X]
and
REGISTRATION STATEMENT (No. 811-3320)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No. 36 [X]
Colchester Street Trust (formerly Fidelity Institutional Cash
Portfolios)
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)
Registrant's Telephone Number:  617-563-7000
Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
 (  ) immediately upon filing pursuant to paragraph (b).
 (  ) on (                               ) pursuant to paragraph (b).
 (  ) 60 days after filing pursuant to paragraph (a)(1).
 (x) on  May 29, 1998 pursuant to paragraph (a)(1) of Rule 485.
 (  ) 75 days after filing pursuant to paragraph (a)(2).
 (  ) on (            ) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
FIDELITY INSTITUTIONAL MONET MARKET FUNDS - CLASS I
FUNDS OF COLCHESTER STREET TRUST


 CROSS REFERENCE SHEET
Form N-1A Item Number
Part A     Prospectus Caption
1   Cover Page
2   Expenses
3 a  *
 b  *
 c  Performance
 d  Performance
4 a(i)  Charter
  (ii)  Investment Principles and Risks; Securities and Investment
Practices
 b    Securities and Investment Practices
 c  Investment Principles and Risks; Securities and Investment
Practices
5 a  Charter
 b(i)  Cover Page; FMR and Its Affiliates
 b(ii) FMR and Its Affiliates; Charter; Breakdown of Expenses b(iii) Expenses; Breakdown of Expenses
 c,d  Cover Page; Charter; Breakdown of
Expenses; FMR and Its Affiliates
 e  Expenses
 f  Expenses
 g  Expenses; FMR and Its Affiliates
5A   *
6 a(i)  Charter
 a(ii) How to Buy Shares; How to Sell Shares; Transaction Details; Exchange Restrictions
 a(iii)  *
 b  FMR and Its Affiliates
 c  Exchange Restrictions; Transaction Details
 d  *
 e Cover Page; How to Buy Shares; How to Sell Shares; Investor Services; Exchange Restrictions
 f,g  Dividends, Capital Gains, and Taxes
7 a  Charter; Cover Page
 b  How to Buy Shares; Transaction Details;Expenses
 c  *
 d  How to Buy Shares
 e  *
 f  Expenses; Breakdown of Expenses
8   How to Sell Shares; Investor Services; Transaction Details;
Exchange Restrictions
9   *





* Not Applicable


Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of a fund's most recent financial report and portfolio
listing    , or a copy of the Statement of Additional Information
(SAI) dated    May 29, 1998    . The SAI has been filed with the
Securities and Exchange Commission (SEC) and is available along with
other related materials on the SEC's Internet Web    Site
(http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Client Services 82 Devonshire Street, Boston, MA 02109 at 1-800-843-3001, or your investment professional. INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT A FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.
Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.
LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED
OR DISAPPROVED BY THE SECURITIES
AND EXCHANGE COMMISSION, NOR HAS
THE SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.
   IMMI-pro-0598

FIDELITY INSTITUTIONAL
MONEY MARKET
FUNDS
TREASURY ONLY PORTFOLIO
CLASS I
(fund number 680)
TREASURY PORTFOLIO
CLASS I
(fund number 695)
GOVERNMENT PORTFOLIO
CLASS I
(fund number 057)
DOMESTIC PORTFOLIO
CLASS I
(fund number 690)
RATED MONEY MARKET
PORTFOLIO
CLASS I
(fund number 052)
MONEY MARKET PORTFOLIO
CLASS I
(fund number 059)
TAX-EXEMPT  PORTFOLIO
CLASS I
(fund number 056)


PROSPECTUS
   MAY 29, 1998 (FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON,
MA 02109
   CONTENTS


KEY FACTS                        WHO MAY WANT TO INVEST

                                 EXPENSES Class I's yearly operating
                                 expenses.

                                 FINANCIAL HIGHLIGHTS A summary of
                                 each fund's financial data.

                                 PERFORMANCE

THE FUNDS IN DETAIL              CHARTER How each fund is organized.

                                 INVESTMENT PRINCIPLES AND RISKS Each
                                 fund's overall approach to investing.

                                 BREAKDOWN OF EXPENSES How
                                 operating costs are calculated and what
                                 they include.

YOUR ACCOUNT                     HOW TO BUY SHARES Opening an
                                 account and making additional
                                 investments.

                                 HOW TO SELL SHARES Taking money out
                                 and closing your account.

                                 INVESTOR SERVICES  Services to help you
                                 manage your account.

SHAREHOLDER AND ACCOUNT          DIVIDENDS, CAPITAL GAINS, AND TAXES
POLICIES

                                 TRANSACTION DETAILS Share price
                                 calculations and the timing of purchases and redemptions.

                                 EXCHANGE RESTRICTIONS

KEY FACTS


WHO MAY WANT TO    INVEST
Each fund offers institutional and corporate investors a convenient and economical way to invest in a professionally managed portfolio of money market instruments.
Each fund is designed for investors who would like to earn current income while preserving the value of their investment.
The rate of income will vary from day to day, generally reflecting short-term interest rates.
Each fund is managed to keep its share price stable at $1.00. Each of
Treasury Only    Portfolio    , Treasury    Portfolio    , and
Government    Portfolio     offers an added measure of safety with its
focus on U.S.    Government     or    Treasury      securities.
These funds do not constitute a balanced investment plan. However, because they emphasize stability, they could be well-suited for a portion of your investments.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class I shares do not have a sales charge and do not pay a distribution fee. Class II shares do not have a sales charge, but do pay a 0.15% distribution fee. Class III shares do not have a sales charge, but do pay a 0.25% distribution fee. Because Class I shares have no sales charge and do not pay a distribution fee, Class I shares are expected to have a higher total return than Class II and Class III shares. You may obtain more information about Class II and Class III shares, which are not offered through this prospectus, from your investment professional, or by calling Fidelity Client Services at 1-800-843-3001. Contact your investment professional to discuss which class is appropriate for you.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell Class I shares of a fund.
Sales charge on purchases and                None
reinvested distributions

Deferred sales charge on redemptions         None

ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company
(FMR). In addition, each fund is responsible for certain other expenses.
Class I's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The following figures are based on historical expenses [, adjusted to reflect current fees,] of Class I of each fund and are calculated as a percentage of average net assets of Class I of each fund. [A portion of the brokerage commissions that [the/a] fund pays is used to reduce [the/that] fund's expenses. In addition, [the/each] fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including [this/these] reduction[s], the total [fund/Class__] operating expenses presented in the table would have been __%[for Names of Funds].]
   TREASURY ONLY PORTFOLIO
Management fee [(after reimbursement)]   %

12b-1 fee (Distribution Fee)             None

Other expenses [(after reimbursement)]   %

Total operating expenses                 %

   TREASURY PORTFOLIO
Management fee [(after reimbursement)]   %

12b-1 fee (Distribution Fee)             None

Other expenses [(after reimbursement)]   %

Total operating expenses                 %

   GOVERNMENT PORTFOLIO
Management fee [(after reimbursement)]   %

12b-1 fee (Distribution Fee)             None

Other expenses [(after reimbursement)]   %

Total operating expenses                 %

   DOMESTIC PORTFOLIO
Management fee [(after reimbursement)]   %

12b-1 fee (Distribution Fee)             None

Other expenses [(after reimbursement)]   %

Total operating expenses                 %

   RATED MONEY MARKET PORTFOLIO
Management fee [(after reimbursement)]   %

12b-1 fee (Distribution Fee)             None

Other expenses [(after reimbursement)]   %

Total operating expenses                 %

   MONEY MARKET PORTFOLIO
Management fee [(after reimbursement)]   %

12b-1 fee (Distribution Fee)             None

Other expenses [(after reimbursement)]   %

Total operating expenses                 %

   TAX-EXEMPT PORTFOLIO
Management fee [(after reimbursement)]   %

12b-1 fee (Distribution Fee)             None

Other expenses [(after reimbursement)]   %

Total operating expenses                 %

EXPENSE TABLE EXAMPLE: You would pay the following amount in total expenses on a $1,000 investment in Class I shares of a fund, assuming a 5% annual return and full redemption at the end of each time period. Total expenses shown below include any shareholder transaction expenses and Class I's annual operating expenses.
                      1      3       5       10
                      Year   Years   Years   Years

Treasury Only         $      $       $       $
Treasury
Government
Domestic
Rated Money Market
Money Market
Tax-Exempt

THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED EXPENSES OR RETURNS, ALL OF WHICH MAY VARY. FMR has voluntarily agreed to reimburse Class I of each fund to the
extent that total operating expenses    (excluding interest, taxes,
brokerage commissions, extraordinary expenses and 12b-1 fees)    , as
a percentage of its respective average net assets, exceed 0.20% (0.18% for Money Market Portfolio. If these agreements were not in effect, the management fee, other expenses and total operating expenses, as a percentage of average net assets, would have been the following amounts:

                                                Other            Total
                               Manageme         Expenses         Operating
                               nt Fee                            Expenses

                               Class I          Class I          Class I

Treasury Only Portfolio         ____%            ____%            ____%

Treasury Portfolio              ____%            ____%            ____%

Government Portfolio            ____%            ____%            ____%

Domestic Portfolio              ____%            ____%            ____%

Rated Money Market Portfolio    ____%            ____%            ____%

Money Market Portfolio          ____%            ____%            ____%

Tax-Exempt Portfolio            ____%            ____%            ____%


FINANCIAL HIGHLIGHTS
The financial highlights tables that follow for Treasury
   Portfolio    , Government    Portfolio    , Domestic
   Portfolio     and Money Market    Portfolio     have been audited
by _____________, independent accountants. The financial highlights
tables that follow for Treasury Only    Portfolio    , Rated Money
Market    Portfolio     and Tax-Exempt    Portfolio     have been
audited by _____________., independent accountants. The funds' financial highlights, financial statements, and reports of the auditors are included in the funds' Annual Reports, and are incorporated by reference into (are legally a part of) the funds' SAI. Contact Fidelity Client Services (Client Services) for a free copy of the Annual Report or the SAI.


PERFORMANCE
Money market fund performance can be measured as TOTAL RETURN or YIELD.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD.
A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield.
SEVEN-DAY YIELD illustrates the income earned by an investment in a money market fund over a recent seven-day period. Since money market funds maintain a stable $1.00 share price, current seven-day yields are the most common illustration of money market fund performance.
The funds' performance and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance call Fidelity Client Services at 1-800-843-3001.
THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Each fund is a
diversified fund of    Colchester Street Trust,     an open-end
management investment company organized as a Delaware business trust
on    June 20, 1991.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced
executives who meet    periodically     throughout the year to oversee
the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance.
   The trustees serve as trustees for other Fidelity funds    . The
majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL    SHAREHOLDER     MEETINGS AND MAIL PROXY
MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about
the proposals to be voted on.    The number of votes you are entitled
to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which handles their business affairs.
   Fidelity Investments Money Management, Inc.(FIMM), located in
Merrimack, New Hampshire,     has primary responsibility for providing
investment management services.
As of March 31,    1998,     FMR advised funds having approximately
   __    million shareholder accounts with a total value of more than
$   __     billion.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for Class I of Treasury
Only    Portfolio    , Treasury    Portfolio    , Government
   Portfolio,     Domestic    Portfolio    , Rated Money Market
   Portfolio    , and Money Market    Portfolio    (   the Taxable
Funds    ). UMB Bank, n.a. (UMB) is the transfer agent for Tax-Exempt
   Portfolio    , and is located at 1010 Grand Avenue, Kansas City,
Missouri. UMB employs FIIOC to perform transfer agent servicing
functions for Class I of Tax-Exempt    Portfolio    .
FMR Corp. is the ultimate parent company of FMR and    FIMM.
Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
   As of _____, approximately ____% and ____% of each of [NAME OF FUND]'s and [NAME OF FUND]'s total outstanding shares, respectively, were held by [FMR/FMR and [an] FMR affiliate[s]/[an] FMR affiliate[s].]
   As of __________, approximately ____% of [NAME OF FUND]'s total outstanding shares were held by [NAME OF SHAREHOLDER]; approximately ___% of [NAME OF FUND]'s total outstanding shares were held by [NAME OF SHAREHOLDER]; and approximately ___% of [NAME OF FUND]'s total outstanding shares were held by [NAME OF SHAREHOLDER].]
To carry out the funds' transactions, FMR may use its broker-dealer affiliates and other firms that sell fund shares, provided that a fund receives services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
   The funds comply with industry-standard requirements on the quality, maturity, and diversification of their investments, which are
designed to help maintain a stable $1.00 share price    . Of course,
there is no guarantee that the funds will maintain a stable $1.00 share price. The funds will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities they buy. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the funds' investments could cause their share prices (and the value of your investment) to change.
The funds earn income at current money market rates. Each fund stresses preservation of capital, liquidity, and income (tax-free
income in the case of Tax-Exempt    Portfolio    ) and does not seek
the higher yields or capital appreciation that more aggressive investments may provide. Each fund's yield will vary from day to day, and generally reflects current short-term interest rates and other market conditions. It is important to note that neither the funds nor their yields are guaranteed by the U.S. Government.
TREASURY ONLY    PORTFOLIO     seeks to obtain as high a level of
current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests only in U.S. Treasury securities. The fund does not enter into repurchase agreements or reverse repurchase agreements.
The fund will invest in those securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.
TREASURY    PORTFOLIO      seeks to obtain as high a level of current
income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests only in U.S. Treasury securities and repurchase agreements for these securities. The fund does not enter into reverse repurchase agreements.
GOVERNMENT    PORTFOLIO     seeks to obtain as high a level of current
income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests only in U.S. Government securities and repurchase agreements for these securities. The fund also may enter into reverse repurchase agreements.
DOMESTIC    PORTFOLIO     seeks to obtain as high a level of current
income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests only in the highest-quality U.S. dollar-denominated money market securities of domestic issuers, including U.S. Government securities and repurchase agreements. Securities are "highest-quality" if rated in the highest rating category by at least two nationally recognized rating services, or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR. The fund also may enter into reverse repurchase agreements.
RATED MONEY MARKET    PORTFOLIO     seeks to obtain as high a level of
current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests only in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. The fund also may enter into reverse repurchase agreements.
MONEY MARKET    PORTFOLIO     seeks to obtain as high a level of
current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests only in the highest-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements. Securities are "highest-quality" if rated in the highest rating category by at least two nationally recognized rating services, or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR. The fund also may enter into reverse repurchase agreements.
TAX-EXEMPT    PORTFOLIO     seeks to obtain as high a level of
interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal.
The fund invests in municipal money market securities rated in the highest category by at least one nationally recognized rating service and in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent
quality to the highest rating category by FMR    and may invest in
securities structured so that they are eligible investments for the fund.
The fund normally invests so that at least 80% of its income distributions is exempt from federal income tax. The fund does not currently intend to purchase municipal securities whose interest is subject to the federal alternative minimum tax.
FMR normally invests the fund's assets according to its investment strategy and does not expect to invest in federally taxable obligations. The fund also reserves the right to hold a substantial amount of uninvested cash or to invest more than normally permitted in federally taxable obligations for temporary, defensive purposes. SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call 1-800-843-3001.
MONEY MARKET SECURITIES are high-quality, short-term instruments issued by the U.S. Government, corporations, financial institutions, municipalities, local and state governments, and other entities. These securities may carry fixed, variable, or floating interest rates.
Money market securities    may be structured     or employ a trust or
similar structure so that they are eligible investments for money market funds. If the structure does not perform as intended, adverse tax or investment consequences may result.
U.S. TREASURY MONEY MARKET SECURITIES are short-term debt obligations issued by the U.S. Treasury and include bills, notes, and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States.
U.S. GOVERNMENT MONEY MARKET SECURITIES are short-term debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be fully or partially backed by the local government, or by the credit of a private issuer or the current or anticipated revenues from specific projects or assets. Because many municipal securities are issued to finance similar types of projects, especially those
   relating     to education,    health care    , housing,
transportation, and utilities, the municipal markets can be affected by conditions in those sectors. In addition, all municipal securities may be affected by uncertainties regarding their tax status,
legislative changes, or rights of municipal    securities     holders.
A municipal security may be owned directly or through a participation interest.
CREDIT AND LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancement, including letters of credit, guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial institutions. These arrangements expose a fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and a fund's share price.
FOREIGN EXPOSURE. Securities issued by foreign entities, including foreign governments, corporations, and banks, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. Likewise, securities for which foreign entities provide credit or liquidity support may involve different risks than those supported by domestic entities. Extensive public information about the foreign entity may not be available, and unfavorable political, economic, or governmental developments in the foreign country involved could affect the repayment of principal or payment of interest.
ASSET-BACKED SECURITIES include interests in pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other money market securities, although stripped securities may be more volatile. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets. OTHER MONEY MARKET SECURITIES may include commercial paper, certificates of deposit, bankers' acceptances, and time deposits. MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
OTHER MUNICIPAL SECURITIES may include obligations of U.S. territories and possessions such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer or another party. In exchange for this benefit, a fund may accept a lower interest rate. The credit quality of the investment may be affected by the creditworthiness of the put provider. Demand features, standby commitments, and tender options are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund. RESTRICTIONS. A fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities. WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS are trading practices in which payment and delivery for the security take place at a later date than is customary for that type of security. The market value of the security could change during this period.
FINANCIAL SERVICES INDUSTRY. Companies in the financial services industry are subject to various risks related to that industry, such as government regulation, changes in interest rates, and exposure on loans, including loans to foreign borrowers. If a fund invests substantially in this industry, its performance may be affected by conditions affecting the industry.
RESTRICTIONS: Each of Domestic    Portfolio,     Rated Money Market
   Portfolio     and Money Market    Portfolio     will invest more
than 25% of its total assets in the financial services industry.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income (exempt from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTIONS: Tax-Exempt    Portfolio     will not invest in a money
market fund. Tax-Exempt    Portfolio     does not currently intend to
invest in repurchase agreements. Treasury Only    Portfolio    ,
Treasury    Portfolio    , Government    Portfolio,     Domestic
   Portfolio    , Rated Money Market    Portfolio    , and Money
Market    Portfolio     do not currently intend to invest in a money
market fund.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type.
RESTRICTIONS:    Each of Domestic Portfolio, Rated Money Market
Portfolio and Money Market Portfolio may not invest more than 5% of their total assets in any one issuer, except that each fund may invest up to 25% of its total assets in the highest quality securities of a single issuer for up to three business days. These limitations do not apply to U.S. Government or to securities of other investment companies.
With respect to 75% of its total assets, Tax-Exempt    Portfolio
may not purchase a security if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer. This
limitation does not apply to U.S. Government securities    or to
securities of other investment companies.
Tax-Exempt    Portfolio     may invest more than 25% of its total
assets in tax-free securities that finance similar types of projects. BORROWING. Each fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements, and may make additional investments while borrowings are outstanding.
RESTRICTIONS: Each of Government    Portfolio    , Domestic
   Portfolio    , Rated Money Market    Portfolio    , and Money
Market    Portfolio     may borrow only for temporary or emergency
purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets. Each of Treasury Only
   Portfolio    , Treasury    Portfolio    , and Tax-Exempt
   Portfolio     may borrow only for temporary or emergency purposes,
but not in an amount exceeding 331/3% of its total assets.
LENDING A fund may lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of  a
fund's total assets. Treasury Only    Portfolio    , Treasury
   Portfolio,     Government    Portfolio    , and Tax-Exempt
   Portfolio     do not lend money to other funds advised by FMR.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
Treasury Only    Portfolio     seeks as high a level of current income
as is consistent with the security of principal and liquidity, and to maintain a constant net asset value per share (NAV) of $1.00.
Each of Treasury    Portfolio    , Government    Portfolio    ,
Domestic    Portfolio    , Rated Money Market    Portfolio    , and
Money Market    Portfolio     seeks to obtain as high a level of
current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
Tax-Exempt    Portfolio     seeks to obtain as high a level of
interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. The fund, under normal conditions, will invest so that at least 80% of its income distributions is exempt from federal income tax.
With respect to 75% of its total assets, Tax-Exempt    Portfolio
may not purchase a security if, as a result, more than 5% of its total assets would be invested in the securities of any one issuer. This
limitation does not apply to U.S. Government Securities    or to
securities of other investment companies.
Each of Domestic    Portfolio,     Rated Money Market    Portfolio
and Money Market    Portfolio     will invest more than 25% of its
total assets in obligations of companies in the financial services industry.
Each of Government    Portfolio    , Domestic    Portfolio    , Rated
Money Market    Portfolio    , and Money Market    Portfolio     may
borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its
total assets. Tax-Exempt    Portfolio     may borrow only for
temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of a fund's total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to an affiliate who provides assistance with these services. Each fund also pays OTHER EXPENSES, which are explained on page .
MANAGEMENT FEE
   The management fee is calculated and paid to FMR every month. Each fund pays a fee at an annual rate of 0.20% of its average net assets.
FIMM    is the funds' sub-adviser and has primary responsibility for managing their investments. FMR is responsible for providing other
management services. FMR     pays    FIMM 50% of its management fee
(before expense reimbursements) for FIMM's services. FMR paid FMR
Texas Inc. (FMR Texas), the predecessor com    pany to FIMM, fees
equal to __% of Trea   sury Only Portfolio's, ___% of Treasury
Portfolio's, ___% of Government Portfo    lio's, ___% of Domestic
Portfolio's, ---%    of Rated Money Market Portfolio's, ___% of Money
Market Portfolio's,  and __% of     Tax-Exempt Portfolio's average net
assets for the fiscal year ended March 31, 1998.
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder
servicing functions for Class I of    the Taxable Funds    . Fidelity
Service Company, Inc. (FSC) calculates the net asset value per share
(NAV) and dividends for Class I of the Taxable Funds    and maintains
the general accounting records for each Taxable Fund.
 For the fiscal year ended March 31,    1998    ,    transfer agency
and pricing and bookkeeping fees paid (as a percentage of average net
assets) amounted to the following.     [These amounts are before
expense reductions, if any.]
                     Transfer Agency    Pricing and
                     Fees Paid by       Bookkeeping
                     Class I            Fees Paid by
                                        Fund

Treasury Only        %                  %

Treasury             %                  %

Government           %                  %

Domestic             %                  %

Rated Money Market   %                  %

Money Market         %                  %

   UMB is the transfer and service agent for Tax-Exempt Portfolio.
UMB has entered into a sub-agreement with FIIOC. FIIOC performs transfer agency, dividend disbursing and shareholder servicing
functions for Class I of Tax-Exempt    Portfolio    .    UMB has also
entered into a sub-agreement with FSC    . FSC calculates the NAV and
dividends for Class I of Tax-Exempt    Portfolio     and maintains the
general accounting records for Tax-Exempt    Portfolio. Under the
terms of the sub-agreements, FIIOC and FSC receive all related fees paid to UMB by Class I of Tax-Exempt Portfolio.
For the fiscal year ended March 31,    1998    ,    transfer agency
and pricing and bookkeeping fees paid (as a percentage of average net assets) amounted to the following. These amounts are before expense reductions, if any.]
             Transfer Agency    Pricing and
             Fees Paid by       Bookkeeping
             Class I            Fees Paid by
                                Fund

Tax-Exempt   %                  %

Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity.
Class I of each fund has adopted a DISTRIBUTION AND SERVICE PLAN. Each plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of Class I shares. FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, the funds' Class I shares. Currently, the Board of Trustees of each fund has authorized such payments.
YOUR ACCOUNT


If you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.
HOW TO BUY SHARES
   THE PRICE TO BUY ONE SHARE of Class I is the class's NAV. Each fund
is managed to keep its NAV stable at $1.00.     Class I shares are
sold without a sales charge.
Your shares will be purchased at the next NAV calculated after your order is received in proper form. Class I's NAV is normally calculated each business day at the time indicated in the table below.
Fund                 NAV Calculation Times (Eastern Time)

Treasury Only        2:00 p.m.

Treasury                5:00 p.m    .

Government              5:00 p.m.

Domestic                5:00 p.m.

Rated Money Market      5:00 p.m.

Money Market         3:00 p.m.

Tax-Exempt           12:00 noon

   Each fund reserves the right to reject any specific purchase order,
including certain purchases by exchange    .    See "Exchange
Restrictions" on page ___. Purchase orders may be refused if, in FMR's opinion, they would disrupt the management of a fund.
It is the responsibility of your investment professional to transmit
your order to buy shares to Fidelity before the    NAV is
calculated     on the day you place your order.
   Share certificates are not available for Class I shares.
IF YOU ARE NEW TO FIDELITY, an initial investment must be preceded or accompanied by a completed, signed application, which should be forwarded to:
 Fidelity Investments
 P.O. Box 770002
 Cincinnati, OH 45277-0081
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Place a purchase order and wire money into your account, or
(small solid bullet) Open an account by exchanging from the same class of any fund that is offered through this prospectus.
INVESTMENTS IN THE FUNDS MUST BE MADE USING THE FEDERAL RESERVE WIRE SYSTEM. Checks and Automated Clearing House payments will not be accepted as a means of investment.
For wiring information and instructions, you should call the investment professional through which you trade or if you trade
directly through Fidelity, call Fidelity Client    Services at
1-800-843-3001    . There is no fee imposed by the funds for wire
purchases. However, if you buy shares through an investment professional, the investment professional may impose a fee for wire purchases.
In order to receive same-day acceptance of your investment, you must contact Fidelity Client Services and place your order between 8:30 a.m. and the following times on days the funds are open for business.
All wires must be received    in proper form     by the transfer agent
at the applicable fund's designated wire bank before the close of the Federal Reserve Wire System on that day.
You are advised to wire funds as early in the day as possible and to provide advance notice to Fidelity Client Services for purchases over
$10 million ($5 million for Treasury Only    Portfolio and Rate Money
Market Portfolio    ).
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $1,000,000*
MINIMUM BALANCE $1,000,000
*The minimum initial investment of $1 million may be waived if your aggregate balance in the Fidelity Institutional Money Market Funds is greater than $10 million. Please contact Fidelity Client Services for more information regarding this waiver.
HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares.
   THE PRICE TO SELL ONE SHARE of Class I is the class's NAV.
Your shares will be sold at the next NAV calculated after your order
is received i   n proper form    .    Each class's NAV is normally
calculated at the times indicated in the table on page ___.
   It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the NAV is calculated on the day you place your order.
       IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES,    leave at
least $1,000,000 worth of shares in the account to keep it open.
You must designate on your account application the U.S. commercial bank account(s) into which you wish the redemption proceeds to be deposited. Fidelity Client Services will then notify you that this feature has been activated and that you may request wire redemptions. You may change the bank account(s) designated to receive redemption proceeds at any time prior to making a redemption request. You should send a letter of instruction, including a signature guarantee, to Fidelity Client Services at the address shown [above/on page__].
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. There is no fee imposed by the funds for wiring of redemption proceeds. However, if you sell shares through an investment professional, the investment professional may impose a fee for wire redemptions.
Redemption proceeds will be wired via the Federal Reserve Wire System to your bank account of record. If your redemption request is received
   in proper form     by the transfer agent    before the NAV is
calculated    , redemption proceeds will normally be wired on that
day.
A fund reserves the right to take up to seven days to pay you if making immediate payment would adversely affect the fund.
You are advised to place your trades as early in the day as possible, and to provide advance notice to Fidelity Client Services for redemptions over $10 million ($5 million for Treasury Only
   Portfolio and Rated Money Market Portfolio    ).
INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that the transfer agent sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except a reinvestment, that affects your account balance or your account registration)
(small solid bullet) Account statements (monthly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call Fidelity Client Services at 1-800-843-3001 if you need additional copies of financial reports, prospectuses or historical account information.
SUB-ACCOUNTING AND SPECIAL SERVICES. Special processing has been
arranged with    FIIOC     for institutions that wish to open multiple
accounts (a master account and sub-accounts). You may be required to enter into a separate agreement with FIIOC. Charges for these services, if any, will be determined based on the level of services to be rendered.
SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net investment income and capital gains, if any, to shareholders each year. Income dividends are declared daily and paid monthly.
Income dividends declared are accrued daily throughout the month and are normally distributed on the first business day of the following month. Based on prior approval of each fund, dividends relating to Class I shares redeemed during the month can be distributed on the day of redemption. Each fund reserves the right to limit this service. DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. Class I offers two options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions, if any, will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. CASH OPTION. You will be sent a wire for your dividend and capital gain distributions, if any.
Dividends will be reinvested at each fund's Class I NAV on the last day of the month. Capital gain distributions, if any, will be reinvested at the NAV as of the record date of the distribution.
TAXES
As with any investment, you should consider how an investment in the funds could affect you. Below are some of the funds' tax implications. TAXES ON DISTRIBUTIONS. Interest income that Tax-Exempt
   Portfolio     earns is distributed to shareholders as income
dividends. Interest that is federally tax-free remains tax-free when it is distributed. Distributions from the Taxable Funds, however, are subject to federal income tax and may also be subject to state or local taxes. If you live outside the United States, your distributions from these funds could also be taxed by the country in which you reside.
For federal tax purposes, income and short-term capital    gains
f    rom each Taxable Fund are    distributed as dividends     and
taxed as    ordinary income    ;capital gain distributions, if any,
are taxed as long-term capital gains.
However, for shareholders of Tax-Exempt    Portfolio    , gain on the
sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are distributed as dividends and taxed as ordinary income; capital gain distributions, if any, are taxed as long-term capital gains.
Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.
For the fiscal year ended March 31,    1998    ,    __% of  Treasury
Only Portfolio's ___% of Treasury Portfolio's, ___% of Government Portfolio's, ___% of Domestic Portfolio's, ___% of Rated Money Market
Portfolio's, and ___% of Money Market Portfolio's     income
distributions were derived from interest on U.S. Government securities which is generally exempt from state income tax.
Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
Every January,    Fidelity     will send you and the IRS a statement
showing the    tax characterization     of distributions paid to you
in the previous year.
A portion of Tax-Exempt    Portfolio    's dividends may be free from
state or local taxes. Income from investments in your state are often tax-free to you. Each year, the transfer agent will send you a breakdown of Tax-Exempt Portfolio's income from each state to help you calculate your taxes.
During the fiscal year ended March 31,    1998, __% of Tax-Exempt
Portfolio'    s income dividends was free from federal income tax
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments.
TRANSACTION DETAILS
EACH FUND IS OPEN FOR BUSINESS and each class's NAV is normally calculated each day that the Federal Reserve Bank of Kansas City (Kansas City Fed) (for Tax-Exempt) or the Federal Reserve Bank of New
York (New York Fed) (for the Taxable Funds),    the NYSE and the
principal bond markets (as determined by a recommendation by the Bond
Market Association)     are open. The following holiday closings have
been scheduled for 1998: New Year's Day, Martin Luther King's Birthday, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the Kansas City Fed or the New York Fed,
the NYSE   , or the Bond Market Association may modify its holiday
schedule, or recommended holiday schedule     at any time.
To the extent that portfolio securities are traded in other markets on
days when the Kansas City Fed or the New York Fed, the NYSE    or the
principal bond markets     are closed, each class's NAV may be
affected on days when investors do not have access to the fund to purchase or redeem shares. Certain Fidelity funds may follow different holiday closing schedules.
A CLASS'S NAV is the value of a single share. The NAV of Class I of each fund is computed by adding Class I's pro rata share of the value of the fund's investments, cash, and other assets, subtracting Class I's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to Class I, and dividing the result by the number of Class I shares of that fund that are outstanding. Each fund values its portfolio securities on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps each fund maintain a stable $1.00 share price.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE    OR ELECTRONICALLY.
Fidelity will not be responsible for any     losses resulting from
unauthorized transactions if it follows reasonable security procedures
designed to verify the identity of the    investor    . Fidelity will
request personalized security codes or other information, and may also
record calls.    For transactions conducted through the Internet,
Fidelity recommends the use of an Internet browser with 128-bit
encryption    . You should verify the accuracy of your confirmation
statements immediately after you    receive them    . If you do not
want the ability to redeem and exchange by telephone, call    Fidelity
Client Services     for instructions. Additional documentation may be
required from corporations, associations, and certain fiduciaries. EACH FUND RESERVES THE RIGHT to suspend the offering of shares for a period of time.
TO ALLOW FMR TO MANAGE THE FUNDS MOST EFFECTIVELY, you are urged to initiate all trades as early in the day as possible and to notify Fidelity Client Services in advance of transactions in excess of $10
million or $5 million for Treasury Only    Portfolio and Rated Money
Market Portfolio    .
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased
at the next NAV calculated after your order is received    in proper
form    . Note the following:
(small solid bullet) All of your purchases must be made by federal funds wire; checks will not be accepted for purchases.
(small solid bullet) If your wire is not received in proper form by the close of the Federal Reserve Wire System, you could be liable for any losses or fees a fund or the transfer agent has incurred or for interest and penalties.
The income declared for Treasury Portfolio, Government
   Portfolio    , Domestic    Portfolio     and Rated Money Market
   Portfolio     is based on estimates of net interest income for the
fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.
   Shares begin to earn dividends on the day of purchase provided (i) you contact Fidelity Client Services and place your order between 8:30 a.m. and the following times and (ii) the fund's designated wire bank receives the wire in proper form before the close of the Federal Reserve Wire System on that day. On any day the principal bond markets close early (as recommended by the Bond Market Association) or the Kansas City Fed (for Tax-Exempt Portfolio) or the New York Fed (for the Taxable Funds) close early, the time on that day by which purchase orders must be placed in order to earn dividends on the day of purchase may be advanced.
Fund                 Dividend Times            (Eastern Time)

Treasury Only        2:00 p.m.

Treasury             5:00 p.m.

Government           5:00 p.m.

Domestic             5:00 p.m.

Rated Money Market   5:00 p.m.

Money Market         3:00 p.m.

Tax-Exempt           12:00 noon

WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at
the next NAV calculated after your order is received    in proper
form    . Note the following:
(small solid bullet) Shares of each fund earn dividends through the
day prior to the day of redemption.    On any day that the principal
bond markets close early (as recommended by the Bond Market Association) or the Kansas City Fed (for Tax-Exempt Portfolio) or the New York Fed (for the Taxable Funds) close early, a time may be set after which redemption orders earn dividends through the day of redemption. Under such circumstances, shares redeemed on a Friday or prior to a holiday continue to earn dividends until the next business day.
(small solid bullet) A fund may withhold redemption proceeds until it is reasonably assured that investments credited to your account have been received and collected.
(small solid bullet) When the NYSE    is closed     (or when trading
is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, a fund may suspend redemption or postpone payment dates. In cases of suspension of the right of redemption, the request for redemption may either be withdrawn or payment may be made based on the NAV next determined after the termination of the suspension.
IF YOUR ACCOUNT BALANCE FALLS BELOW $1,000,000 you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
THE TRANSFER AGENT MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC may, at its own expense, provide promotional incentives to qualified recipients who support the sale of shares of the funds without reimbursement from the funds. Qualified recipients are securities dealers who have sold fund shares or others, including banks and other financial institutions, under special arrangements in connection with FDC's sales activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder you have the privilege of exchanging Class I shares of any fund offered through this prospectus at no charge for Class I shares of any other fund offered through this prospectus.
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
BY TELEPHONE. Exchanges may be requested on any day a fund is open for business by calling Fidelity Client Services at 1-800-843-3001 between 8:30 a.m. and the closing time indicated in the table on page _____. BY MAIL. You may exchange shares on any business day by submitting written instructions with an authorized signature which is on file for that account. Written requests for exchanges should contain the fund name, class name, account number, the number of shares to be redeemed, and the name of the fund and class to be purchased. Written requests for exchange should be mailed to Fidelity Client Services at the address on page __.
WHEN YOU PLACE AN ORDER TO EXCHANGE SHARES, Class I shares will be
redeemed at the next determined NAV after your order is received    in
proper form    . Shares of the fund to be acquired will be purchased
at its next determined NAV after redemption proceeds are made available. You should note that, under certain circumstances, a fund may take up to seven days to make redemption proceeds available for the exchange purchase of shares of another fund. In addition, please note the following:
(small solid bullet) Exchanges will not be permitted until a completed and signed account application is on file.
(small solid bullet) The fund you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund, read its prospectus.
(small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify the exchange privilege in the future.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.


FIDELITY INSTITUTIONAL MONET MARKET FUNDS - CLASS II
FUNDS OF COLCHESTER STREET TRUST


 CROSS REFERENCE SHEET
Form N-1A Item Number
Part A     Prospectus Caption
1   Cover Page
2   Expenses
3 a  *
 b  *
 c  Performance
 d  Performance
4 a(i)  Charter
  (ii)  Investment Principles and Risks; Securities and Investment
Practices
 b    Securities and Investment Practices
 c  Investment Principles and Risks; Securities and Investment
Practices
5 a  Charter
 b(i)  Cover Page; FMR and Its Affiliates
 b(ii) FMR and Its Affiliates; Charter; Breakdown of Expenses b(iii) Expenses; Breakdown of Expenses
 c,d  Cover Page; Charter; Breakdown of
Expenses; FMR and Its Affiliates
 e  Expenses
 f  Expenses
 g  Expenses; FMR and Its Affiliates
5A   *
6 a(i)  Charter
 a(ii) How to Buy Shares; How to Sell Shares; Transaction Details; Exchange Restrictions
 a(iii)  *
 b  FMR and Its Affiliates
 c  Exchange Restrictions; Transaction Details
 d  *
 e Cover Page; How to Buy Shares; How to Sell Shares; Investor Services; Exchange Restrictions
 f,g  Dividends, Capital Gains, and Taxes
7 a  Charter; Cover Page
 b  How to Buy Shares; Transaction Details;Expenses
 c  *
 d  How to Buy Shares
 e  *
 f  Expenses; Breakdown of Expenses
8   How to Sell Shares; Investor Services; Transaction Details;
Exchange Restrictions
9   *





* Not Applicable



Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of a fund's most recent financial report and portfolio
   listing    , or a copy of the Statement of Additional Information
(SAI) dated    May 29, 1998    . The SAI has been filed with the
Securities and Exchange Commission (SEC) and is available along with
other related materials on the SEC's Internet Web    Site
(http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Client Services 82 Devonshire Street, Boston, MA 02109 at 1-800-843-3001, or your investment professional. INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT A FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.
Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.
LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED
OR DISAPPROVED BY THE SECURITIES
AND EXCHANGE COMMISSION, NOR HAS
THE SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.
   IMMII-pro-0598

FIDELITY INSTITUTIONAL
MONEY MARKET
FUNDS
TREASURY ONLY PORTFOLIO
CLASS II
(fund number 542)
TREASURY PORTFOLIO
CLASS II
(fund number 600)
GOVERNMENT PORTFOLIO
CLASS II
(fund number 604)
DOMESTIC PORTFOLIO
CLASS II
(fund number 692)
RATED MONEY MARKET
PORTFOLIO
CLASS II
(fund number 619)
MONEY MARKET PORTFOLIO
CLASS II
(fund number 541)
TAX-EXEMPT  PORTFOLIO
CLASS II
(fund number 544)


PROSPECTUS
   MAY 29, 1998(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON,
MA 02109
   CONTENTS


KEY FACTS                        WHO MAY WANT TO INVEST

                                 EXPENSES Class II's yearly operating
                                 expenses.

                                 FINANCIAL HIGHLIGHTS A summary of
                                 each fund's financial data.

                                 PERFORMANCE

THE FUNDS IN DETAIL              CHARTER How each fund is organized.

                                 INVESTMENT PRINCIPLES AND RISKS Each
                                 fund's overall approach to investing.

                                 BREAKDOWN OF EXPENSES How
                                 operating costs are calculated and what
                                 they include.

YOUR ACCOUNT                     HOW TO BUY SHARES Opening an
                                 account and making additional
                                 investments.

                                 HOW TO SELL SHARES Taking money out
                                 and closing your account.

                                 INVESTOR SERVICES  Services to help you
                                 manage your account.

SHAREHOLDER AND ACCOUNT          DIVIDENDS, CAPITAL GAINS, AND TAXES
POLICIES

                                 TRANSACTION DETAILS Share price
                                 calculations and the timing of purchases and redemptions.

                                 EXCHANGE RESTRICTIONS

KEY FACTS


WHO MAY WANT TO    INVEST
Each fund offers institutional and corporate investors a convenient and economical way to invest in a professionally managed portfolio of money market instruments.
Each fund is designed for investors who would like to earn current income while preserving the value of their investment.
The rate of income will vary from day to day, generally reflecting short-term interest rates.
Each fund is managed to keep its share price stable at $1.00. Each of
Treasury Only    Portfolio    , Treasury    Portfolio     and
Government    Portfolio     offers an added measure of safety with its
focus on U.S.    Government or Treasury     securities.
These funds do not constitute a balanced investment plan. However, because they emphasize stability, they could be well-suited for a portion of your investments.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class I shares do not have a sales charge and do not pay a distribution fee. Class II shares do not have a sales charge, but do pay a 0.15% distribution fee. Class III shares do not have a sales charge, but do pay a 0.25% distribution fee. Because Class I shares have no sales charge and do not pay a distribution fee, Class I shares are expected to have a higher total return than Class II and Class III shares. You may obtain more information about Class I and Class III shares, which are not offered through this prospectus, from your investment professional, or by calling Fidelity Client Services at 1-800-843-3001. Contact your investment professional to discuss which class is appropriate for you.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell Class II shares of a fund.
Sales charge on purchases and                None
reinvested distributions

Deferred sales charge on redemptions         None

ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company
(FMR). In addition, each fund is responsible for certain other expenses.
12b-1 fees are paid by Class II of each fund to the distributor for services and expenses in connection with the distribution of Class II shares of each fund.
Class II's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The following figures are based on historical expenses [, adjusted to reflect current fees,] of Class II of each fund and are calculated as a percentage of average net assets of [Class _ of] [the/each]. [A portion of the brokerage commissions that [the/a] fund pays is used to reduce [the/that] fund's expenses. In addition, [the/each] fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including [this/these] reduction[s], the total [fund/Class__] operating expenses presented in the table would have been __%[for Names of Funds].] TREASURY PORTFOLIO
   TREASURY ONLY PORTFOLIO
Management fee [(after reimbursement)]   %

12b-1 fee (Distribution Fee)             0.15%

Other expenses [(after reimbursement)]   %

Total operating expenses                 %

   TREASURY PORTFOLIO
Management fee [(after reimbursement)]   %

12b-1 fee (Distribution Fee)             0.15%

Other expenses [(after reimbursement)]   %

Total operating expenses                 %

   GOVERNMENT PORTFOLIO
Management fee [(after reimbursement)]   %

12b-1 fee (Distribution Fee)             0.15%

Other expenses [(after reimbursement)]   %

Total operating expenses                 %

   DOMESTIC PORTFOLIO
Management fee [(after reimbursement)]   %

12b-1 fee (Distribution Fee)             0.15%

Other expenses [(after reimbursement)]   %

Total operating expenses                 %

   RATED MONEY MARKET PORTFOLIO
Management fee [(after reimbursement)]   %

12b-1 fee (Distribution Fee)             0.15%

Other expenses [(after reimbursement)]   %

Total operating expenses                 %

   MONEY MARKET PORTFOLIO
Management fee [(after reimbursement)]   %

12b-1 fee (Distribution Fee)             0.15%

Other expenses [(after reimbursement)]   %

Total operating expenses                 %

TAX-EXEMPT PORTFOLIO
Management fee [(after reimbursement)]   %

12b-1 fee (Distribution Fee)             0.15%

Other expenses [(after reimbursement)]   %

Total operating expenses                 %

EXPENSE TABLE EXAMPLE: You would pay the following amount in total expenses on a $1,000 investment in Class II shares of a fund, assuming a 5% annual return and full redemption at the end of each time period.
   Total expenses shown below include any shareholder transaction expenses and Class II's annual operating expenses.
                     1 Year   3 Years   5 Years   10 Years

Treasury Only        $        $         $         $
Treasury
Government
Domestic
Rated Money Market
Money Market
Tax-Exempt

THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED EXPENSES OR RETURNS, ALL OF WHICH MAY VARY.
FMR has voluntarily agreed to reimburse Class II of each fund to the
extent that total operating expenses    (excluding interest, taxes,
brokerage commissions, extraordinary expenses and 12b-1 fees)    , as
a percentage of its respective average net assets, exceed 0.20% (0.18%
for Money Market    Portfoli    o. If these agreements were not in
effect, the management fee, other expenses and total operating expenses, as a percentage of average net assets, would have been the following amounts:
                                                 Other            Total
                               Manageme          Expenses         Operating
                               nt Fee                             Expenses

                               Class II          Class II         Class II

Treasury Only Portfolio         ____%             ____%            ____%

Treasury Portfolio              ____%             ____%            ____%

Government Portfolio            ____%             ____%            ____%

Domestic Portfolio              ____%             ____%            ____%

Rated Money Market Portfolio    ____%             ____%            ____%

Money Market Portfolio          ____%             ____%            ____%

Tax-Exempt Portfolio            ____%             ____%            ____%



FINANCIAL HIGHLIGHTS
The financial highlights tables that follow for Treasury Portfolio, Government Portfolio, Domestic Portfolio and Money Market Portfolio have been audited by __________, independent accountants. The financial highlights tables that follow for Treasury Only
   Portfolio,     Rated Money Market    Portfolio     and Tax-Exempt
   Portfolio     have been audited by ____________., independent
accountants. The funds' financial highlights, financial statements, and reports of the auditors are included in the funds' Annual Reports, and are incorporated by reference into (are legally a part of) the funds' SAI. Contact Fidelity Client Services (Client Services) for a free copy of the Annual Report or the SAI.

PERFORMANCE
Money market fund performance can be measured as TOTAL RETURN or YIELD.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD.
A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield.
SEVEN-DAY YIELD illustrates the income earned by an investment in a money market fund over a recent seven-day period. Since money market funds maintain a stable $1.00 share price, current seven-day yields are the most common illustration of money market fund performance.
The funds' performance and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance call Fidelity Client Services at 1-800-843-3001.

THE FUNDS IN DETAIL


CHARTER
 EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Each fund is a
diversified fund of    Colchester Street Trust    , an open-end
management investment company organized as a Delaware business trust
on    June 20, 1991.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced
executives who meet    periodically     throughout the year to oversee
the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance.
   The trustees serve as trustees for other Fidelity funds.     The
majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL    SHAREHOLDER     MEETINGS AND MAIL PROXY
MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about
the proposals to be voted on.    The number of votes you are entitled
to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which handles their business affairs.
   Fidelity Investments Money Management, Inc. (FIMM), located in
Merrimack, New Hampshire,     has primary responsibility for providing
investment management services.
As of March 31,    1998,     FMR advised funds having approximately
__million shareholder accounts with a total value of more than $__
billion.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for Class II of Treasury
Only    Portfolio,     Treasury    Portfolio    , Government
   Portfolio    , Domestic    Portfolio    , Rated Money Market
   Portfolio,     and Money Market    Portfolio     (the    Taxable
Funds    ). UMB Bank, n.a. (UMB) is the transfer agent for
Tax-Exempt    Portfolio    , and is located at 1010 Grand Avenue,
Kansas City, Missouri. UMB employs FIIOC to perform transfer agent servicing functions for Class II of Tax-Exempt Portfolio.
FMR Corp. is the ultimate parent company of FMR and    FIMM    .
Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
As of ________, approximately ____% and ____% of each of [NAME OF FUND]'s and [NAME OF FUND]'s total outstanding shares, respectively, were held by [FMR/FMR and [an] FMR affiliate[s]/[an] FMR affiliate[s].]
As of ________, approximately ____% of [NAME OF FUND]'s total outstanding shares were held by [NAME OF SHAREHOLDER]; approximately ___% of [NAME OF FUND]'s total outstanding shares were held by [NAME OF SHAREHOLDER]; and approximately ___% of [NAME OF FUND]'s total outstanding shares were held by [NAME OF SHAREHOLDER].]
To carry out the funds' transactions, FMR may use its broker-dealer affiliates and other firms that sell fund shares, provided that a fund receives services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
   The funds comply with industry-standard requirements on the quality, maturity, and diversification of their investments, which are
designed to help maintain a stable $1.00 share price.     Of course,
there is no guarantee that the funds will maintain a stable $1.00 share price. The funds will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities they buy. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the funds' investments could cause their share prices (and the value of your investment) to change.
The funds earn income at current money market rates. Each fund stresses preservation of capital, liquidity, and income (tax-free
income in the case of Tax-Exempt    Portfolio    ) and does not seek
the higher yields or capital appreciation that more aggressive investments may provide. Each fund's yield will vary from day to day, and generally reflects current short-term interest rates and other market conditions. It is important to note that neither the funds nor their yields are guaranteed by the U.S. Government.
TREASURY ONLY    PORTFOLIO     seeks to obtain as high a level of
current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests only in U.S. Treasury securities. The fund does not enter into repurchase agreements or reverse repurchase agreements.
The fund will invest in those securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.
TREASURY    PORTFOLIO      seeks to obtain as high a level of current
income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests only in U.S. Treasury securities and repurchase agreements for these securities. The fund does not enter into reverse repurchase agreements.
GOVERNMENT    PORTFOLIO     seeks to obtain as high a level of current
income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests only in U.S. Government securities and repurchase agreements for these securities. The fund also may enter into reverse repurchase agreements.
DOMESTIC    PORTFOLIO     seeks to obtain as high a level of current
income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests only in the highest-quality U.S. dollar-denominated money market securities of domestic issuers, including U.S. Government securities and repurchase agreements. Securities are "highest-quality" if rated in the highest rating category by at least two nationally recognized rating services, or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR. The fund also may enter into reverse repurchase agreements.
RATED MONEY MARKET    PORTFOLIO     seeks to obtain as high a level of
current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests only in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. The fund also may enter into reverse repurchase agreements.
MONEY MARKET    PORTFOLIO     seeks to obtain as high a level of
current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests only in the highest-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements. Securities are "highest-quality" if rated in the highest rating category by at least two nationally recognized rating services, or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR. The fund also may enter into reverse repurchase agreements.
TAX-EXEMPT    PORTFOLIO     seeks to obtain as high a level of
interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal.
The fund invests in municipal money market securities rated in the highest category by at least one nationally recognized rating service and in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent
quality to the highest rating category by FMR    and may invest in
securities structured so that they are eligible investments for the fund.
The fund normally invests so that at least 80% of its income distributions is exempt from federal income tax. The fund does not currently intend to purchase municipal securities whose interest is subject to the federal alternative minimum tax.
FMR normally invests the fund's assets according to its investment strategy and does not expect to invest in federally taxable obligations. The fund also reserves the right to hold a substantial amount of uninvested cash or to invest more than normally permitted in federally taxable obligations for temporary, defensive purposes. SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call 1-800-843-3001.
MONEY MARKET SECURITIES are high-quality, short-term instruments issued by the U.S. Government, corporations, financial institutions, municipalities, local and state governments, and other entities. These securities may carry fixed, variable, or floating interest rates.
Money market securities    may be structured     or employ a trust or
similar structure so that they are eligible investments for money market funds. If the structure does not perform as intended, adverse tax or investment consequences may result.
U.S. TREASURY MONEY MARKET SECURITIES are short-term debt obligations issued by the U.S. Treasury and include bills, notes, and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States.
U.S. GOVERNMENT MONEY MARKET SECURITIES are short-term debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be fully or partially backed by the local government, or by the credit of a private issuer or the current or anticipated revenues from specific projects or assets. Because many municipal securities are issued to finance similar types of projects, especially those
relating     to education,    health care,     housing,
transportation, and utilities, the municipal markets can be affected by conditions in those sectors. In addition, all municipal securities may be affected by uncertainties regarding their tax status, legislative changes, or rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.
CREDIT AND LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancement, including letters of credit, guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial institutions. These arrangements expose a fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and a fund's share price.
FOREIGN EXPOSURE. Securities issued by foreign entities, including foreign governments, corporations, and banks, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. Likewise, securities for which foreign entities provide credit or liquidity support may involve different risks than those supported by domestic entities. Extensive public information about the foreign entity may not be available, and unfavorable political, economic, or governmental developments in the foreign country involved could affect the repayment of principal or payment of interest.
ASSET-BACKED SECURITIES include interests in pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other money market securities, although stripped securities may be more volatile. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets. OTHER MONEY MARKET SECURITIES may include commercial paper, certificates of deposit, bankers' acceptances, and time deposits. MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
OTHER MUNICIPAL SECURITIES may include obligations of U.S. territories and possessions such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer or another party. In exchange for this benefit, a fund may accept a lower interest rate. The credit quality of the investment may be affected by the creditworthiness of the put provider. Demand features, standby commitments, and tender options are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund. RESTRICTIONS. A fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities. WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS are trading practices in which payment and delivery for the security take place at a later date than is customary for that type of security. The market value of the security could change during this period.
FINANCIAL SERVICES INDUSTRY. Companies in the financial services industry are subject to various risks related to that industry, such as government regulation, changes in interest rates, and exposure on loans, including loans to foreign borrowers. If a fund invests substantially in this industry, its performance may be affected by conditions affecting the industry.
RESTRICTIONS: Each of Domestic    Portfolio,     Rated Money Market
Portfolio     and Money Market    Portfolio     will invest more than
25% of its total assets in the financial services industry.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income (exempt from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTIONS: Tax-Exempt    Portfolio     will not invest in a money
market fund. Tax-Exempt    Portfolio     does not currently intend to
invest in repurchase agreements. Treasury Only    Portfolio,
Treasury    Portfolio    , Government    Portfolio, D    omestic
   Portfolio    , Rated Money Market    Portfolio,     and Money
Market    Portfolio     do not currently intend to    invest in a
money market fund.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type.
RESTRICTIONS: Each of Domestic    Portfolio    , Rated Money Market
   Portfoli    o and Money Market    Portfolio     may not invest more
than 5% of their total assets in any one issuer, except that each fund may invest up to 25% of its total assets in the highest quality securities of a single issuer for up to three business days. These limitations do not apply to U.S. Government securities or to securities of other investment companies.
With respect to 75% of its total assets, Tax-Exempt    Portfolio
may not purchase a security if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer. This limitation does not apply to U.S. Government securities or to securities of other investment companies.
Tax-Exempt    Portfolio     may invest more than 25% of its total
assets in tax-free securities that finance similar types of projects. BORROWING. Each fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements, and may make additional investments while borrowings are outstanding.
RESTRICTIONS: Each of Government    Portfolio    , Domestic
   Portfolio    , Rated Money Market    Portfolio    , and Money
Market    Portfolio     may borrow only for temporary or emergency
purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets. Each of Treasury Only
   Portfolio,     Treasury    Portfolio     and Tax-Exempt
   Portfolio     may borrow only for temporary or emergency purposes,
but not in an amount exceeding 331/3% of its total assets.
LENDING A fund may lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a
fund's total assets. Treasury Only    Portfolio    , Treasury
   Portfolio    , Government    Portfolio    , and Tax-Exempt
   Portfolio     do not lend money to other funds advised by FMR.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
Treasury Only    Portfolio     seeks as high a level of current income
as is consistent with the security of principal and liquidity, and to maintain a constant net asset value per share (NAV) of $1.00.
Each of Treasury    Portfolio,     Government    Portfolio    ,
Domestic    Portfolio,     Rated Money Market    Portfolio    , and
Money Market    Portfolio     seeks to obtain as high a level of
current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
Tax-Exempt    Portfolio     seeks to obtain as high a level of
interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. The fund, under normal conditions, will invest so that at least 80% of its income distributions is exempt from federal income tax.
With respect to 75% of its total assets, Tax-Exempt    Portfolio
    may not purchase a security if, as a result, more than 5% of its total assets would be invested in the securities of any one issuer.
This limitation does not apply to U.S. Government Securities    or to
securities of other investment companies.
Each of Domestic    Portfolio    , Rated Money Market    Portfolio
and Money Market    Portfolio     will invest more than 25% of its
total assets in obligations of companies in the financial services industry.
Each of Government    Portfolio    , Domestic    Portfolio    , Rated
Money Market    Portfolio     and Money Market    Portfolio     may
borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets. Tax-Exempt Portfolio may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of a fund's total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to an affiliate who provides assistance with these services. Each fund also pays OTHER EXPENSES, which are explained [at right/on page ].
MANAGEMENT FEE
   The management fee is calculated and paid to FMR every month. Each fund pays a fee at an annual rate of 0.20% of its average net assets.
   FIMM is the funds' sub-adviser and has primary responsibility for managing their investments. FMR is responsible for providing other management services. FMR pays FIMM 50% of its management fee (before expense reimbursements) for FIMM's services. FMR paid FMR Texas Inc. (FMR Texas), the predecessor company to FIMM, fees equal to __% of Treasury Only Portfolio's, ___% of Treasury Portfolio's, ___% of Government Portfolio's, ___% of Domestic Portfolio's, ___% of Rated Money Market Portfolio's, ___% of Money Market Portfolio's, and __%
o f Tax-Exempt Portfolio's average net assets for the fiscal year ended March 31, 1998.
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder
servicing functions for Class II of    the Taxable Funds    . Fidelity
Service Company, Inc. (FSC) calculates the net asset value per share
(NAV) and dividends for Class II of    the Taxable Funds     and
maintains the general accounting records for each    Taxable Fund.
   For the fiscal year ended March 31, 1998, transfer agency and pricing and bookkeeping fees paid (as a percentage of average net
assets) amounted to the following.     [These amounts are before
expense reductions, if any.]
                     Transfer Agency    Pricing and
                     Fees Paid by       Bookkeeping
                     Class II           Fees Paid by
                                        Fund

Treasury Only        %                  %

Treasury             %                  %

Government           %                  %

Domestic             %                  %

Rated Money Market   %                  %

Money Market         %                  %

   UMB is the transfer and service agent for Tax-Exempt Portfolio. UMB has entered into a sub-agreement with FIIOC. FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for Class II of Tax-Exempt Portfolio. UMB has also entered into a sub-agreement with FSC. FSC calculates the NAV and dividends for Class II of Tax-Exempt Portfolio and maintains the general accounting records for Tax-Exempt Portfolio. Under the terms of the sub-agreements, FIIOC and FSC receive all related fees paid to UMB by
    Class II of Tax-Exempt Portfolio.
   For the fiscal year ended March 31, 1998, transfer agency and pricing and bookkeeping fees paid (as a percentage of average net
assets) amounted to the following.     [These amounts are before
expense reductions, if any.]
             Transfer Agency    Pricing and
             Fees Paid by       Bookkeeping
             Class II           Fees Paid by
                                Fund

Tax-Exempt   %                  %

   Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity.
Class II of each fund has adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class II of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class II shares. Class II of each fund currently pays FDC a monthly distribution fee at an annual rate of 0.15% of its average net assets throughout the month.
The    Class II     plans specifically recognize that FMR may make
payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with the distribution of Class II shares, including payments made to investment professionals that provide shareholder support services or engage in the sale of Class II shares. Currently, the Board of Trustees of each fund has authorized such payments.
YOUR ACCOUNT


If you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.
HOW TO BUY SHARES
THE PRICE TO BUY ONE SHARE of Class II is the class's NAV. Each fund is managed to keep its NAV stable at $1.00. Class II shares are sold without a sales charge.
Your shares will be purchased at the next NAV calculated after your
order is received    in proper form    . Class II's NAV is normally
calculated each business day at the time indicated in the table below.
Fund                 NAV Calculation Times (Eastern Time)

Treasury Only        2:00 p.m.

Treasury             5:00 p.m.

Government           5:00 p.m.

Domestic             5:00 p.m.

Rated Money Market   5:00 p.m.

Money Market         3:00 p.m.

Tax-Exempt           12:00 noon

Each fund reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page ___. Purchase orders may be refused if, in FMR's opinion, they would disrupt the management of a fund.
It is the responsibility of your investment professional to transmit
your order to buy shares to Fidelity before the    NAV is calculated
    on the day you place your order.
   Share certificates are not available for Class II shares.
IF YOU ARE NEW TO FIDELITY, an initial investment must be preceded or accompanied by a completed, signed application, which should be forwarded to:
 Fidelity Investments
 P.O. Box 770002
 Cincinnati, OH 45277-0081
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Place a purchase order and wire money into your account, or
(small solid bullet) Open an account by exchanging from the same class of any fund that is offered through this prospectus.
INVESTMENTS IN THE FUNDS MUST BE MADE USING THE FEDERAL RESERVE WIRE SYSTEM. Checks and Automated Clearing House payments will not be accepted as a means of investment.
For wiring information and instructions, you should call the investment professional through which you trade or if you trade
directly through Fidelity, call Fidelity Client Services    at
1-800-843-3001.     There is no fee imposed by the funds for wire
purchases. However, if you buy shares through an investment professional, the investment professional may impose a fee for wire purchases.
All wires must be received    in proper form     by the transfer agent
at the applicable fund's designated wire bank before the close of the Federal Reserve Wire System on that day.
You are advised to wire funds as early in the day as possible and to provide advance notice to Fidelity Client Services for purchases over
$10 million ($5 million for Treasury    Only Portfolio and Rated Money
Market Portfolio    ).
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $1,000,000*
MINIMUM BALANCE $1,000,000
*The minimum initial investment of $1 million may be waived if your aggregate balance in the Fidelity Institutional Money Market Funds is greater than $10 million. Please contact Fidelity Client Services for more information regarding this waiver.
HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares.
   THE PRICE TO SELL ONE SHARE of Class II is the class's NAV.
Your shares will be sold at the next NAV calculated after your order
is received    in proper form    . Each class's NAV is normally
calculated at the times indicated in the table on page ___.
It is the responsibility of your investment professional to transmit
your order to sell shares to Fidelity before the    NAV is
calculated     on the day you place your order.
       IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES,    leave at
least $1,000,000 worth of shares in the account to keep it open.
You must designate on your account application the U.S. commercial bank account(s) into which you wish the redemption proceeds to be deposited. Fidelity Client Services will then notify you that this feature has been activated and that you may request wire redemptions. You may change the bank account(s) designated to receive redemption proceeds at any time prior to making a redemption request. You should send a letter of instruction, including a signature guarantee, to Fidelity Client Services at the address shown [above/on page__].
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. There is no fee imposed by the funds for wiring of redemption proceeds. However, if you sell shares through an investment professional, the investment professional may impose a fee for wire redemptions.
Redemption proceeds will be wired via the Federal Reserve Wire System to your bank account of record. If your redemption request is
received    in proper form     by the transfer agent before the NAV is
calculated, redemption proceeds will normally be wired on that day.
A fund reserves the right to take up to seven days to pay you if making immediate payment would adversely affect the fund.
You are advised to place your trades as early in the day as possible, and to provide advance notice to Fidelity Client Services for
redemptions over $10 million ($5 million for Treasury    Only
Portfolio and Rated Money Market Portfolio)    .
INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that the transfer agent sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except a reinvestment, that affects your account balance or your account registration)
(small solid bullet) Account statements (monthly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call Fidelity Client Services at 1-800-843-3001 if you need additional copies of financial reports, prospectuses or historical account information.
SUB-ACCOUNTING AND SPECIAL SERVICES. Special processing has been
arranged with    FIIOC     for institutions that wish to open multiple
accounts (a master account and sub-accounts). You may be required to enter into a separate agreement with FIIOC. Charges for these services, if any, will be determined based on the level of services to be rendered.
SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net investment income and capital gains, if any, to shareholders each year. Income dividends are declared daily and paid monthly.
Income dividends declared are accrued daily throughout the month and are normally distributed on the first business day of the following month. Based on prior approval of each fund, dividends relating to Class II shares redeemed during the month can be distributed on the day of redemption. Each fund reserves the right to limit this service. DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. Class II offers two options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions, if any, will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. CASH OPTION. You will be sent a wire for your dividend and capital gain distributions, if any.
Dividends will be reinvested at each fund's Class II NAV on the last day of the month. Capital gain distributions, if any, will be reinvested at the NAV as of the record date of the distribution.
TAXES
As with any investment, you should consider how an investment in the funds could affect you. Below are some of the funds' tax implications. TAXES ON DISTRIBUTIONS. Interest income that Tax-Exempt
   Portfolio     earns is distributed to shareholders as income
dividends. Interest that is federally tax-free remains tax-free when it is distributed. Distributions from the Taxable Funds, however, are subject to federal income tax and may also be subject to state or local taxes. If you live outside the United States, your distributions from these funds could also be taxed by the country in which you reside.
For federal tax purposes, income and short-term capital    gains
from each Taxable Fund are distributed as dividends and taxed as
   ordinary income    ; capital gain distributions, if any, are taxed
as long-term capital gains.
However, for shareholders of Tax-Exempt    Portfolio    , gain on the
sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are distributed as dividends and taxed as ordinary income; capital gain distributions, if any, are taxed as long-term capital gains.
Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.
For the fiscal year ended March 31,    1998, __% of Treasury Only
Portfolio's, ___% of Treasury Portfolio's, ___% of Government Portfolio's, ____% of Domestic Portfolio's, ___% of Rated Money Market
Portfolio's, and ___% of Money Market Portfolio's     income
distributions were derived from interest on U.S. Government securities which is generally exempt from state income tax.
Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
Every January,    Fidelity     will send you and the IRS a statement
showing the    tax characterization     of distributions paid to you
in the previous year.
A portion of Tax-Exempt    Portfolio's     dividends may be free from
state or local taxes. Income from investments in your state are often tax-free to you. Each year, the transfer agent will send you a
breakdown of Tax-Exempt    Portfolio's     income from each state to
help you calculate your taxes.
During the fiscal year ended March 31,    1998, __% of Tax-Exempt
Portfolio's     income dividends was free from federal income tax
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments.
TRANSACTION DETAILS
EACH FUND IS OPEN FOR BUSINESS and each class's NAV is normally calculated each day that both the Federal Reserve Bank of Kansas City
(Kansas City Fed) (for Tax-Exempt    Portfolio    ) or the Federal
Reserve Bank of New York (New York Fed) (for the Taxable Funds), the
NYSE    and the principal bond markets (as determined by a
recommendation by the Bond Market Association)     are open. The
following holiday closings have been scheduled for 1998: New Year's Day, Martin Luther King's Birthday, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the
Kansas City Fed or the New York Fed, the NYSE,    or the Bond Market
Association     may modify its holiday schedule    or recommended
holiday schedule     at any time.
To the extent that portfolio securities are traded in other markets on
days when the Kansas City Fed or the New York Fed, the NYSE    or the
principal bond markets are     closed, each class's NAV may be
affected on days when investors do not have access to the fund to purchase or redeem shares. Certain Fidelity funds may follow different holiday closing schedules.
A CLASS'S NAV is the value of a single share. The NAV of Class II of each fund is computed by adding Class II's pro rata share of the value of the fund's investments, cash, and other assets, subtracting Class II's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to Class II, and dividing the result by the number of Class II shares of that fund that are outstanding. Each fund values its portfolio securities on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps each fund maintain a stable $1.00 share price.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE OR
ELECTRONICALLY    . Fidelity will not be responsible for any losses
resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the
   investor    . Fidelity will request personalized security codes or
other information, and may also record calls.    For transactions
conducted through the Internet, Fidelity recommends the use of an
Internet browser with 128-bit encryption.     You should verify the
accuracy of your confirmation statements immediately after you
   receive them    . If you do not want the ability to redeem and
exchange by telephone, call Fidelity Client Services for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
EACH FUND RESERVES THE RIGHt to suspend the offering of shares for a period of time.
TO ALLOW FMR TO MANAGE THE FUNDS MOST EFFECTIVELY, you are urged to initiate all trades as early in the day as possible and to notify Fidelity Client Services in advance of transactions in excess of $10
million or $5 million for Treasury Only    Portfolio     and Rated
Money Market    Portfolio    .
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased
at the next NAV calculated after your order is received    in proper
form    . Note the following:
(small solid bullet) All of your purchases must be made by federal funds wire; checks will not be accepted for purchases.
(small solid bullet) If your wire is not received    in proper
form     by the close of the Federal Reserve Wire System, you could be liable for any losses or fees a fund or the transfer agent has incurred or for interest and penalties.
The income declared for Treasury    Portfolio    , Government
   Portfolio    , Domestic    Portfolio     and Rated Money Market
   Portfolio     is based on estimates of net interest income for the
fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.
   Shares begin to earn dividends on the day of purchase provided (i) you contact Fidelity Client Services and place your order between 8:30 a.m. and the following times and (ii) the fund's designated wire bank receives the wire in proper form before the close of the Federal Reserve Wire System on that day. On any day the principal bond markets close early (as recommended by the Bond Market Association) or the Kansas City Fed (for Tax-Exempt Portfolio) or the New York Fed (for the Taxable Funds) close early, the time on that day by which purchase orders must be placed in order to earn dividends on the day of purchase may be advanced.
Fund                 Dividend Times            (Eastern Time)

Treasury Only        2:00 p.m.

Treasury             5:00 p.m.

Government           5:00 p.m.

Domestic             5:00 p.m.

Rated Money Market   5:00 p.m.

Money Market         3:00 p.m.

Tax-Exempt           12:00 noon

WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at
the next NAV calculated after your order is received    in proper
form    . Note the following:
(small solid bullet) Shares of each fund earn dividends through the
day prior to the day of redemption.    On any day that the principal
bond markets close early (as recommended by the Bond Market Association) or the Kansas City Fed (for Tax-Exempt Portfolio) or the New York Fed (for the Taxable Fund) close early, a time may be set after which redemption orders earn dividends through the day of redemption. Under such circumstances, shares redeemed on a Friday or prior to a holiday continue to earn dividends until the next business day.
(small solid bullet) A fund may withhold redemption proceeds until it is reasonably assured that investments credited to your account have been received and collected.
(small solid bullet)    When the NYSE is closed     (or when trading
is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, a fund may suspend redemption or postpone payment dates. In cases of suspension of the right of redemption, the request for redemption may either be withdrawn or payment may be made based on the NAV next determined after the termination of the suspension.
IF YOUR ACCOUNT BALANCE FALLS BELOW $1,000,000 you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
THE TRANSFER AGENT MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC may, at its own expense, provide promotional incentives to qualified recipients who support the sale of shares of the funds without reimbursement from the funds. Qualified recipients are securities dealers who have sold fund shares or others, including banks and other financial institutions, under special arrangements in connection with FDC's sales activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder you have the privilege of exchanging Class II shares of any fund offered through this prospectus at no charge for Class II shares of any other fund offered through this prospectus.
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
BY TELEPHONE. Exchanges may be requested on any day a fund is open for business by calling Fidelity Client Services at 1-800-843-3001 between 8:30 a.m. and the closing time indicated in the table on page ___.
BY MAIL. You may exchange shares on any business day by submitting written instructions with an authorized signature which is on file for that account. Written requests for exchanges should contain the fund name, class name, account number, the number of shares to be redeemed, and the name of the fund and class to be purchased. Written requests for exchange should be mailed to Fidelity Client Services at the address on page __.
WHEN YOU PLACE AN ORDER TO EXCHANGE SHARES, Class II shares will be
redeemed at the next determined NAV after your order is received    in
proper form    . Shares of the fund to be acquired will be purchased
at its next determined NAV after redemption proceeds are made available. You should note that, under certain circumstances, a fund may take up to seven days to make redemption proceeds available for the exchange purchase of shares of another fund. In addition, please note the following:
(small solid bullet) Exchanges will not be permitted until a completed and signed account application is on file.
(small solid bullet) The fund you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund, read its prospectus.
(small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify the exchange privilege in the future.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.


FIDELITY INSTITUTIONAL MONET MARKET FUNDS - CLASS III
FUNDS OF COLCHESTER STREET TRUST


 CROSS REFERENCE SHEET
Form N-1A Item Number
Part A     Prospectus Caption
1   Cover Page
2   Expenses
3 a  *
 b  *
 c  Performance
 d  Performance
4 a(i)  Charter
  (ii)  Investment Principles and Risks; Securities and Investment
Practices
 b    Securities and Investment Practices
 c  Investment Principles and Risks; Securities and Investment
Practices
5 a  Charter
 b(i)  Cover Page; FMR and Its Affiliates
 b(ii) FMR and Its Affiliates; Charter; Breakdown of Expenses b(iii) Expenses; Breakdown of Expenses
 c,d  Cover Page; Charter; Breakdown of
Expenses; FMR and Its Affiliates
 e  Expenses
 f  Expenses
 g  Expenses; FMR and Its Affiliates
5A   *
6 a(i)  Charter
 a(ii) How to Buy Shares; How to Sell Shares; Transaction Details; Exchange Restrictions
 a(iii)  *
 b  FMR and Its Affiliates
 c  Exchange Restrictions; Transaction Details
 d  *
 e Cover Page; How to Buy Shares; How to Sell Shares; Investor Services; Exchange Restrictions
 f,g  Dividends, Capital Gains, and Taxes
7 a  Charter; Cover Page
 b  How to Buy Shares; Transaction Details;Expenses
 c  *
 d  How to Buy Shares
 e  *
 f  Expenses; Breakdown of Expenses
8   How to Sell Shares; Investor Services; Transaction Details;
Exchange Restrictions
9   *





* Not Applicable



Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of a fund's most recent financial report and portfolio
   listing    , or a copy of the Statement of Additional Information
(SAI) dated    May 29, 1998    . The SAI has been filed with the
Securities and Exchange Commission (SEC) and is available along with
other related materials on the SEC's Internet Web    Site
(http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Client Services 82 Devonshire Street, Boston, MA 02109 at 1-800-843-3001, or your investment professional. INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT A FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.
Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.
LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED
OR DISAPPROVED BY THE SECURITIES
AND EXCHANGE COMMISSION, NOR HAS
THE SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.
   IMMIII-pro-0598

FIDELITY INSTITUTIONAL
MONEY MARKET
FUNDS
TREASURY ONLY PORTFOLIO
CLASS III
(fund number 543)
TREASURY PORTFOLIO
CLASS III
(fund number 696)
GOVERNMENT PORTFOLIO
CLASS III
(fund number 657)
DOMESTIC PORTFOLIO
CLASS III
(fund number 691)
RATED MONEY MARKET
PORTFOLIO
CLASS III
(fund number 652)
MONEY MARKET PORTFOLIO
CLASS III
(fund number 659)
TAX-EXEMPT  PORTFOLIO
CLASS III
(fund number 684)


PROSPECTUS
   MAY 29, 1998(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON,
MA 02109
   CONTENTS


KEY FACTS                        WHO MAY WANT TO INVEST

                                 EXPENSES Class III's yearly operating
                                 expenses.

                                 FINANCIAL HIGHLIGHTS A summary of
                                 each fund's financial data.

                                 PERFORMANCE

THE FUNDS IN DETAIL              CHARTER How each fund is organized.

                                 INVESTMENT PRINCIPLES AND RISKS Each
                                 fund's overall approach to investing.

                                 BREAKDOWN OF EXPENSES How
                                 operating costs are calculated and what
                                 they include.

YOUR ACCOUNT                     HOW TO BUY SHARES Opening an
                                 account and making additional
                                 investments.

                                 HOW TO SELL SHARES Taking money out
                                 and closing your account.

                                 INVESTOR SERVICES  Services to help you
                                 manage your account.

SHAREHOLDER AND ACCOUNT          DIVIDENDS, CAPITAL GAINS, AND TAXES
POLICIES

                                 TRANSACTION DETAILS Share price
                                 calculations and the timing of purchases and redemptions.

                                 EXCHANGE RESTRICTIONS

KEY FACTS


WHO MAY WANT TO    INVEST
Each fund offers institutional and corporate investors a convenient and economical way to invest in a professionally managed portfolio of money market instruments.
Each fund is designed for investors who would like to earn current income while preserving the value of their investment.
The rate of income will vary from day to day, generally reflecting short-term interest rates.
Each fund is managed to keep its share price stable at $1.00. Each of
Treasury Only    Portfolio    , Treasury    Portfolio     and
Government    Portfolio     offers an added measure of safety with its
focus on    U.S. Government     or Treasury  securities.
These funds do not constitute a balanced investment plan. However, because they emphasize stability, they could be well-suited for a portion of your investments.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class I shares do not have a sales charge and do not pay a distribution fee. Class II shares do not have a sales charge, but do pay a 0.15% distribution fee. Class III shares do not have a sales charge, but do pay a 0.25% distribution fee. Because Class I shares have no sales charge and do not pay a distribution fee, Class I shares are expected to have a higher total return than Class II and Class III shares. You may obtain more information about Class I and Class II shares, which are not offered through this prospectus, from your investment professional, or by calling Fidelity Client Services at 1-800-843-3001. Contact your investment professional to discuss which class is appropriate for you.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell Class III shares of a fund.
Sales charge on purchases and                None
reinvested distributions

Deferred sales charge on redemptions         None

ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company
(FMR). In addition, each fund is responsible for certain other expenses.
12b-1 fees are paid by Class III of each fund to the distributor for services and expenses in connection with the distribution of Class III shares of each fund
Class III's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The following figures are based on historical expenses [, adjusted to reflect current fees,] of Class III of each fund and are calculated as a percentage of average net assets of Class III of each fund. [A portion of the brokerage commissions that [the/a] fund pays is used to reduce [the/that] fund's expenses. In addition, [the/each] fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including [this/these] reduction[s], the total [fund/Class__] operating expenses presented in the table would have been __%[for Names of Funds].]
   TREASURY ONLY PORTFOLIO
   TR
Management fee [(after reimbursement)]   %

12b-1 fee (Distribution Fee)             0.25%

Other expenses [(after reimbursement)]   %

Total operating expenses                 %

   TREASURY PORTFOLIO
   TR
Management fee [(after reimbursement)]   %

12b-1 fee (Distribution Fee)             0.25%

Other expenses [(after reimbursement)]   %

Total operating expenses                 %

   GOVERNMENT PORTFOLIO
   TR
Management fee [(after reimbursement)]   %

12b-1 fee (Distribution Fee)             0.25%

Other expenses [(after reimbursement)]   %

Total operating expenses                 %

   DOMESTIC PORTFOLIO
   TR
Management fee [(after reimbursement)]   %

12b-1 fee (Distribution Fee)             0.25%

Other expenses [(after reimbursement)]   %

Total operating expenses                 %

   RATED MONEY MARKET PORTFOLIO
   TR
Management fee [(after reimbursement)]   %

12b-1 fee (Distribution Fee)             0.25%

Other expenses [(after reimbursement)]   %

Total operating expenses                 %

   MONEY MARKET PORTFOLIO
   TR
Management fee [(after reimbursement)]   %

12b-1 fee (Distribution Fee)             0.25%

Other expenses [(after reimbursement)]   %

Total operating expenses                 %

   TAX-EXEMPT PORTFOLIO
   TR
Management fee [(after reimbursement)]   %

12b-1 fee (Distribution Fee)             0.25%

Other expenses [(after reimbursement)]   %

Total operating expenses                 %

   EXPENSE TABLE EXAMPLE: You would pay the following amount in total expenses on a $1,000 investment in Class III shares of a fund, assuming a 5% annual return and full redemption at the end of each time period. Total expenses shown below include any shareholder transaction expenses and Class III's annual operating expenses.
                     1 Year   3 Years   5 Years   10 Years

Treasury Only        $        $         $         $
Treasury
Government
Domestic
Rated Money Market
Money Market
Tax-Exempt

THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED EXPENSES OR RETURNS, ALL OF WHICH MAY VARY. FMR has voluntarily agreed to reimburse Class III of each fund to the
extent that total operating expenses    (excluding interest, taxes,
brokerage commissions, extraordinary expenses and 12b-1 fees)    , as
a percentage of its respective average net assets, exceed 0.20% (0.18%
for Money Market    Portfolio    . If these agreements were not in
effect, the management fee, other expenses and total operating expenses, as a percentage of average net assets, would have been the following amounts:

                                                  Other             Total
                               Manageme           Expenses          Operating
                               nt Fee                               Expenses

                               Class III          Class III         Class III

Treasury Only Portfolio         ____%              ____%             ____%

Treasury Portfolio              ____%              ____%             ____%

Government Portfolio            ____%              ____%             ____%

Domestic Portfolio              ____%              ____%             ____%

Rated Money Market Portfolio    ____%              ____%             ____%

Money Market Portfolio          ____%              ____%             ____%

Tax-Exempt Portfolio            ____%              ____%             ____%

FINANCIAL HIGHLIGHTS
The financial highlights tables that follow for Treasury
   Portfolio    , Government    Portfolio    , Domestic
   Portfolio     and Money Market    Portfolio     have been audited
by _________independent accountants. The financial highlights tables
that follow for Treasury Only    Portfolio    , Rated Money Market
   Portfolio     and Tax-Exempt    Portfolio     have been audited by
_______., independent accountants. The funds' financial highlights, financial statements, and reports of the auditors are included in the funds' Annual Reports, and are incorporated by reference into (are legally a part of) the funds' SAI. Contact Fidelity Client Services (Client Services) for a free copy of the Annual Report or the SAI.

PERFORMANCE
Money market fund performance can be measured as TOTAL RETURN or YIELD.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD.
A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield.
SEVEN-DAY YIELD illustrates the income earned by an investment in a money market fund over a recent seven-day period. Since money market funds maintain a stable $1.00 share price, current seven-day yields are the most common illustration of money market fund performance.
The funds' performance and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance call Fidelity Client Services at 1-800-843-3001.

THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Each fund is a
diversified fund of    Colchester Street Trust    , an open-end
management investment company organized as a Delaware business trust
on    June 20, 1991    .
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced
executives who meet    periodically     throughout the year to oversee
the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance.
   The trustees serve as trustees for other Fidelity funds    . The
majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL    SHAREHOLDER     MEETINGS AND MAIL PROXY
MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about
the proposals to be voted on.    The number of votes you are entitled
to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which handles their business affairs.
   Fidelity Investments Money Management, Inc. (FIMM), located in
Merrimack, New Hampshire    , has primary responsibility for providing
investment management services.
As of March 31,    1998    , FMR advised funds having approximately
__million shareholder accounts with a total value of more than $__
billion.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for Class III of Treasury
Only    Portfolio    , Treasury    Portfolio    , Government
   Portfolio    , Domestic    Portfolio    , Rated Money Market
   Portfolio    , and Money Market    Portfolio (the Taxable
Funds)    . UMB Bank, n.a. (UMB) is the transfer agent for Tax-Exempt
   Portfolio    , and is located at 1010 Grand Avenue, Kansas City,
Missouri. UMB employs FIIOC to perform transfer agent servicing
functions for Class III of Tax-Exempt    Portfolio.
FMR Corp. is the ultimate parent company of FMR and    FIMM    .
Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
As of_________, approximately ____% and ____% of each of [NAME OF FUND]'s and [NAME OF FUND]'s total outstanding shares, respectively, were held by [FMR/FMR and [an] FMR affiliate[s]/[an] FMR affiliate[s].]
As of__________, approximately ____% of [NAME OF FUND]'s total outstanding shares were held by [NAME OF SHAREHOLDER]; approximately ___% of [NAME OF FUND]'s total outstanding shares were held by [NAME OF SHAREHOLDER]; and approximately ___% of [NAME OF FUND]'s total outstanding shares were held by [NAME OF SHAREHOLDER].]
To carry out the funds' transactions, FMR may use its broker-dealer affiliates and other firms that sell fund shares, provided that a fund receives services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
   The funds comply with industry-standard requirements on the quality, maturity, and diversification of their investments, which are
designed to help maintain a stable $1.00 share price.     Of course,
there is no guarantee that the funds will maintain a stable $1.00 share price. The funds will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities they buy. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the funds' investments could cause their share prices (and the value of your investment) to change.
The funds earn income at current money market rates. Each fund stresses preservation of capital, liquidity, and income (tax-free
income in the case of Tax-Exempt    Portfolio    ) and does not seek
the higher yields or capital appreciation that more aggressive investments may provide. Each fund's yield will vary from day to day, and generally reflects current short-term interest rates and other market conditions. It is important to note that neither the funds nor their yields are guaranteed by the U.S. Government.
TREASURY ONLY    PORTFOLIO     seeks to obtain as high a level of
current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests only in U.S. Treasury securities. The fund does not enter into repurchase agreements or reverse repurchase agreements.
The fund will invest in those securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.
TREASURY    PORTFOLIO      seeks to obtain as high a level of current
income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests only in U.S. Treasury securities and repurchase agreements for these securities. The fund does not enter into reverse repurchase agreements.
GOVERNMENT    PORTFOLIO     seeks to obtain as high a level of current
income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests only in U.S. Government securities and repurchase agreements for these securities. The fund also may enter into reverse repurchase agreements.
DOMESTIC    PORTFOLIO     seeks to obtain as high a level of current
income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests only in the highest-quality U.S. dollar-denominated money market securities of domestic issuers, including U.S. Government securities and repurchase agreements. Securities are "highest-quality" if rated in the highest rating category by at least two nationally recognized rating services, or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR. The fund also may enter into reverse repurchase agreements.
RATED MONEY MARKET    PORTFOLIO     seeks to obtain as high a level of
current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests only in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. The fund also may enter into reverse repurchase agreements.
MONEY MARKET    PORTFOLIO     seeks to obtain as high a level of
current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests only in the highest-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements. Securities are "highest-quality" if rated in the highest rating category by at least two nationally recognized rating services, or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR. The fund also may enter into reverse repurchase agreements.
TAX-EXEMPT PORTFOLIO seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal.
The fund invests in municipal money market securities rated in the highest category by at least one nationally recognized rating service and in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent
quality to the highest rating category by FMR    and may invest in
securities structured so that they are eligible investments for the fund.
The fund normally invests so that at least 80% of its income distributions is exempt from federal income tax. The fund does not currently intend to purchase municipal securities whose interest is subject to the federal alternative minimum tax.
FMR normally invests the fund's assets according to its investment strategy and does not expect to invest in federally taxable obligations. The fund also reserves the right to hold a substantial amount of uninvested cash or to invest more than normally permitted in federally taxable obligations for temporary, defensive purposes. SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call 1-800-843-3001.
MONEY MARKET SECURITIES are high-quality, short-term instruments issued by the U.S. Government, corporations, financial institutions, municipalities, local and state governments, and other entities. These securities may carry fixed, variable, or floating interest rates.
   Money     market securities    may be structured     or employ a
trust or similar structure so that they are eligible investments for money market funds. If the structure does not perform as intended, adverse tax or investment consequences may result.
U.S. TREASURY MONEY MARKET SECURITIES are short-term debt obligations issued by the U.S. Treasury and include bills, notes, and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States.
U.S. GOVERNMENT MONEY MARKET SECURITIES are short-term debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be fully or partially backed by the local government, or by the credit of a private issuer or the current or anticipated revenues from specific projects or assets. Because many municipal securities are issued to finance similar types of projects, especially those
   relating     to education,    health care    , housing,
transportation, and utilities, the municipal markets can be affected by conditions in those sectors. In addition, all municipal
securities     may be affected by uncertainties regarding their tax
status, legislative changes, or rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.
CREDIT AND LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancement, including letters of credit, guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial institutions. These arrangements expose a fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and a fund's share price.
FOREIGN EXPOSURE. Securities issued by foreign entities, including foreign governments, corporations, and banks, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. Likewise, securities for which foreign entities provide credit or liquidity support may involve different risks than those supported by domestic entities. Extensive public information about the foreign entity may not be available, and unfavorable political, economic, or governmental developments in the foreign country involved could affect the repayment of principal or payment of interest.
ASSET-BACKED SECURITIES include interests in pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other money market securities, although stripped securities may be more volatile. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets. OTHER MONEY MARKET SECURITIES may include commercial paper, certificates of deposit, bankers' acceptances, and time deposits. MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
OTHER MUNICIPAL SECURITIES may include obligations of U.S. territories and possessions such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer or another party. In exchange for this benefit, a fund may accept a lower interest rate. The credit quality of the investment may be affected by the creditworthiness of the put provider. Demand features, standby commitments, and tender options are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund. RESTRICTIONS. A fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities. WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS are trading practices in which payment and delivery for the security take place at a later date than is customary for that type of security. The market value of the security could change during this period.
FINANCIAL SERVICES INDUSTRY. Companies in the financial services industry are subject to various risks related to that industry, such as government regulation, changes in interest rates, and exposure on loans, including loans to foreign borrowers. If a fund invests substantially in this industry, its performance may be affected by conditions affecting the industry.
RESTRICTIONS: Each of Domestic    Portfolio    , Rated Money Market
   Portfolio     and Money Market    Portfolio     will invest more
than 25% of its total assets in the financial services industry.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income (exempt from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTIONS: Tax-Exempt    Portfoli    o will not invest in a money
market fund. Tax-Exempt    Portfolio     does not currently intend to
invest in repurchase agreements. Treasury Only    Portfolio,
Treasury    Portfolio    , Government    Portfolio    , Domestic
   Portfolio    , Rated Money Market    Portfolio    , and Money
Market    Portfolio     do not currently intend to invest in a money
market fund.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type.
RESTRICTIONS: Each of Domestic    Portfolio,     Rated Money Market
   Portfoli    o and Money Market    Portfolio     may not invest more
than 5% of their total assets in any one issuer, except that each fund may invest up to 25% of its total assets in the highest quality securities of a single issuer for up to three business days. These limitations do not apply to U.S. Government securities or to securities of other investment companies.
With respect to 75% of its total assets, Tax-Exempt    Portfolio
may not purchase a security if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer. This
limitation does not apply to U.S. Government    securities or to
securities of other investment companies.
Tax-Exempt    Portfolio     may invest more than 25% of its total
assets in tax-free securities that finance similar types of projects. BORROWING. Each fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements, and may make additional investments while borrowings are outstanding.
RESTRICTIONS: Each of Government    Portfolio    , Domestic
   Portfolio    , Rated Money Market    Portfolio     and Money Market
   Portfolio     may borrow only for temporary or emergency purposes,
or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets. Each of Treasury Only
Portfolio    , Treasury    Portfolio     and Tax-Exemp   t
Portfolio     may borrow only for temporary or emergency purposes, but
not in an amount exceeding 331/3% of its total assets.
LENDING A fund may lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a
fund's total assets. Treasury Only    Portfolio    , Treasury
   Portfolio    , Government    Portfolio    , and Tax-Exempt
   Portfolio     do not lend money to other funds advised by FMR.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
Treasury Only    Portfolio     seeks as high a level of current income
as is consistent with the security of principal and liquidity, and to maintain a constant net asset value per share (NAV) of $1.00.
Each of Treasury    Portfolio,     Government    Portfolio    ,
Domestic    Portfolio    , Rated Money Market    Portfolio    , and
Money Market    Portfolio     seeks to obtain as high a level of
current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
Tax-Exempt    Portfolio     seeks to obtain as high a level of
interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. The fund, under normal conditions, will invest so that at least 80% of its income distributions is exempt from federal income tax.
With respect to 75% of its total assets, Tax-Exempt    Portfolio
    may not purchase a security if, as a result, more than 5% of its total assets would be invested in the securities of any one issuer.
This limitation does not apply to U.S. Government Securities    or to
securities of other investment companies.
Each of Domestic    Portfolio    , Rated Money Market    Portfoli    o
and Money Market    Portfolio     will invest more than 25% of its
total assets in obligations of companies in the financial services industry.
Each of Government    Portfolio    , Domestic    Portfolio    , Rated
Money Market    Portfoli    o and Money Market    Portfolio     may
borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its
total assets. Tax-Exempt    Portfolio     may borrow only for
temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of a fund's total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to an affiliate who provides assistance with these services. Each fund also pays OTHER EXPENSES, which are explained [at right/on page ].
MANAGEMENT FEE
   The management fee is calculated and paid to FMR every month. Each fund pays a fee at an annual rate of 0.20% of its average net assets.
   FIMM is the funds' sub-adviser and has primary responsibility for managing their investments. FMR is responsible for providing other management services. FMR pays FIMM 50% of its management fee (before expense reimbursements) for FIMM's services. FMR paid FMR Texas Inc. (FMR Texas) the predecessor company to FIMM fees equal to __% of Treasury Only Portfolio's, ___% of Treasury Portfolio's, ___% of Government Portfolio's, ___% of Domestic Portfolio's, ___% of Rated Money Market Portfolio's, ___% of Money Market Portfolio's, and __% of
Tax-Exempt Portfolio's average net assets     for the fiscal year
ended March 31, 1998.
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder
servicing functions for Class III shares of    the Taxable Funds    .
Fidelity Service Company, Inc. (FSC) calculates the net asset value
per share (NAV) and dividends for Class III of t   he Taxable Funds
    an   d maintains the general accounting re    cords for each
Taxable Fund.
   For the fiscal year ended March 31, 1998, transfer agency and pricing and bookkeeping fees paid (as a percentage of average net
assets) amounted to the following.     [These amounts are before
expense reductions, if any.]
                     Transfer Agency    Pricing and
                     Fees Paid by       Bookkeeping
                     Class III          Fees Paid by
                                        Fund

Treasury Only        %                  %

Treasury             %                  %

Government           %                  %

Domestic             %                  %

Rated Money Market   %                  %

Money Market         %                  %

   UMB is the transfer and service agent for Tax-Exempt Portfolio. UMB has entered into a sub-agreement with FIIOC. FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for Class III of Tax-Exempt Portfolio. UMB has also entered into a
sub-agreement with FSC.     FSC calculates the NAV and dividends for
Class III of Tax-Exempt Portfolio and maintains the general accounting records for Tax-Exempt Portfolio. Under the terms of the sub-agreements, FIIOC and FSC receive all related fees paid to UMB by Class III of Tax-Exempt Portfolio.
   For the fiscal year ended March 31, 1998, transfer agency and pricing and bookkeeping fees paid (as a percentage of average net
assets) amounted to the following.     [These amounts are before
expense reductions, if any.]
             Transfer Agency    Pricing and
             Fees Paid by       Bookkeeping
             Class III          Fees Paid by
                                Fund

Tax-Exempt   %                  %

   Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity.
Class III of each fund has adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class III of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class III shares. Class III of each fund currently pays FDC a monthly distribution fee at an annual rate of 0.25% of its average net assets throughout the month.
   The Class III     plans specifically recognize that FMR may make
payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with the distribution of Class III shares, including payments made to investment professionals that provide shareholder support services or engage in the sale of Class III shares. Currently, the Board of Trustees of each fund has authorized such payments.
   YOUR ACCOUNT


If you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.
HOW TO BUY SHARES
   THE PRICE TO BUY ONE SHARE of Class III is the class's NAV.
    Each fund is managed to keep its NAV stable at $1.00. Class III shares are sold without a sales charge.
Your shares will be purchased at the next NAV calculated after your
order is received    in proper form    . Class III's NAV is normally
calculated each business day at the time indicated in the table below.
Fund                 NAV Calculation Times (Eastern Time)

Treasury Only        2:00 p.m.

Treasury             5:00 p.m.

Government           5:00 p.m.

Domestic             5:00 p.m.

Rated Money Market   5:00 p.m.

Money Market         3:00 p.m.

Tax-Exempt           12:00 noon

   Each fund reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page ___. Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
It is the responsibility of your investment professional to transmit
your order to buy shares to Fidelity before the    NAV is
calculated     on the day you place your order.
   Share certificates are not available for Class III shares.
IF YOU ARE NEW TO FIDELITY, an initial investment must be preceded or accompanied by a completed, signed application, which should be forwarded to:
 Fidelity Investments
 P.O. Box 770002
 Cincinnati, OH 45277-0081
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Place a purchase order and wire money into your account, or
(small solid bullet) Open an account by exchanging from the same class of any fund that is offered through this prospectus.
INVESTMENTS IN THE FUNDS MUST BE MADE USING THE FEDERAL RESERVE WIRE SYSTEM. Checks and Automated Clearing House payments will not be accepted as a means of investment.
For wiring information and instructions, you should call the investment professional through which you trade or if you trade
directly through Fidelity,    call Fidelity Client Services at
1-800-843-3001    . There is no fee imposed by the funds for wire
purchases. However, if you buy shares through an investment professional, the investment professional may impose a fee for wire purchases.
All wires must be received    in proper form     by the transfer agent
at the applicable fund's designated wire bank before the close of the Federal Reserve Wire System on that day.
You are advised to wire funds as early in the day as possible and to provide advance notice to Fidelity Client Services for purchases over
$10 million ($5 million for Treasury    Only Portfolio and Rated Money
Market Portfolio    ).
MINIMUM INVESTMENTS
TR
TO OPEN AN ACCOUNT $1,000,000*
MINIMUM BALANCE $1,000,000
*The minimum initial investment of $1 million may be waived if your aggregate balance in the Fidelity Institutional Money Market Funds is greater than $10 million. Please contact Fidelity Client Services for more information regarding this waiver.
HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by
selling    (redeeming) some or all of your shares.
   THE PRICE TO SELL ONE SHARE of Class III is the class's NAV.
Your shares will be sold at the next NAV calculated after your order
is received    in proper form    . Each class's NAV is normally
calculated at the times indicated in the table on page___.
It is the responsibility of your investment professional to transmit
your order to sell shares to Fidelity before the    NAV is
calculated     on the day you place    your order.
       IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES,    leave at
least $1,000,000 worth of shares in the account to keep it open.
You must designate on your account application the U.S. commercial bank account(s) into which you wish the redemption proceeds to be deposited. Fidelity Client Services will then notify you that this feature has been activated and that you may request wire redemptions. You may change the bank account(s) designated to receive redemption proceeds at any time prior to making a redemption request. You should send a letter of instruction, including a signature guarantee, to Fidelity Client Services at the address shown [above/on page__].
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. There is no fee imposed by the funds for wiring of redemption proceeds. However, if you sell shares through an investment professional, the investment professional may impose a fee for wire redemptions.
Redemption proceeds will be wired via the Federal Reserve Wire System to your bank account of record. If your redemption request is received
   in proper form     by the transfer agent before the    NAV is
calculated    , redemption proceeds will normally be wired on that
day.
A fund reserves the right to take up to seven days to pay you if making immediate payment would adversely affect the fund.
You are advised to place your trades as early in the day as possible, and to provide advance notice to Fidelity Client Services for
redemptions over $10 million ($5 million for Treasury    Only
Portfolio and Rated Money Market Portfolio).
INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that the transfer agent sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except a reinvestment, that affects your account balance or your account registration)
(small solid bullet) Account statements (monthly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call Fidelity Client Services at 1-800-843-3001 if you need additional copies of financial reports, prospectuses or historical account information.
SUB-ACCOUNTING AND SPECIAL SERVICES. Special processing has been
arranged with    FIIOC     for institutions that wish to open multiple
accounts (a master account and sub-accounts). You may be required to enter into a separate agreement with FIIOC. Charges for these services, if any, will be determined based on the level of services to be rendered.
SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net investment income and capital gains, if any, to shareholders each year. Income dividends are declared daily and paid monthly.
Income dividends declared are accrued daily throughout the month and are normally distributed on the first business day of the following month. Based on prior approval of each fund, dividends relating to Class III shares redeemed during the month can be distributed on the day of redemption. Each fund reserves the right to limit this service. DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. Class III offers two options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions, if any, will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. CASH OPTION. You will be sent a wire for your dividend and capital gain distributions, if any.
Dividends will be reinvested at each fund's Class III NAV on the last day of the month. Capital gain distributions, if any, will be reinvested at the NAV as of the record date of the distribution.
TAXES
As with any investment, you should consider how an investment in the funds could affect you. Below are some of the funds' tax implications. TAXES ON DISTRIBUTIONS. Interest income that Tax-Exempt
   Portfolio     earns is distributed to shareholders as income
dividends. Interest that is federally tax-free remains tax-free when it is distributed. Distributions from the Taxable Funds, however, are subject to federal income tax and may also be subject to state or local taxes. If you live outside the United States, your distributions from these funds could also be taxed by the country in which you reside.
For federal tax purposes, income and short-term capital    gains
from the Taxable Funds are distributed as dividends and taxed as
   ordinary income    ; capital gain distributions, if any, are taxed
as long-term capital gains.
However, for shareholders of Tax-Exempt    Portfolio    , gain on the
sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are distributed as dividends and taxed as ordinary income; capital gain distributions, if any, are taxed as long-term capital gains.
Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.
   For the fiscal year ended March 31, 1998, __% of Treasury Only Portfolio's, ___% of Treasury Portfolio's, ___% of Government Portfolio's, ____% of Domestic Portfolio's, ___% of Rated Money Market
Portfolio's, and ___% of Money Market Portfolio's     income
distributions were derived from interest on U.S. Government securities which is generally exempt from state income tax.
Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
Every January,    Fidelity     will send you and the IRS a statement
showing the    tax characterization     of distributions paid to you
in the previous year.
A portion of Tax-Exempt    Portfolio's     dividends may be free from
state or local taxes. Income from investments in your state are often tax-free to you. Each year, the transfer agent will send you a
breakdown of Tax-Exempt    Portfolio's     income from each state to
help you calculate your taxes.
   During the fiscal year ended March 31, 1998, __% of Tax-Exempt
Portfolio'    s income dividends  was free from federal income tax
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments.
TRANSACTION DETAILS
EACH FUND IS OPEN FOR BUSINESS and each class's NAV is normally calculated each day that both the Federal Reserve Bank of Kansas City
(Kansas City Fed) (for Tax-Exempt    Portfolio    ) or the Federal
Reserve Bank of New York (New York Fed) (for the Taxable Funds), the
NYSE    and the principal bond markets (as determined by a
recommendation by the Bond Market Association)     are open. The
following holiday closings have been scheduled for 1998: New Year's Day, Martin Luther King's Birthday, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the
Kansas City Fed or the New York Fed, the NYSE,    or the Bond Market
Association     may modify its holiday schedule,    or recommended
holiday schedule     at any time.
To the extent that portfolio securities are traded in other markets on
days when the Kansas City Fed or the New York Fed, the NYSE    or the
principal bond markets are     closed, each class's NAV may be
affected on days when investors do not have access to the fund to purchase or redeem shares. Certain Fidelity funds may follow different holiday closing schedules.
A CLASS'S NAV is the value of a single share. The NAV of Class III of each fund is computed by adding Class III's pro rata share of the value of the fund's investments, cash, and other assets, subtracting Class III's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to Class III, and dividing the result by the number of Class III shares of that fund that are outstanding. Each fund values its portfolio securities on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps each fund maintain a stable $1.00 share price.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE    OR
ELECTRONICALLY    . Fidelity will not be responsible for any losses
resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the
   investor    . Fidelity will request personalized security codes or
other information, and may also record calls.    For transactions
conducted through the Internet, Fidelity recommends the use of an
Internet browser with 128-bit encryption    . You should verify the
accuracy of your confirmation statements immediately after you
   receive them    . If you do not want the ability to redeem and
exchange by telephone, call Fidelity Client Services for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
EACH FUND RESERVES THE RIGHT to suspend the offering of shares for a period of time.
TO ALLOW FMR TO MANAGE THE FUNDS MOST EFFECTIVELY, you are urged to initiate all trades as early in the day as possible and to notify Fidelity Client Services in advance of transactions in excess of $10
million or $5 million for Treasury Only    Portfolio and Rated Money
Market Portfolio    .
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased
at the next NAV calculated after your order is received    in proper
form    . Note the following:
(small solid bullet) All of your purchases must be made by federal funds wire; checks will not be accepted for purchases.
(small solid bullet) If your wire is not received    in proper form
    by the close of the Federal Reserve Wire System, you could be liable for any losses or fees a fund or the transfer agent has incurred or for interest and penalties.
The income declared for Treasury    Portfolio    , Government
   Portfolio    , Domestic    Portfolio     and Rated Money Market
   Portfolio     is based on estimates of net interest income for the
fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.
   Shares begin to earn dividends on the day of purchase provided (i) you contact Fidelity Client Services and place your order between 8:30 a.m. and the following times and (ii) the fund's designated wire bank receives the wire in proper form before the close of the Federal Reserve Wire System on that day. On any day the principal bond markets close early (as recommended by the Bond Market Association) or the Kansas City Fed (for Tax-Exempt Portfolio) or the New York Fed (for the Taxable Funds) close early, the time on that day by which purchase orders must be placed in order to earn dividends on the day of purchase may be advanced.
Fund                 Dividend Times            (Eastern Time)

Treasury Only        2:00 p.m.

Treasury             5:00 p.m.

Government           5:00 p.m.

Domestic             5:00 p.m.

Rated Money Market   5:00 p.m.

Money Market         3:00 p.m.

Tax-Exempt           12:00 noon

WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at
the next NAV calculated after your order is received    in proper
form    . Note the following:
(small solid bullet) Shares of each fund earn dividends through the
day prior to the day of re   demption. On any day that the principal
bond markets close early (as recommended by the Bond Market Association) or the Kansas City Fed (for Tax-Exempt Portfolio) or the New York Fed (for the Taxable Funds) close early, a time may be set after which redemption orders earn dividends through the day of redemption. Under such circumstances, shares redeemed on a Friday or prior to a holiday continue to earn dividends until the next business day.
(small solid bullet) A fund may withhold redemption proceeds until it is reasonably assured that investments credited to your account have been received and collected.
(small solid bullet)    When the NYSE is closed     (or when trading
is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, a fund may suspend redemption or postpone payment dates. In cases of suspension of the right of redemption, the request for redemption may either be withdrawn or payment may be made based on the NAV next determined after the termination of the suspension.
IF YOUR ACCOUNT BALANCE FALLS BELOW $1,000,000 you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
THE TRANSFER AGENT MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC may, at its own expense, provide promotional incentives to qualified recipients who support the sale of shares of the funds without reimbursement from the funds. Qualified recipients are securities dealers who have sold fund shares or others, including banks and other financial institutions, under special arrangements in connection with FDC's sales activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder you have the privilege of exchanging Class III shares of any fund offered through this prospectus at no charge for Class III shares of any other fund offered through this prospectus.
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
BY TELEPHONE. Exchanges may be requested on any day a fund is open for business by calling Fidelity Client Services at 1-800-843-3001 between 8:30 a.m. and the closing times indicated in the table on page ___.
BY MAIL. You may exchange shares on any business day by submitting written instructions with an authorized signature which is on file for that account. Written requests for exchanges should contain the fund name, class name, account number, the number of shares to be redeemed, and the name of the fund and class to be purchased. Written requests for exchange should be mailed to Fidelity Client Services at the address on page __.
WHEN YOU PLACE AN ORDER TO EXCHANGE SHARES, Class III shares will be
redeemed at the next determined NAV after your order is received    in
proper form    . Shares of the fund to be acquired will be purchased
at its next determined NAV after redemption proceeds are made available. You should note that, under certain circumstances, a fund may take up to seven days to make redemption proceeds available for the exchange purchase of shares of another fund. In addition, please note the following:
(small solid bullet) Exchanges will not be permitted until a completed and signed account application is on file.
(small solid bullet) The fund you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund read its prospectus.
(small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify the exchange privilege in the future.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.


FIDELITY INSTITUTIONAL MONET MARKET FUNDS - CLASS I, CLASS II AND
CLASS III
FUNDS OF COLCHESTER STREET TRUST


 CROSS REFERENCE SHEET
Part B     Statement of Additional Information
10 a,b  Cover Page
11   Table of Contents
12   Description of Trust
13 a,b,c  Investment Policies and Limitations
 d  *
14 a,b,c  Trustees and Officers
15 a  *
 b  *
 c  Trustees and Officers
16 a(i)  FMR
 a(ii)  Trustees and Officers
 a(iii),b  Management Contracts
 c  *
 d  Management Contracts
 e  *
 f  Distribution and Service Plans
 g  *
 h  Description of the Trust
 i  Contracts with FMR Affiliates
17 a  Portfolio Transactions
 b  *
 c  Portfolio Transactions
 d,e  *
18 a  Description of the Trust
 b  *
19 a  Additional Purchase, Exchange, and
Redemption Information
 b  Valuation
 c  *
20   Distributions and Taxes
21 a(i,ii)  Contracts with FMR Affiliates;
Distribution and Service Plans
 a(iii),b,c  *
22   Performance
23   *
*Not Applicable



FIDELITY INSTITUTIONAL MONEY MARKET FUNDS
TREASURY ONLY    PORTFOLIO    , TREASURY    PORTFOLIO    , GOVERNMENT
   PORTFOLIO    , DOMESTIC    PORTFOLIO    , RATED MONEY MARKET
   PORTFOLIO    , MONEY MARKET    PORTFOLIO    , AND TAX-EXEMPT
PORTFOLIO
FUNDS OF    COLCHESTER STREET     TRUST
STATEMENT OF ADDITIONAL INFORMATION
   MAY 29, 1998
This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with the funds' current Prospectuses
(dated    May 29, 1998    ). Please retain this document for future
reference. The funds' Annual Report is a separate document supplied with this SAI. To obtain a free additional copy of a Prospectus or an Annual Report, please call Fidelity Client Services (Client Services) at 1-800-843-3001.
TABLE OF CONTENTS                                          PAGE



INVESTMENT POLICIES AND LIMITATIONS

PORTFOLIO TRANSACTIONS

ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION

DISTRIBUTIONS AND TAXES

FMR

TRUSTEES AND OFFICERS

VALUATION

PERFORMANCE

MANAGEMENT CONTRACTS

DISTRIBUTION AND SERVICE PLANS

CONTRACTS WITH FMR AFFILIATES

DESCRIPTION OF THE TRUST

FINANCIAL STATEMENTS

APPENDIX

INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
INVESTMENT SUB-ADVISER
   Fidelity Investments Money Management, Inc. (FIMM)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT FOR    TREASURY ONLY PORTFOLIO, TREASURY PORTFOLIO,
GOVERNMENT PORTFOLIO, DOMESTIC PORTFOLIO, RATED MONEY MARKET
PORTFOLIO, AND MONEY MARKET PORTFOLIO     (THE TAXABLE FUNDS)
   Fidelity Investments Institutional Operations Company     (FIIOC)
TRANSFER AGENT FOR TAX-EXEMPT PORTFOLIO
UMB Bank, n.a. (UMB)
For more information on any Fidelity fund, including charges and expenses, call or write for a free prospectus. Read it carefully before you invest or send money.
       IMM   -ptb-    0598
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of the fund. However, except for the fundamental investment limitations listed below the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.
INVESTMENT LIMITATIONS OF TREASURY ONLY    PORTFOLIO
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
   (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more that 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
   (2) issue senior securities, except as permitted under the Investment Company Act of 1940;
   (3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and
(ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
   (4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
   (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
   (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
   (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; or
   (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
   (9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:
   (i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result more than 5% of its total assets would be invested in the securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days. (This limit does not apply to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.)
   (ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
   (iii    ) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
   (iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
   (v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
   (vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
   (vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
Subject to revision upon 90 days' notice to shareholders, the fund does not intend to engage in reverse repurchase agreements.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
INVESTMENT LIMITATIONS OF TREASURY    PORTFOLIO
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
   (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and
(ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) buy or sell real estate;
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;
(8) invest in oil, gas, or other mineral exploration or development programs;
(9) invest in companies for the purpose of exercising control or
management;    or
   (10) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.
   (11) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
   (i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result more than 5% of its total assets would be invested in the securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days. (This limit does not apply to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.)
   (ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
   (iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
   (iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as an investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
   (v) The fund does not currently intend to purchase a security if, as a result, more than 10% of its net assets would be invested in securities that are deemed illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to    lend assets other than
securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
   (vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
As an operating policy, the fund intends to invest 100% of its total assets in U.S. Treasury bills, notes, and bonds and repurchase agreements comprised of those obligations at all times. This policy may only be changed upon 90 days' notice to shareholders.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
INVESTMENT LIMITATIONS OF GOVERNMENT    PORTFOLIO
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
   (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and
(ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) buy or sell real estate;
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;
(8) invest in oil, gas, or other mineral exploration or development programs;
(9) invest in companies for the purpose of exercising control or
management;    or
   (10) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.
   (11) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
   (i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result more than 5% of its total assets would be invested in the securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days. (This limit does not apply to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.)
   (ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
   (iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
   (iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
   (v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to    lend assets other than
securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
   (vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
INVESTMENT LIMITATIONS OF DOMESTIC    PORTFOLIO
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
   (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and
(ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;
(6) buy or sell real estate;
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;
(8) invest in oil, gas, or other mineral exploration or development programs;
(9) invest in companies for the purpose of exercising control or
management;    or
   (10) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.
(11) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result more than 5% of its total assets would be invested in the securities of a single issuer;
provided that the fund may invest up to    25%     of its total assets
in the first tier securities of a single issuer for up to three business days. (This limit does not apply to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.)
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
INVESTMENT LIMITATIONS OF RATED MONEY MARKET    PORTFOLIO
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed
by the U.S. Government or any of its agencies or    instrumentalities,
or securities of other investment companies    ) if, as a result, (a)
more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and
(ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments;
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements; or
(9) invest in oil, gas, or other mineral exploration or development programs.
   (10) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:
(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days. (This limit does not apply to investments of up to 25% of total assets in securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.)
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
INVESTMENT LIMITATIONS OF MONEY MARKET    PORTFOLIO
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
   (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and
(ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;
(6) buy or sell real estate;
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;
(8) invest in oil, gas, or other mineral exploration or development programs;
(9) invest in companies for the purpose of exercising control or
management;    or
   (10) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.
   (11) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of a single
issuer; provided that the fund may invest up to    25%     of its
total assets in the first tier securities of a single issuer for up to three business days. (This limit does not apply to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.)
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
INVESTMENT LIMITATIONS OF TAX-EXEMPT    PORTFOLIO
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed
by the U.S. Government or any of its agencies or    instrumentalities,
or securities of other investment companies    ) if, as a result, (a)
more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) make short sales of securities;
(4) purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;
(5) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(6) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(7) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or
instrumentalities,    or tax-exempt obligations     issued or
guaranteed by a    U.S. territory or possession     or a state    or
local government    , or a political subdivision    of any of the
foregoing    ) if, as a result, more than 25% of the    fund's
total assets would be invested in securities of companies    whose
principal business activities    are     in the same industry;
(8) purchase or sell real estate, but this shall not prevent the fund from investing in municipal bonds or other obligations secured by real estate or interests therein;
(9) purchase or sell physical commodities;
(10) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements; or
(11) invest in oil, gas, or other mineral exploration or development programs.
(12) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of investment limitations (1) and (7), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(ii) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(iii) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(iv) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
Securities must be rated in accordance with applicable rules in the highest rating category for short-term securities by at least one nationally recognized rating service (NRSRO) and rated in one of the two highest categories for short-term securities by another NRSRO if rated by more than one NRSRO, or, if unrated, judged to be equivalent to highest quality by FMR pursuant to procedures adopted by the Board of Trustees. The fund's policy regarding limiting investments to the highest rating category may be changed upon 90 days' prior notice to shareholders.
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.
AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
ASSET-BACKED SECURITIES    represent interests in     pools of
mortgages, loans, receivables or other assets. Payment of    interest
and repayment of principal     may be largely dependent upon the cash
flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit
enhancements.    Asset-backed security values     may also be affected
by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the
credit    enhancement. In addition, these securities may be subject to prepayment risk.
DELAYED-DELIVERY TRANSACTIONS.    Securities may be bought and
sold     on a delayed-delivery or when-issued basis. These
transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.
When purchasing securities on a delayed-delivery basis, the
   purchaser     assumes the rights and risks of ownership, including
the    risks     of price and yield fluctuations    and the risk that
the security will not be issued as anticipated    .    Because payment
for the securities is not required     until the delivery date, these
risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, a fund will set aside appropriate liquid assets in a segregated custodial account to cover the purchase obligations. When a fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.
   A fund may renegotiate a delayed delivery transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.
DOMESTIC AND FOREIGN    INVESTMENTS include     U.S.
dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and
foreign branches of foreign banks.    Domestic and foreign
investments     may also    include     U.S. dollar-denominated
securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.
The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by
governmental regulation. Payment of interest and    repayment of
principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the United States and a fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.
Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.
Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental
restrictions that might affect    repayment of     principal or
payment of     interest, or the ability to honor a credit commitment.
Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.
FEDERALLY TAXABLE    SECURITIES.     Under normal conditions,    a
municipal fund     does not intend to invest in securities whose
interest is federally taxable. However, from time to time on a
temporary basis,    a municipal fund     may invest a portion of its
assets in fixed-income securities whose interest is subject to federal income tax.
Should    a municipal fund     invest in federally taxable
   securities    , it would purchase securities that, in FMR's
judgment, are of high quality. These securities would include those issued or guaranteed by the U.S. Government or its agencies or
instrumentalities and repurchase agreements    for those
securities    .
   A municipal money market fund will purchase taxable securities only if they meet its quality requirements.
Proposals to restrict or eliminate the federal income tax exemption
for interest on municipal    securities     are introduced before
Congress from time to time. Proposals also may be introduced before
that would affect the state tax treatment of    a municipal fund's
distributions. If such proposals were enacted, the availability of
municipal securities and the value of    a municipal fund's
holdings would be affected and the Trustees would reevaluate    the
fund's     investment objectives and policies.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and
(5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
Investments currently considered by    FMR     to be illiquid include
repurchase agreements not entitling the holder to    repayment     of
principal and    payment     of interest within seven days. Also, FMR
may determine some restricted securities, municipal lease obligations, and time deposits to be illiquid.
   In the absence of market quotations, illiquid investments are valued for purposes of monitoring amortized cost valuation at fair value as determined in good faith by a committee appointed by the Board of Trustees.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive
order issued by the SEC,    a     fund    may     lend money to, and
borrow money from, other funds advised by FMR or its affiliates.
Treasury Only    Portfolio    , Treasury    Portfolio    , Government
   Portfolio,     and Tax-Exempt    Portfolio     currently intend to
participate in this program only as borrowers. A fund will borrow through the program only when the costs are equal to or lower than the
costs of bank    loans, and will lend through the program only when
the returns are higher than those available from an investment in
repurchase agreements.     Interfund loans and borrowings normally
extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
MONEY MARKET SECURITIES are high-quality, short-term obligations.
   Money     market securities    may be structured or may     employ
a trust or other similar structure    so that they are eligible
investments for money market funds    . For example, put features can
be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.
MUNICIPAL LEASES and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally,
   a fund     will not hold    these     obligations directly as a
lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives the purchaser a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the issue.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations.
MUNICIPAL MARKET DISRUPTION RISK. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund, making it more difficult for a fund to maintain a stable net asset value per share.
EDUCATION. In general, there are two types of education-related bonds; those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.]
ELECTRIC UTILITIES. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects of conservation on energy demand,
(d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.]
HEALTH CARE. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.]
HOUSING. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.]
TRANSPORTATION. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.]
WATER AND SEWER. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.]
PUT FEATURES entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. They are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.
QUALITY AND MATURITY. Pursuant to procedures adopted by the Board of Trustees, the funds may purchase only high-quality securities that FMR believes present minimal credit risks. To be considered high-quality, a security must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security); or, if unrated, judged to be of equivalent quality by FMR.
High-quality securities are divided into "first tier" and "second tier" securities. First tier securities are those deemed to be in the highest rating category (e.g., Standard & Poor's A-1 or SP-1), and second tier securities are those deemed to be in the second highest rating category (e.g., Standard & Poor's A-2 or SP-2). Split-rated securities may be determined to be either first tier or second tier based on applicable regulations.
Each    taxable fund     may not invest more than 5% of its total
assets in second tier securities. In addition, each    taxable fund
    may not invest more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.
Each fund currently intends to limit its investments to securities with remaining maturities of 397 days or less, and to maintain a dollar-weighted average maturity of 90 days or less. When determining the maturity of a security, each fund may look to an interest rate reset or demand feature.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security.
   As protection against     the risk that the original seller will
not fulfill its obligation, the securities are held in    a separate
account     at a bank, marked-to-market daily, and maintained at a
value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy
proceedings),    the funds will     engage in repurchase agreement
transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. However, in
general,    the funds anticipate     holding restricted securities to
maturity or selling them in an exempt transaction.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a
fund sells a    security     to another party, such as a bank or
broker-dealer, in return for cash and agrees to repurchase that
   security     at an    agreed-upon     price and time. While a
reverse repurchase agreement is outstanding, a fund will maintain appropriate liquid assets in a segregated custodial account to cover
its obligation under the agreement.    The funds     will enter into
reverse repurchase agreements with parties whose creditworthiness has
been    reviewed     and found satisfactory by FMR. Such transactions
may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.
SHORT SALES "AGAINST THE BOX." A fund may sell securities short when it owns or has the right to obtain securities equivalent in kind or
amount to the securities sold short.    Such short sales are known as
short     sales    "against the box" and     could be used to protect
the net asset value per share of the fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs in connection with opening and closing short sales against the box.
SOURCES OF CREDIT OR LIQUIDITY SUPPORT.    FMR may rely on its
evaluation of the credit of a bank or other entity     in determining
whether to purchase a security supported by a letter of credit
guarantee,    put or demand feature    , insurance or other source of
credit or liquidity. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment.
STRIPPED GOVERNMENT SECURITIES. Stripped government securities are created by separating the income and principal components of a U.S. Government security and selling them separately. STRIPS (Separate Trading of Registered Interest and Principal of Securities) are created when the coupon payments and the principal payment are stripped from an outstanding U.S. Treasury security by a Federal Reserve Bank.
Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.
Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds. VARIABLE AND FLOATING RATE SECURITIES provide for periodic
adjustments    in     the interest rate paid on the security. Variable
rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some
variable or floating rate securities    are structured     with put
   features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in
the     fund's management contract. FMR has granted investment
management authority to the sub-adviser (see the section entitled "Management Contracts"), and the sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. Securities purchased and sold by a fund generally will be traded on a net basis (i.e., without commission). In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.
The funds may execute portfolio transactions with broker-dealers who provide research and execution services to the funds or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). FMR maintains a listing of broker-dealers who provide such services on a regular basis. However, as many transactions on behalf of the money market funds are placed with broker-dealers (including broker-dealers on the list) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such broker-dealers solely because such services were provided. The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations) based upon the quality of research and execution services provided.
The receipt of research from broker-dealers that execute transactions on behalf of the funds may be useful to FMR in rendering investment management services to the funds or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the funds. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts. Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause each fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the funds and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the funds or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage
Services    (Japan), LLC (FBSJ)    , indirect subsidiaries of FMR
Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for
similar services.    Prior to December 9, 1997, FMR used research
services provided by and placed agency transactions with Fidelity Brokerage Services (FBS), an indirect subsidiary of FMR Corp.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.
Each fund's Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the funds and review the commissions paid by each fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
   [For the fiscal years ended March 31, 1998, 1997, and 1996, the funds paid no brokerage commissions] [For the fiscal years ended March 31, 1998, 1997, and 1996 [Treasury
Only/Treasury/Government/Domestic/Rated Money Market/Money
Market/Tax-Exempt] paid brokerage commissions of $____, $______, and $______, respectively; [repeat as needed] and [Treasury Only/Treasury/Government/Domestic/Rated Money Market/Money
Market/Tax-Exempt] paid [brokerage commissions of $____, $______, and $______, respectively]. [During the fiscal year ended March 31, 1998, this amounted to approximately __% and __%, respectively, of the aggregate brokerage commissions paid by each fund involving approximately __% and __%, respectively, of the aggregate dollar amount of transactions for which the funds paid brokerage commissions.]
   [During the fiscal year ended March 31 1998, [Treasury Only/Treasury/Government/Domestic/Rated Money Market/Money
Market/Tax-Exempt] paid $__ in commissions to brokerage firms that provided research services involving approximately $___of transactions; during the fiscal year ended March 31 1998 [Treasury Only/Treasury/Government/Domestic/Rated Money Market/Money
Market/Tax-Exempt] paid $__ in commissions to brokerage firms that provided research services involving approximately $___of transactions. The provision of research services was not necessarily a factor in the placement of all this business with such firms.] During the fiscal year ended March 31, 1998, the funds paid no fees to brokerage firms that provided research services.]
From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR, investment decisions for each fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION
Fidelity Service Company, Inc.(FSC) normally determines    each
    class's net asset value per share (NAV) at 12:00 noon Eastern time
for Tax-Exempt    Portfolio    ; 2:00 p.m. Eastern time for Treasury
Only    Portfolio    ; 3:00 p.m. Eastern time for Money Market
   Portfolio    ; and    5:00 p.m.     Eastern time for Treasury
   Portfolio    ,    Government Portfolio,     Domestic
   Portfolio,     and Rated Money Market    Portfolio    . The
valuation of portfolio securities is determined as of these times for the purpose of computing each class's NAV.
   Securities of other open-end investment companies are valued at their respective NAVs.
During periods of declining interest rates, a class's yield based on amortized cost valuation may be higher than would result if the fund used market valuations to determine its NAV. The converse would apply during periods of rising interest rates.
Valuing each fund's investments on the basis of amortized cost and use of the term "money market fund" are permitted pursuant to Rule 2a-7 under the 1940 Act. Each fund must adhere to certain conditions under Rule 2a-7, as summarized in the section entitled "Quality and
Maturity" on page    ___.
The Board of Trustees oversees FMR's adherence to the provisions of Rule 2a-7 and has established procedures designed to stabilize each class's NAV at $1.00. At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. If the Trustees believe that a deviation from a fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.
PERFORMANCE
The funds may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. Each class's yield and total return fluctuate in response to market conditions and other factors. YIELD CALCULATIONS. To compute a class's yield for a period, the net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. A fund also may calculate an effective yield by compounding the base period return over a one-year period. In addition to the current yield, the funds may quote yields in advertising based on any historical seven-day period. Yields for each class are calculated on the same basis as other money market funds, as required by applicable regulations.
Yield information may be useful in reviewing a class's performance and in providing a basis for comparison with other investment alternatives. However, each class's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider. Investors should recognize that in periods of declining interest rates a class's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the class's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the class's current yield. In periods of rising interest rates, the opposite can be expected to occur.
A class's tax-equivalent yield is the rate an investor would have to earn from a fully taxable investment before taxes to equal the class's tax-free yield. Tax-equivalent yields are calculated by dividing a class's yield by the result of one minus a stated federal income tax rate. If only a portion of a class's yield is tax-exempt, only that portion is adjusted in the calculation.
1998 TAX RATES
The following table shows the effect of a shareholder's tax status on
effective yield under federal income tax laws for    1998    . It
shows the approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of
hypothetical tax-exempt obligations yielding from    _% to _%.     Of
course, no assurance can be given that a fund will achieve any specific tax-exempt yield. While the funds invest principally in obligations whose interest is exempt from federal income tax, other income received by the funds may be taxable.
1998 TAX RATES AND TAX-EQUIVALENT YIELDS

                               FEDERAL    IF INDIVIDUAL TAX-EXEMPT YIELD IS:

TAXABLE INCOME*                MARGINAL   %   %     %     %     %     %     %     %

SINGLE RETURN   JOINT RETURN   RATE**     THEN TAXABLE-EQUIVALENT YIELD IS


$               $              %          %   %     %     %     %     %     %

* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
Tax-Exempt    Portfolio     may invest a portion of its assets in
obligations that are subject to federal income tax. When the fund invests in these obligations, its tax-equivalent yields will be lower. In the table above, tax-equivalent yields are calculated assuming investments are 100% federally tax-free.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a class's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the
class's NAV over a stated period.    A class's total return may be
calculated using the performance data of a previously existing class prior to the date that the new class commenced operations, adjusted to
reflect differences in sales charges but not 12b-1 fees.     Average
annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a class over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a class's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the class.
In addition to average annual total returns, a class may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
HISTORICAL FUND RESULTS. The following table shows 7-day yields, tax-equivalent yields, and total returns for Class I, Class II, and
Class III of each fund for the period ended March 31,    1998    . The
initial offering of Class II shares of the funds began on November 1, 1995. The initial offerings of Class III shares of the funds began on
the following dates: Treasury Only    Portfolio     (11/6/95),
Treasury    Portfolio     (10/22/93), Government    Portfolio
(4/4/94), Domestic    Portfolio     (7/19/94), Rated Money Market
   Portfolio     (11/6/95), Money Market    Portfolio     (11/17/93),
and Tax-Exempt    Portfolio     (11/6/95). For Class II and III shares
of the funds, the figures for periods prior to the initial offering dates reflect the performance of Class I, the original class of each fund, which class does not have a 12b-1 fee. Class II and III figures would have been lower had 12b-1 fees been reflected in all periods. Class II shares have a 0.15% 12b-1 fee, which was not reflected in the figures for periods prior to that date. Class III shares of Government
   Portfolio     have a 0.25% 12b-1 fee, which is reflected in the
figures for periods after its initial offering of Class III shares.
Prior to July 1, 1995, Class III shares of Treasury    Portfolio    ,
Domestic    Portfolio    , and Money Market    Portfolio     had a
0.32% 12b-1 fee, which is reflected in figures after the initial offering dates of Class III shares of these funds. Effective July 1,
1995, Class III shares of Treasury    Portfolio    , Domestic
   Portfolio    , and Money Market    Portfolio     have a 0.25% 12b-1
fee, which is reflected in figures after that date for Class III shares of these funds. Effective November 1, 1995, Class III shares of
Treasury Only    Portfolio    , Rated Money Market    Portfolio    ,
and Tax-Exempt    Portfolio     have a 0.25% 12b-1 fee, which is
reflected in figures after that date for these funds.
   The tax-equivalent yield is based on a __% federal income tax rate. Note that each fund may invest in securities whose income is subject to the federal alternative minimum tax.


                                       AVERAGE ANNUAL TOTAL RETURNS   CUMULATIVE TOTAL RETURNS
                     SEVEN-DA   TAX-         ONE    FIVE    TEN       ONE    FIVE    TEN
                     Y          EQUIVALENT   YEAR   YEARS   YEARS/    YEAR   YEARS   YEARS/
                     YIELD      YIELD                       LIFE OF                  LIFE OF
                                                            FUND*                    FUND*



TREASURY ONLY -       %         N/A           %      %       %         %      %       %
CLASS I

TREASURY ONLY -       %         N/A           %      %       %         %      %       %
CLASS II

TREASURY ONLY -       %         N/A           %      %       %         %      %       %
CLASS III

TREASURY -            %         N/A           %      %       %         %      %       %
CLASS I

TREASURY -            %         N/A           %      %       %         %      %       %
CLASS II

TREASURY -            %         N/A           %      %       %         %      %       %
CLASS III

GOVERNMENT -          %         N/A           %      %       %         %      %       %
CLASS I

GOVERNMENT -          %         N/A           %      %       %         %      %       %
CLASS II

GOVERNMENT -          %         N/A           %      %       %         %      %       %
CLASS III

DOMESTIC -            %         N/A           %      %       %         %      %       %
CLASS I

DOMESTIC -            %         N/A           %      %       %         %      %       %
CLASS II

DOMESTIC -            %         N/A           %      %       %         %      %       %
CLASS III

RATED MONEY           %         N/A           %      %       %         %      %       %
MARKET - CLASS I

RATED MONEY           %         N/A           %      %       %         %      %       %
MARKET - CLASS II

RATED MONEY           %         N/A           %      %       %         %      %       %
MARKET - CLASS III

MONEY MARKET -        %         N/A           %      %       %         %      %       %
CLASS I

MONEY MARKET -        %         N/A           %      %       %         %      %       %
CLASS II

MONEY MARKET -        %         N/A           %      %       %         %      %       %
CLASS III

TAX-EXEMPT -          %          %            %      %       %         %      %       %
CLASS I

TAX-EXEMPT -          %          %            %      %       %         %      %       %
CLASS II

TAX-EXEMPT -          %          %            %      %       %         %      %       %
CLASS III


* Life of Fund figures are from commencement of operations (October 3,
1990 for Treasury Only    Portfolio    , and November 3, 1989 for
Domestic    Portfolio)     through the fund's    1998     fiscal year
end.
Note: If FMR had not reimbursed certain expenses during these periods, total returns would have been lower and the 7-day yields for the
period ending March 31,    1998     for Class I, Class II, and Class
III of each fund would have been:


                CLASS I                        CLASS II                       CLASS III
FUND            SEVEN-DAY    TAX-EQUIVALENT    SEVEN-DAY    TAX-EQUIVALENT    SEVEN-DAY    TAX-EQUIVALENT
                YIELD        YIELD             YIELD*       YIELD*            YIELD        YIELD

TREASURY ONLY   %            N/A               %            N/A                %           N/A

TREASURY        %            N/A               %            N/A                %           N/A

GOVERNMENT      %            N/A               %            N/A                %           N/A

DOMESTIC        %            N/A               %            N/A                %           N/A

RATED MONEY     %            N/A               %            N/A                %           N/A
MARKET

MONEY MARKET    %            N/A               %            N/A                %           N/A

TAX-EXEMPT      %            %                 %            %                  %*          %*


* Figures are based on actual expenses of Class II and Class III
(Tax-Exempt    Portfolio    ) of the funds from commencement of
operations (11/6/95) through the fiscal year ended March 31,
   1998.
The following tables show the income and capital elements of each class's cumulative total return. The tables compare each class's return to the record of the Standard & Poor's 500 Index (S&P 500), the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month-end closest to the initial investment date for each class. The S&P 500 and DJIA comparisons are provided to show how each class's total return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Because each fund invests in short-term fixed-income securities, common stocks represent a different type of investment from the funds. Common stocks generally offer greater growth potential than the funds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks
generally provide lower income than fixed-income    investments
such as the funds. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each class's returns, do not include the effect of brokerage commissions or other costs of investing.
CLASS II    TABLES    . The initial offering of the Class II shares of
each fund began on November 1, 1995. Class II shares have a 0.15% 12b-1 fee, which is not reflected in the figures prior to that date. The figures for periods prior to the initial offering date reflect the performance of Class I, the original class of each fund, which class does not have a 12b-1 fee. Class II figures would have been lower had 12b-1 fees been reflected in all periods.
CLASS III    TABLES    . The initial offerings of the funds' Class III
shares began on the following dates: Treasury Only    Portfolio
(11/6/95), Treasury    Portfolio     (10/22/93), Government
   Portfolio     (4/4/94), Domestic    Portfolio     (7/19/94), Rated
Money Market    Portfolio     (11/6/95), Money Market    Portfolio
(11/17/93), and Tax-Exempt    Portfolio     (11/6/95). The figures for
periods prior to the initial offering dates reflect the performance of Class I, the original class of each fund, which class does not have a 12b-1 fee. Class III figures would have been lower had 12b-1 fees been reflected in all periods. Class III shares of Government
Portfolio     have a 0.25% 12b-1 fee, which is reflected in the
figures for periods after its initial offering of Class III shares.
Prior to July 1, 1995, Class III shares of Treasury    Portfolio    ,
Domestic    Portfolio    , and Money Market    Portfolio     had a
0.32% 12b-1 fee, which is reflected in figures after the initial offering dates of Class III shares of these funds. Effective July 1,
1995, Class III shares of Treasury    Portfolio    , Domestic
   Portfolio    , and Money Market    Portfolio     have a 0.25% 12b-1
fee, which is reflected in figures after that date for Class III shares of these funds. Effective November 1, 1995, Class III shares of
Treasury Only    Portfolio    , Rated Money Market    Portfolio,
and Tax-Exempt    Portfolio     have a 0.25% 12b-1 fee, which is
reflected in figures after that date for these funds.
The following tables show the growth in value of a hypothetical $10,000 investment in each class of each fund during the 10-year
period ended March 31,    1998,     assuming all distributions were
reinvested. The figures below reflect the fluctuating interest rates of the specified periods and should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in a class today. Tax consequences of different investments have not been factored into the figures below.
TREASURY ONLY PORTFOLIO
HISTORICAL FUND RESULTS
During the period from October 3, 1990 (commencement of operations) to
March 31,    1998,     a hypothetical $10,000 investment in Class I of
Treasury Only Portfolio would have grown to    $______ .

TREASURY ONLY    PORTFOLIO     - CLASS I                             INDICES
PERIOD ENDED    VALUE OF     VALUE OF        VALUE OF        TOTAL   S&P 500   DJIA   COST OF
3/31            INITIAL      REINVESTED      REINVESTED      VALUE                    LIVING[**]
                $10,000      DIVIDEND        CAPITAL GAIN
                INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







1998            $            $               $               $       $         $      $

1997            $            $               $               $       $         $      $

1996            $            $               $               $       $         $      $

1995+           $            $               $               $       $         $      $

1994            $            $               $               $       $         $      $

1993            $            $               $               $       $         $      $

1992            $            $               $               $       $         $      $

1991*           $            $               $               $       $         $      $


* From October 3, 1990 (commencement of operations)
** From month-end closest to initial investment date.
+ The fiscal year end of the fund changed from July 31 to March 31 in February 1995.
Explanatory Notes: With an initial investment of $10,000 in Class I of
Treasury Only    Portfolio     on October 3, 1990 the net amount
invested in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their
cash value at the time they were reinvested) amounted to    $______.
    If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller,
and cash payments for the period would have amounted to    $______
f    or dividends. The fund did not distribute any capital gains during the period.
During the period from October 3, 1990 (commencement of operations) to March 31, 1998, a hypothetical $10,000 investment in Class II of
Treasury Only    Portfolio     would have grown to    $______ .

TREASURY ONLY    PORTFOLIO     - CLASS II                           INDICES
PERIOD ENDED    VALUE OF     VALUE OF        VALUE OF        TOTAL   S&P 500   DJIA   COST OF
3/31            INITIAL      REINVESTED      REINVESTED      VALUE                    LIVING[**]
                $10,000      DIVIDEND        CAPITAL GAIN
                INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







1998            $            $               $               $       $         $      $

1997            $            $               $               $       $         $      $

1996            $            $               $               $       $         $      $

1995+           $            $               $               $       $         $      $

1994            $            $               $               $       $         $      $

1993            $            $               $               $       $         $      $

1992            $            $               $               $       $         $      $

1991*           $            $               $               $       $         $      $


* From October 3, 1990 (commencement of operations)
** From month-end closest to initial investment date.
+ The fiscal year end of the fund changed from July 31 to March 31 in February 1995.
Explanatory Notes: With an initial investment of $10,000 in Class II
of Treasury Only    Portfolio     on October 3, 1990 the net amount
invested in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
   $______    . If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
   $______     for dividends. The fund did not distribute any capital
gains during the period.
During the period from October 3, 1990 (commencement of operations) to March 31, 1998, a hypothetical $10,000 investment in Class III of
Treasury Only    Portfolio     would have grown to    $______     .

TREASURY ONLY    PORTFOLIO     - CLASS III                           INDICES
PERIOD ENDED    VALUE OF     VALUE OF        VALUE OF        TOTAL   S&P 500   DJIA   COST OF
3/31            INITIAL      REINVESTED      REINVESTED      VALUE                    LIVING[**]
                $10,000      DIVIDEND        CAPITAL GAIN
                INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







1998            $            $               $               $       $         $      $

1997            $            $               $               $       $         $      $

1996            $            $               $               $       $         $      $

1995+           $            $               $               $       $         $      $

1994            $            $               $               $       $         $      $

1993            $            $               $               $       $         $      $

1992            $            $               $               $       $         $      $

1991*           $            $               $               $       $         $      $


* From October 3, 1990 (commencement of operations)
 ** From month-end closest to initial investment date.
+ The fiscal year end of the fund changed from July 31 to March 31 in February 1995.
Explanatory Notes: With an initial investment of $10,000 in Class III
of Treasury Only    Portfolio     on October 3, 1990 the net amount
invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$______    . If distributions had not been reinvested, the amount of
distributions earned from the class over time would have been smaller,
and cash payments for the period would have amounted to    $______
    for dividends. The fund did not distribute any capital gains during the period.
TREASURY    PORTFOLIO
HISTORICAL FUND RESULTS
During the ten year period ended March 31, 1998, a hypothetical
$10,000 investment in Class I of Treasury    Portfolio     would have
grown to    $______ .


TREASURY    PORTFOLIO     - CLASS I                                  INDICES
PERIOD ENDED    VALUE OF     VALUE OF        VALUE OF        TOTAL   S&P 500   DJIA   COST OF
3/31            INITIAL      REINVESTED      REINVESTED      VALUE                    LIVING
                $10,000      DIVIDEND        CAPITAL GAIN
                INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







1998            $            $               $               $       $         $      $

1997            $            $               $               $       $         $      $

1996            $            $               $               $       $         $      $

1995            $            $               $               $       $         $      $

1994            $            $               $               $       $         $      $

1993            $            $               $               $       $         $      $

1992            $            $               $               $       $         $      $

1991            $            $               $               $       $         $      $

1990            $            $               $               $       $         $      $

1989            $            $               $               $       $         $      $


Explanatory Notes: With an initial investment of $10,000 in Class I of
Treasury    Portfolio     on March 31, 198   8    , the net amount
invested in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
   $______.     If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$______     for dividends. The fund did not distribute any capital
gains during the period.
During the ten year period ended March 31, 1998, a hypothetical
$10,000 investment in Class II of Treasury    Portfolio     would have
grown to    $______     .

TREASURY    PORTFOLIO     - CLASS II                                 INDICES
PERIOD ENDED    VALUE OF     VALUE OF        VALUE OF        TOTAL   S&P 500   DJIA   COST OF
3/31            INITIAL      REINVESTED      REINVESTED      VALUE                    LIVING
                $10,000      DIVIDEND        CAPITAL GAIN
                INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







1998            $            $               $               $       $         $      $

1997            $            $               $               $       $         $      $

1996            $            $               $               $       $         $      $

1995            $            $               $               $       $         $      $

1994            $            $               $               $       $         $      $

1993            $            $               $               $       $         $      $

1992            $            $               $               $       $         $      $

1991            $            $               $               $       $         $      $

1990            $            $               $               $       $         $      $

1989            $            $               $               $       $         $      $


Explanatory Notes: With an initial investment of $10,000 in Class II
of Treasury    Portfolio     on March 31, 1988,  the net amount
invested in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
   $______.     If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$______     for dividends. The fund did not distribute any capital
gains during the period.
During the ten year period ended March 31, 1998, a hypothetical
$10,000 investment in Class III of Treasury    Portfolio     would
have grown to    $______     .

TREASURY    PORTFOLIO     - CLASS III                                INDICES
PERIOD ENDED    VALUE OF     VALUE OF        VALUE OF        TOTAL   S&P 500   DJIA   COST OF
3/31            INITIAL      REINVESTED      REINVESTED      VALUE                    LIVING
                $10,000      DIVIDEND        CAPITAL GAIN
                INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







1998            $            $               $               $       $         $      $

1997            $            $               $               $       $         $      $

1996            $            $               $               $       $         $      $

1995            $            $               $               $       $         $      $

1994            $            $               $               $       $         $      $

1993            $            $               $               $       $         $      $

1992            $            $               $               $       $         $      $

1991            $            $               $               $       $         $      $

1990            $            $               $               $       $         $      $

1989            $            $               $               $       $         $      $


Explanatory Notes: With an initial investment of $10,000 in Class III
of Treasury    Portfolio     on March 31, 198   8    , the net amount
invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
   $______.     If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$______     for dividends. The fund did not distribute any capital
gains during the period.
GOVERNMENT    PORTFOLIO
HISTORICAL FUND RESULTS
During the ten year period ended March 31,    1998,     a hypothetical
$10,000 investment in Class I of Government    Portfolio     would
have grown to $______ .

GOVERNMENT    PORTFOLIO     - CLASS I                                 INDICES
PERIOD ENDED    VALUE OF     VALUE OF        VALUE OF        TOTAL   S&P 500   DJIA   COST OF
3/31            INITIAL      REINVESTED      REINVESTED      VALUE                    LIVING
                $10,000      DIVIDEND        CAPITAL GAIN
                INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







1998            $            $               $               $       $         $      $

1997            $            $               $               $       $         $      $

1996            $            $               $               $       $         $      $

1995            $            $               $               $       $         $      $

1994            $            $               $               $       $         $      $

1993            $            $               $               $       $         $      $

1992            $            $               $               $       $         $      $

1991            $            $               $               $       $         $      $

1990            $            $               $               $       $         $      $

1989            $            $               $               $       $         $      $


Explanatory Notes: With an initial investment of $10,000 in Class I of
Government    Portfolio     on March 31, 198   8    , the net amount
invested in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$______.     If distributions had not been reinvested, the amount of
distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends. The fund did not distribute any capital gains during the period.
During the ten year period ended March 31,    1998,     a hypothetical
$10,000 investment in Class II of Government    Portfolio     would
have grown to $______ .

GOVERNMENT    PORTFOLIO     - CLASS II                               INDICES
PERIOD ENDED    VALUE OF     VALUE OF        VALUE OF        TOTAL   S&P 500   DJIA   COST OF
3/31            INITIAL      REINVESTED      REINVESTED      VALUE                    LIVING
                $10,000      DIVIDEND        CAPITAL GAIN
                INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







1998            $            $               $               $       $         $      $

1997            $            $               $               $       $         $      $

1996            $            $               $               $       $         $      $

1995            $            $               $               $       $         $      $

1994            $            $               $               $       $         $      $

1993            $            $               $               $       $         $      $

1992            $            $               $               $       $         $      $

1991            $            $               $               $       $         $      $

1990            $            $               $               $       $         $      $

1989            $            $               $               $       $         $      $


Explanatory Notes: With an initial investment of $10,000 in Class II
of Government    Portfolio     on March 31, 198   8    , the net
amount invested in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to    $______.     If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
   $______     for dividends. The fund did not distribute any capital
gains during the period.
During the ten year period ended March 31,    1998    , a hypothetical
$10,000 investment in Class III of Government    Portfolio     would
have grown to    $______     .

GOVERNMENT    PORTFOLIO    - CLASS III                               INDICES
PERIOD ENDED    VALUE OF     VALUE OF        VALUE OF        TOTAL   S&P 500   DJIA   COST OF
3/31            INITIAL      REINVESTED      REINVESTED      VALUE                    LIVING
                $10,000      DIVIDEND        CAPITAL GAIN
                INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







1998            $            $               $               $       $         $      $

1997            $            $               $               $       $         $      $

1996            $            $               $               $       $         $      $

1995            $            $               $               $       $         $      $

1994            $            $               $               $       $         $      $

1993            $            $               $               $       $         $      $

1992            $            $               $               $       $         $      $

1991            $            $               $               $       $         $      $

1990            $            $               $               $       $         $      $

1989            $            $               $               $       $         $      $


Explanatory Notes: With an initial investment of $10,000 in Class III
of Government    Portfolio     on March 31, 198   8    , the net
amount invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to    $______    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
   $______     for dividends. The fund did not distribute any capital
gains during the period.
DOMESTIC    PORTFOLIO
HISTORICAL FUND RESULTS
During the period from November 3, 1989 (commencement of operations)
to March 31,    1998,     a hypothetical $10,000 investment in Class I
of Domestic    Portfolio     would have grown to    $___________.

DOMESTIC    PORTFOLIO     - CLASS I                                                        INDICES

PERIOD ENDED                          VALUE OF     VALUE OF        VALUE OF        TOTAL   S&P 500   DJIA   COST OF
3/31                                  INITIAL      REINVESTED      REINVESTED      VALUE                    LIVING**
                                      $10,000      DIVIDEND        CAPITAL GAIN
                                      INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







1998                                  $            $               $ 0             $       $         $      $

1997                                                                0                                $      $

1996                                                                0

1995                                                                0

1994                                                                0

1993                                                                0

1992                                                                0

1991                                                                0

1990*                                                               0


* From November 3, 1989 (commencement of operations).
** From nearest month end.
Explanatory Notes: With an initial investment of $10,000 in Class I of
Domestic    Portfolio     on November 3, 1989, the net amount invested
in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to    $______    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to    $______     for
dividends. The fund did not distribute any capital gains during the period.
During the period from November 3, 1989 (commencement of operations)
to March 31,    1998    , a hypothetical $10,000 investment in Class
II of Domestic    Portfolio     would have grown to
   $__________.

DOMESTIC    PORTFOLIO     - CLASS II                                                        INDICES

PERIOD ENDED                           VALUE OF     VALUE OF        VALUE OF        TOTAL   S&P 500   DJIA   COST OF
3/31                                   INITIAL      REINVESTED      REINVESTED      VALUE                    LIVING**
                                       $10,000      DIVIDEND        CAPITAL GAIN
                                       INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







1998                                   $            $               $ 0             $       $         $      $

1997                                    ,                            0

1996                                                                 0

1995                                                                 0

1994                                                                 0

1993                                                                 0

1992                                                                 0

1991                                                                 0

1990*                                                                0


* From November 3, 1989 (commencement of operations).
** From nearest month end.
Explanatory Notes: With an initial investment of $10,000 in Class II
of Domestic    Portfolio     on November 3, 1989, the net amount
invested in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
   $______.     If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
   $______     for dividends. The fund did not distribute any capital
gains during the period.
During the period from November 3, 1989 (commencement of operations)
to March 31,    1998    , a hypothetical $10,000 investment in Class
III of Domestic    Portfolio     would have grown to    $________.

DOMESTIC    PORTFOLIO     - CLASS III                                                        INDICES

PERIOD ENDED                            VALUE OF     VALUE OF        VALUE OF        TOTAL   S&P 500   DJIA   COST OF
3/31                                    INITIAL      REINVESTED      REINVESTED      VALUE                    LIVING**
                                        $10,000      DIVIDEND        CAPITAL GAIN
                                        INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







1998                                    $            $               $               $       $         $      $

1997                                    $            $               $               $       $         $      $

1996                                    $            $               $               $       $         $      $

1995                                    $            $               $               $       $         $      $

1994                                    $            $               $               $       $         $      $

1993                                    $            $               $               $       $         $      $

1992                                    $            $               $               $       $         $      $

1991                                    $            $               $               $       $         $      $

1990*                                                                 0


* From November 3, 1989 (commencement of operations).
** From nearest month end.
Explanatory Notes: With an initial investment of $10,000 in Class III
of Domestic    Portfolio     on November 3, 1989, the net amount
invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
   $______.     If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
   $______     for dividends. The fund did not distribute any capital
gains during the period.
RATED MONEY MARKET    PORTFOLIO
HISTORICAL FUND RESULTS
During the ten year period ended March 31,    1998    , a hypothetical
$10,000 investment in Class I of Rated Money Market    Portfolio
would have grown to    $__________.

RATED MONEY MARKET    PORTFOLIO     - CLASS I                                                    INDICES

PERIOD ENDED                                VALUE OF     VALUE OF        VALUE OF        TOTAL   S&P 500   DJIA   COST OF
3/31                                        INITIAL      REINVESTED      REINVESTED      VALUE                    LIVING
                                            $10,000      DIVIDEND        CAPITAL GAIN
                                            INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







1998                                        $            $               $               $       $         $      $

1997                                        $            $               $               $       $         $      $

1996                                        $            $               $               $       $         $      $

1995                                        $            $               $               $       $         $      $

1994                                        $            $               $               $       $         $      $

1993                                        $            $               $               $       $         $      $

1992+                                       $            $               $               $       $         $      $

1991                                        $            $               $               $       $         $      $

1990                                        $            $               $               $       $         $      $

1989                                        $            $               $               $       $         $      $


+ The fiscal year end of the fund changed from August 31 to March 31 in June 1995, and from October 31 to August 31 in July 1992. Explanatory Notes: With an initial investment of $10,000 in Class I of
Rated Money Market    Portfolio     on March 31, 198   8    , the net
amount invested in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
   $______.     If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
   $______     for dividends. The fund did not distribute any capital
gains during the period.
During the ten year period ended March 31,    1998    , a hypothetical
$10,000 investment in Class II of Rated Money Market    Portfolio
would have grown to    $________.

RATED MONEY MARKET    PORTFOLIO     - CLASS II                                                   INDICES

PERIOD ENDED                                VALUE OF     VALUE OF        VALUE OF        TOTAL   S&P 500   DJIA   COST OF
3/31                                        INITIAL      REINVESTED      REINVESTED      VALUE                    LIVING
                                            $10,000      DIVIDEND        CAPITAL GAIN
                                            INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







1998                                        $            $               $               $       $         $      $

1997                                        $            $               $               $       $         $      $

1996                                        $            $               $               $       $         $      $

1995                                        $            $               $               $       $         $      $

1994                                        $            $               $               $       $         $      $

1993                                        $            $               $               $       $         $      $

1992+                                       $            $               $               $       $         $      $

1991                                        $            $               $               $       $         $      $

1990                                        $            $               $               $       $         $      $

1989                                        $            $               $               $       $         $      $


+ The fiscal year end of the fund changed from August 31 to March 31 in June 1995, and from October 31 to August 31 in July 1992. Explanatory Notes: With an initial investment of $10,000 in Class II
of Rated Money Market    Portfolio     on March 31, 198   8    , the
net amount invested in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to    $_____________    . If distributions had not been reinvested,
the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
   $_________     for dividends. The fund did not distribute any
capital gains during the period.
During the ten year period ended March 31,    1998,     a hypothetical
$10,000 investment in Class III of Rated Money Market    Portfolio
would have grown to    $__________________.

RATED MONEY MARKET    PORTFOLIO     - CLASS III                                                  INDICES

PERIOD ENDED                                VALUE OF     VALUE OF        VALUE OF        TOTAL   S&P 500   DJIA   COST OF
3/31                                        INITIAL      REINVESTED      REINVESTED      VALUE                    LIVING
                                            $10,000      DIVIDEND        CAPITAL GAIN
                                            INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







1998                                        $            $               $               $       $         $      $

1997                                        $            $               $               $       $         $      $

1996                                        $            $               $               $       $         $      $

1995                                        $            $               $               $       $         $      $

1994                                        $            $               $               $       $         $      $

1993                                        $            $               $               $       $         $      $

1992+                                       $            $               $               $       $         $      $

1991                                        $            $               $               $       $         $      $

1990                                                                                                       $      $

1989                                                                      0


+ The fiscal year end of the fund changed from August 31 to March 31 in June 1995, and from October 31 to August 31 in July 1992. Explanatory Notes: With an initial investment of $10,000 in Class III
of Rated Money Market    Portfolio     on March 31, 198   8    , the
net amount invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to    $________________.     If distributions had not been reinvested,
the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
   $_________________     for dividends. The fund did not distribute
any capital gains during the period.
MONEY MARKET    PORTFOLIO
HISTORICAL FUND RESULTS
During the ten year period ended March 31,    1998    , a hypothetical
$10,000 investment in Class I of Money Market    Portfolio     would
have grown to    $___________________.

MONEY MARKET    PORTFOLIO     - CLASS I                                                        INDICES

PERIOD ENDED                              VALUE OF     VALUE OF        VALUE OF        TOTAL   S&P 500   DJIA   COST OF
3/31                                      INITIAL      REINVESTED      REINVESTED      VALUE                    LIVING
                                          $10,000      DIVIDEND        CAPITAL GAIN
                                          INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







1998                                      $            $               $               $       $         $      $

1997                                      $            $               $               $       $         $      $

1996                                      $            $               $               $       $         $      $

1995                                      $            $               $               $       $         $      $

1994                                      $            $               $               $       $         $      $

1993                                      $            $               $               $       $         $      $

1992                                      $            $               $               $       $         $      $

1991                                      $            $               $               $       $         $      $

1990                                      $            $               $               $       $         $      $

1989                                      $            $               $               $       $         $      $


Explanatory Notes: With an initial investment of $10,000 in Class I of
Money Market    Portfolio     on March 31, 198   8    , the net amount
invested in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
   $_______________     If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
   $_______________     for dividends. The fund did not distribute any
capital gains during the period.
During the ten year period ended March 31,    1998    , a hypothetical
$10,000 investment in Class II of Money Market    Portfolio     would
have grown to    $____________________.

MONEY MARKET    PORTFOLIO     - CLASS II                                                        INDICES

PERIOD ENDED                               VALUE OF     VALUE OF        VALUE OF        TOTAL   S&P 500   DJIA   COST OF
3/31                                       INITIAL      REINVESTED      REINVESTED      VALUE                    LIVING
                                           $10,000      DIVIDEND        CAPITAL GAIN
                                           INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







1998                                       $            $               $               $       $         $      $

1997                                       $            $               $               $       $         $      $

1996                                       $            $               $               $       $         $      $

1995                                       $            $               $               $       $         $      $

1994                                       $            $               $               $       $         $      $

1993                                       $            $               $               $       $         $      $

1992                                       $            $               $               $       $         $      $

1991                                       $            $               $               $       $         $      $

1990                                       $            $               $               $       $         $      $

1989                                       $            $               $               $       $         $      $


Explanatory Notes: With an initial investment of $10,000 in Class II
of Money Market    Portfolio     on March 31, 198   8    , the net
amount invested in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to    $________________.     If distributions had not been reinvested,
the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
   $_______________     for dividends. The fund did not distribute any
capital gains during the period.
During the ten year period ended March 31,    1998    , a hypothetical
$10,000 investment in Class III of Money Market    Portfolio     would
have grown to    $_____________.

MONEY MARKET    PORTFOLIO     - CLASS III                                                        INDICES

PERIOD ENDED                                VALUE OF     VALUE OF        VALUE OF        TOTAL   S&P 500   DJIA   COST OF
3/31                                        INITIAL      REINVESTED      REINVESTED      VALUE                    LIVING
                                            $10,000      DIVIDEND        CAPITAL GAIN
                                            INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







1998                                        $            $               $               $       $         $      $

1997                                        $            $               $               $       $         $      $

1996                                        $            $               $               $       $         $      $

1995                                        $            $               $               $       $         $      $

1994                                        $            $               $               $       $         $      $

1993                                        $            $               $               $       $         $      $

1992                                        $            $               $               $       $         $      $

1991                                        $            $               $               $       $         $      $

1990                                        $            $               $               $       $         $      $

1989                                        $            $               $               $       $         $      $


Explanatory Notes: With an initial investment of $10,000 in Class III
of Money Market    Portfolio     on March 31, 198   8    , the net
amount invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to    $_____________.     If distributions had not been reinvested,
the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
   $___________________     for dividends. The fund did not distribute
any capital gains during the period.
TAX-EXEMPT    PORTFOLIO
HISTORICAL FUND RESULTS
During the ten year period ended March 31,    1998,     a hypothetical
$10,000 investment in Class I of Tax-Exempt    Portfolio     would
have grown to    $______________________.

TAX-EXEMPT    PORTFOLIO     - CLASS I                                                        INDICES

PERIOD ENDED                            VALUE OF     VALUE OF        VALUE OF        TOTAL   S&P 500   DJIA   COST OF
3/31                                    INITIAL      REINVESTED      REINVESTED      VALUE                    LIVING
                                        $10,000      DIVIDEND        CAPITAL GAIN
                                        INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







1998                                    $            $               $               $       $         $      $

1997                                    $            $               $               $       $         $      $

1996                                    $            $               $               $       $         $      $

1995+                                   $            $               $               $       $         $      $

1994                                    $            $               $               $       $         $      $

1993                                    $            $               $               $       $         $      $

1992                                    $            $               $               $       $         $      $

1991                                    $            $               $               $       $         $      $

1990                                    $            $               $               $       $         $      $

1989                                    $            $               $               $       $         $      $


+ The fiscal year end of the fund changed from May 31 to March 31 in February 1995.
Explanatory Notes: With an initial investment of $10,000 in Class I of
Tax-Exempt    Portfolio     on March 31, 198   8    , the net amount
invested in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
   $__________________________    . If distributions had not been
reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would
have amounted to    $_____________________     for dividends. The fund
did not distribute any capital gains during the period.
During the ten year period ended March 31,    1998,     a hypothetical
$10,000 investment in Class II of Tax-Exempt    Portfolio     would
have grown to    $_____________________.

TAX-EXEMPT    PORTFOLIO     - CLASS II                                                        INDICES

PERIOD ENDED                             VALUE OF     VALUE OF        VALUE OF        TOTAL   S&P 500   DJIA   COST OF
3/31                                     INITIAL      REINVESTED      REINVESTED      VALUE                    LIVING
                                         $10,000      DIVIDEND        CAPITAL GAIN
                                         INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







1998                                     $            $               $               $       $         $      $

1997                                     $            $               $               $       $         $      $

1996                                     $            $               $               $       $         $      $

1995+                                    $            $               $               $       $         $      $

1994                                     $            $               $               $       $         $      $

1993                                     $            $               $               $       $         $      $

1992                                     $            $               $               $       $         $      $

1991                                     $            $               $               $       $         $      $

1990                                     $            $               $               $       $         $      $

1989                                     $            $               $               $       $         $      $


+ The fiscal year end of the fund changed from May 31 to March 31 in February 1995.
Explanatory Notes: With an initial investment of $10,000 in Class II
of Tax-Exempt    Portfolio     on March 31, 198   8    , the net
amount invested in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to    $________________________.     If distributions had not been
reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would
have amounted to    $_________________     for dividends. The fund did
not distribute any capital gains during the period.
During the ten year period ended March 31,    1998    , a hypothetical
$10,000 investment in Class III of Tax-Exempt Portfolio would have
grown to    $______________________.

TAX-EXEMPT    PORTFOLIO     - CLASS III                                                        INDICES

PERIOD ENDED                              VALUE OF     VALUE OF        VALUE OF        TOTAL   S&P 500   DJIA   COST OF
3/31                                      INITIAL      REINVESTED      REINVESTED      VALUE                    LIVING
                                          $10,000      DIVIDEND        CAPITAL GAIN
                                          INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







1998                                      $            $               $               $       $         $      $

1997                                      $            $               $               $       $         $      $

1996                                      $            $               $               $       $         $      $

1995                                      $            $               $               $       $         $      $

1994                                      $            $               $               $       $         $      $

1993                                      $            $               $               $       $         $      $

1992                                      $            $               $               $       $         $      $

1991                                      $            $               $               $       $         $      $

1990                                      $            $               $               $       $         $      $

1989                                      $            $               $               $       $         $      $

1989                                      $            $               $               $       $         $      $

1988                                      $            $               $               $       $         $      $


+ The fiscal year end of the fund changed from May 31 to March 31 in February 1995.
Explanatory Notes: With an initial investment of $10,000 in Class III
of Tax-Exempt    Portfolio     on March 31, 198   8    , the net
amount invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to    $_______________________    . If distributions had not been
reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would
have amounted to    $_____________________     for dividends. The fund
did not distribute any capital gains during the period.
PERFORMANCE COMPARISONS. A fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of distributions, do
not take sales charges or    trading     fees into consideration, and
are prepared without regard to tax consequences. Lipper may also rank funds based on yield. In addition to the mutual fund rankings, a fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.
A fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on
the    Consumer Price Index    ), and combinations of various capital
markets. The performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
A fund may compare its performance or the performance of securities in which it may invest to averages published by IBC Financial Data, Inc. of Ashland, Massachusetts. These averages assume reinvestment of distributions. IBC's MONEY FUND REPORT AVERAGES(trademark)/Government, which is reported in IBC's MONEY FUND REPORT(trademark), covers over
   ___     government money market funds; IBC MONEY FUND
AVERAGES(trademark)/ All Taxable, which is reported in IBC's MONEY
FUND REPORT(trademark), covers over ___ taxable money    markets
funds; and IBC MONEY FUND AVERAGES/ All Tax-Free, which is reported in IBC's MONEY FUND REPORT(trademark), covers over ___ tax-free money markets funds.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; and charitable giving. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus(Registered trademark), a quarterly magazine provided free of charge to Fidelity fund shareholders.
A fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.
A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.
As of March 31,    1998    , FMR advised over    $__     billion in
tax-free fund assets,    $__     billion in money market fund
assets,    $___     billion in equity fund assets,    $__     billion
in international fund assets, and    $___     billion in Spartan fund
assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings, each class may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A class's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield.
ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing each class's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.
Pursuant to Rule 11a-3 under the 1940 Act, each fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the    Prospectus    , each fund has notified shareholders that it
reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
DISTRIBUTIONS AND TAXES
       DISTRIBUTIONS.    If you request to have distributions mailed
to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.
DIVIDENDS. Because each fund's income is primarily derived from interest, dividends from the fund generally will not qualify for the dividends-received deduction available to corporate shareholders.
   To the extent that a fund's income is designated as federally tax-exempt interest, the daily dividends declared by the fund are also federally tax-exempt. Short-term capital gains are distributed as dividend income, but do not qualify for the dividends-received
deduction.     A portion of each fund's dividends derived from certain
U.S. Government securities may be exempt from state and local
taxation.    Each fund will send each shareholder a notice in January
describing the tax status of dividend and capital gain distributions (if any) for the prior year.
Shareholders are required to report tax-exempt income on their federal tax returns. Shareholders who earn other income, such as Social Security benefits, may be subject to federal income tax on up to 85% of such benefits to the extent that their income, including tax-exempt income, exceeds certain base amounts.
Tax-Exempt    Portfolio     purchases municipal securities whose
interest FMR believes is free from federal income tax. Generally, issuers or other parties have entered into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS
   otherwise     determines that the issuer did not comply with
relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal tax treatment of the structure.
As a result of the Tax Reform Act of 1986, interest on certain "private activity" securities is subject to the federal alternative minimum tax (AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities will be considered tax-exempt for purposes of Tax-Exempt Portfolio's policies of investing so that at least 80% of its income distributions is free from federal income tax. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT to be paid, if any. Private activity securities issued after August 7, 1986 to benefit a private or industrial user or to finance a private facility are affected by this rule.
A portion of the gain on    municipal     bonds purchased with market
discount after April 30, 1993 and short-term capital gains distributed
by    a municipal     fund are taxable to shareholders as dividends,
not as capital gains. Dividend distributions resulting from a recharacterization of gain from the sale of bonds purchased with market discount after April 30, 1993 are not considered income for
purposes of Tax-Exempt    Portfolio's     policy of investing so that
at least 80% of its income distributions is free from federal income
tax. Tax-Exempt    Portfolio     may distribute any net realized
short-term capital gains and taxable market discount once a year or
more often, as necessary, to maintain its    NAV     at    $1.00.
It is the current position of the staff of the SEC that a fund that uses the term "tax-exempt" in its name may not derive more than 20% of its income from municipal obligations that pay interest that is a preference item for purposes of the AMT. According to this position,
at least 80% of Tax-Exempt    Portfolio's     income would have to be
exempt from the AMT as well as from federal income taxes.
Corporate investors should note that a tax preference item for purposes of the corporate AMT is 75% of the amount by which adjusted current earnings (which includes tax-exempt interest) exceeds the alternative minimum taxable income of the corporation. If a shareholder receives an exempt-interest dividend and sells shares at a loss after holding them for a period of six months or less, the loss will be disallowed to the extent of the amount of the exempt-interest dividend.
CAPITAL GAIN DISTRIBUTIONS. Each fund may distribute any net realized short-term capital gains once a year or more often as necessary, to
maintain its    NAV at $1.00    . The funds do not anticipate
distributing long-term capital gains.
As of March 31,    1998, __________________________     had a capital
loss carryforward aggregating approximately    $____    . This loss
carryforward, of which    $_____________, $______________, and
$__________    will expire on March 31,    199_,  ____, and ____     ,
respectively, is available to offset future capital gains.
As of March 31,    1998, __________________________     had a capital
loss carryforward aggregating approximately    $____.     This loss
carryforward, of which    $_____________, $______________, and
$__________    will expire on March 31, 199   _,  ____, and ____     ,
respectively, is available to offset future capital gains.
As of March 31,    1998, __________________________     had a capital
loss carryforward aggregating approximately    $____    . This loss
carryforward, of which    $_____________, $______________, and
$__________    will expire on March 31, 199   _,  ____, and ____     ,
respectively, is available to offset future capital gains.
As of March 31,    1998    ,    __________________________     had a
capital loss carryforward aggregating approximately    $____.     This
loss carryforward, of which    $_____________, $______________, and
$__________    will expire on March 31, 199   _,  ____, and ____     ,
respectively, is available to offset future capital gains.
As of March 31,    1998, __________________________     had a capital
loss carryforward aggregating approximately    $____.     This loss
carryforward, of which    $_____________, $______________    , and
   $__________    will expire on March 31, 199   _,  ____, and ____
,     respectively, is available to offset future capital gains.
As of March 31,    1998, __________________________     had a capital
loss carryforward aggregating approximately    $____.     This loss
carryforward, of which    $_____________, $______________, and
$__________    will expire on March 31,    199_,  ____, and ____     ,
respectively, is available to offset future capital gains.
As of March 31,    1998, __________________________     had a capital
loss carryforward aggregating approximately    $____.     This loss
carryforward, of which    $_____________, $______________, and
$_________    _will expire on March 31,    199_,  ____, and ____     ,
respectively, is available to offset future capital gains.
STATE AND LOCAL TAX ISSUES. For mutual funds organized as business
trusts, state law provides for a    pass-through     of the state and
local income tax exemption afforded to direct owners of U.S. Government securities. Some states limit this pass-through to mutual funds that invest a certain amount in U.S. Government securities, and some types of securities, such as repurchase agreements and some
   agency-backed     securities, may not qualify for this benefit. The
tax treatment of your dividend distributions from a fund will be the same as if you directly owned a proportionate share of the U.S.
Government    securities    . Because the income earned on most U.S.
Government securities is exempt from state and local income taxes, the portion of dividends from a fund attributable to these securities will also be free from income taxes. The exemption from state and local income taxation does not preclude states from assessing other taxes on the ownership of U.S. Government securities. In a number of states, corporate franchise (income) tax laws do not exempt interest earned on U.S. Government securities whether such securities are held directly or through a fund.
TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar
year as well as on a fiscal year basis,    and intends to comply with
other tax rules applicable to regulated investment companies.
Each fund is treated as a separate entity from the other funds,    if
any,     of its trust for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.
FMR
All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under
the    Investment Company Act     of 1940 (   1940 Act),     control
of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
The Trustees, Memb   ers of the Advisory Board,     and executive
officers of    the     trust are listed below. Except as indicated,
each individual has held the office shown or other offices in the same
company for the last five years.     All persons named as Trustees and
Members of the Advisory Board     also serve in similar capacities for
other funds advised by FMR. The business address of each Trustee,
   Member of the Advisory Board,     and officer who is an "interested
person" (as defined in the Investment Company Act of 1940) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d    (67)    , Trustee and President, is Chairman,
Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman
and a Director of    Fidelity Investments Money Management, Inc.
(1998) , Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
J. GARY BURKHEAD    (56)    ,    Member of the Advisory Board (1997),
is Vice Chairman and a Member of the Board of Directors of FMR Corp.
(1997) and President of Fidelity Personal Investments and Brokerage Group (1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Company.
RALPH F. COX    (65)    , Trustee, is    President of RABAR
Enterprises (management consulting-engineering industry    , 1994).
Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of
   USA Waste Services, Inc.     (non-hazardous waste, 1993), CH2M Hill
Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS    (66    ), Trustee. Prior to her retirement in
September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
ROBERT M. GATES    (54)    , Trustee (1997), is a consultant, author,
and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy
National Security Advisor. Mr. Gates is    a Director of LucasVarity
PLC (automotive components and diesel engines), Charles Draper Laboratory (non-profit), NACCO Industries, Inc. (Mining and manufacturing), and TRW Inc. (original equipment and replacement products). Mr. Gates is also a Trustee of the Forum for International Policy and of the Endowment Association of the College of William and Mary. In addition, he is a member of the National Executive Board of the Boy Scouts of America.
E. BRADLEY JONES (   70    ), Trustee. Prior to his retirement in
1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of
First Union Real Estate    Investments. In addition, he serves as
a Trustee of the Cleveland Clinic Foundation, where he has also been a
member of the Executive Committee    as well as Chairman of the Board
and President    , a Trustee and member of the Executive Committee of
University School (Cleveland), and a Trustee of Cleveland Clinic
Florida.
DONALD J. KIRK    (65    ), Trustee, is Executive-in-Residence (1995)
at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Chairman of the Board of Trustees of the Greenwich Hospital Association, a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH (   55)    , Trustee, is Vice Chairman and Director of
FMR. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
WILLIAM O. McCOY (   68    ), Trustee (1997), is the Vice President of
Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).
GERALD C. McDONOUGH (   69    ), Trustee and Chairman of the
non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director of York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products,
1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and
electronic products)    from 1987-1996 and Brush-Wellman Inc. (metal
refining) from 1983-1997.
MARVIN L. MANN (   64)    , Trustee (1993) is Chairman of the Board,
President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals,
1993),    Imation Corp. (imaging and information storage, 1997)    ,
and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet.
   *ROBERT C. POZEN (51), Trustee (1997) and Senior Vice President, is also President and a Director of FMR (1997); and President and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.
THOMAS R. WILLIAMS (   69    ), Trustee, is President of The Wales
Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants,
1992).
   BOYCE I. GREER (42), is Vice President of Money Market Funds
(1997), Group Leader of the Money Market Group (1997), Senior Vice President of FMR (1997) and Vice President of FIMM (1998). Mr. Greer served as the Leader of the Fixed-Income Group for Fidelity Management Trust Company (1993-1995) and was Vice President and Group Leader of Municipal Fixed-Income Investments (1996-1997).
   FRED L. HENNING, JR. (58), is Vice President of Fidelity's Fixed-Income Group (1995), Senior Vice President of FMR (1995) and Senior Vice President of FIMM (1998). Before assuming his current responsibilities, Mr. Henning was head of Fidelity's Money Market Division.
ROBERT LITTERST    (38),     is Vice President of Government
   Portfolio     (1997), Treasury    Portfolio     (1997), Treasury
Only    Portfolio     (1997),    and other funds advised by FMR. Prior
to his current responsibilities, Mr. Litterest has managed a variety of Fidelity funds.
SCOTT A. ORR    (36)    , is Vice President of Tax-Exempt
   Portfolio     (1995)    and other funds advised by FMR. Prior to
his current responsibilities, Mr. Orr has managed a variety of
Fidelity funds.
ROBERT DUBY    (51)    , is Vice President of Rated Money Market
   Portfolio     (1996), Money Market    Portfolio     (1997)    and
other funds advised by FMR. Prior to his current responsibilities, Mr. Duby has managed a variety of Fidelity funds.
   JOHN TODD (49), is Vice President of Domestic Portfolio (1997) and other funds advised by FMR. Prior to his current responsibilities, Mr. Todd has managed a variety of Fidelity funds.
   ERIC D. ROITER (49), Secretary (1998), is Vice President (1998) and General Counsel of FMR (1998). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997). Prior to joining Fidelity, Mr. Roiter was a partner at Debevoise & Plimpton (1981-1997) and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981).
   RICHARD A. SILVER ( ), Treasurer (1997), is Treasurer of the Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).
THOMAS D. MAHER    (53    ), Assistant Vice President, is Assistant
Vice President of Fidelity's Municipal Bond Funds (1996)    and of
Fidelity's Money Market Funds.
JOHN H. COSTELLO    (51    ), Assistant Treasurer, is an employee of
FMR.
LEONARD M. RUSH    (52)    , Assistant Treasurer (1994), is an
employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
THOMAS J. SIMPSON    (39)    , Assistant Treasurer, is Assistant
Treasurer of Fidelity's municipal bond funds (1996)    and of
Fidelity's Money Market Funds (1996)     and an employee of FMR
(1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).
The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his
or her services for the fiscal year ended March 31,    1998,     or
calendar year ended December 31,    1997    , as applicable.
COMPENSATION TABLE



AGGREGATE
COMPENSATION
FROM A
FUND
J. Gary    Ralph F.  Phyllis  Robert  Edward   E.       Donald Peter William Gerald C.  Marvin    Robert        Thomas R.
Burkhead** Cox       Burke    M.      C.       Bradley  J.     S.    O.      McDonough  L. Mann   C.            Williams
                     Davis    Gates   Johnson  Jones    Kirk   Lynch McCoy                        Pozen
                              ***     3d**                     **    ****                        **

Treasury
$          $         $        $       $        $        $      $     $       $          $         $             $
Only B, C,
+

Treasury
B, D, +

Governme
nt B, E, +

Domestic
B, F,+

Rated
Money
Market B,
G,+

Money
Market B,
H,J,+

Tax-Exem
pt B, I,+

TOTAL
$          $         $        $       $        $        $      $     $       $          $         $             $
COMPE
NSATIO
N FROM
THE
FUND
COMPLE
X*, A


* Information is for the calendar year ended December 31, 1997 for 230 funds in the complex.
** Interested Trustees of the funds and Mr. Burkhead are compensated by FMR.
***Mr. Gates was elected to the Board of Trustees of Colchester Street Trust on December 17, 1997.
****Mr. McCoy was elected to the Board of Trustees of Colchester Street Trust on December 17, 1997.
   + Estimated
A    Compensation figures include cash, amounts required to be
deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows:
Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $62,500; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William
O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,699; Marvin L. Mann, $53,699; and Thomas R. Williams, $62,462.
   B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.]
   C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.]
   D The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.]
   E The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.]
   F The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.]
   G Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows: [trustee name, dollar amount of deferred compensation, fund name]; [trustee name, dollar amount of deferred compensation, fund name]; and [trustee name, dollar amount of deferred compensation, fund name].]

Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the
Plan    are subject to vesting and     are treated as though
equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.
   [As of ______,1998, approximately __% of [Fund/Class Name(s)]'s total outstanding shares was held by [FMR] [[and] [an] FMR affiliate[s]]. FMR Corp. is the ultimate parent company of [FMR] [[and] [this/these] FMR affiliate[s]]. By virtue of his ownership interest in FMR Corp., as described in the "FMR" section on page ___, Mr. Edward C. Johnson 3d, President and Trustee of the fund, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of [Fund/Class Name(s)]'s shares, the Trustees, Members of the Advisory Board, and officers of the funds owned, in the aggregate, less than __% of [the/each] [fund/class]'s total outstanding shares.]
   [As of ____,1998, the Trustees, Members of the Advisory Board, and officers of [the/each] fund owned, in the aggregate, less than __% of [[each fund/[Fund Name(s)]]'s/[[Class Name(s)]/each class]'s] total outstanding shares.]
   [As of ____, 1998 the following owned of record or beneficially 5% or more of [[each fund/[Fund Name(s)]]'s/[each class/[Class Name(s)]]'s] outstanding shares:]
   [A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.]
MANAGEMENT CONTRACTS
   FMR is each fund's manager pursuant to management contracts dated May 30, 1993 for Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio; January 29, 1992 for Tax-Exempt Portfolio; May 31, 1997 for Treasury Only Portfolio; and January 1, 1998 for Rated Money Market Portfolio, which were approved by shareholders on November 18, 1992, November 13, 1991, May 9, 1997 and December 30, 1997, respectively.
   On May 9, 1997 (for Treasury Only Portfolio) and on December 30, 1997 (for Rated Money Market Portfolio) shareholders of each fund approved changes in each fund's management contract. The prior contracts, dated September 30, 1993 and December 29, 1994, were approved by shareholders on March 24, 1993 and December 8, 1994, for Treasury Only Portfolio and Rated Money Market Portfolio, respectively. Under the prior contracts, each fund paid FMR an all-inclusive management fee rate at an annual rate of 0.42% of the fund's average net assets, and FMR paid all of the fund's other expenses with certain exceptions (such as Rule 12b-1 fees). Under the new contracts, the management fee rate is 0.20% of each fund's average net assets and each fund (rather than FMR) pays all other expenses.
MANAGEMENT SERVICES. Each fund employs FMR to furnish investment advisory and other services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies, and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the
registration of each fund's shares under federal    securities
laws     and    making necessary filings under     state
   securities     laws; developing management and shareholder services
for each fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
MANAGEMENT-RELATED EXPENSES.    In addition to the management fee
payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent, pricing and bookkeeping
agent     each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Each fund's management contract
   further     provides that the fund will pay for typesetting,
printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders of the applicable classes. Other expenses paid by each fund, or each class thereof, as applicable, include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares
under federal    securities laws     and    making necessary filings
under     state securities laws. Each fund is also liable for such
non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
MANAGEMENT FEES.    For the services of FMR under each management
contract, each fund pays FMR a monthly management fee at the annual rate of 0.20% of its average net assets throughout the month.
The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years.

Fund
                                                                     Management Fees
                                        Fiscal Year Ended March 31   Paid to FMR

Treasury Only    Portfolio+                1998                         $

                                        1997                            $*

                                        1996                            $*

Treasury    Portfolio                      1998                         $

                                        1997                            $

                                        1996                            $

Government    Portfolio                    1998                         $

                                        1997                            $

                                        1996                            $

Domestic    Portfolio                      1998                         $

                                        1997                            $

                                        1996                            $

Rated Money Market    Portfolio++          1998                         $

                                        1997                            $*

                                        1996**                          $*

Money Market    Portfolio                  1998                         $

                                        1997                            $

                                        1996                            $

Tax-Exempt    Portfolio                    1998                         $

                                        1997                            $

                                        1996                            $


+ These numbers reflect management fees paid under the fund's prior contract that was in effect through May 30, 1997.
   ++ These number reflect management fees paid under the fund's prior contract that was in effect through December 31, 1997.
* After reduction of fees and expenses paid by the fund to the non-interested trustees.
FMR may, from time to time, voluntarily reimburse all or a portion of a class's expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.
Expense reimbursements by FMR will increase a class's total returns and yield, and repayment of the reimbursement by a class will lower its total returns and yield.
   During the past three fiscal years, FMR voluntarily agreed, subject to revision or termination, to reimburse the funds if and to the extent that the fund's aggregate operating expenses, including management fees but excluding any applicable 12b-1 fees, were in excess of an annual rate of its average net assets. The tables below shows the period of reimbursement and levels of expense limitations for the applicable funds; the dollar amount of management fees incurred under each fund's contract before reimbursement; and the dollar amount of management fees reimbursed by FMR under the expense reimbursement for each period.




                   Periods of                 Aggregate
                   Expense Limitation         Operating    Fiscal Years   Management Fee   Amount of
                    From To                   Expense      Ended          Before           Management Fee
                                              Limitation   March 31       Reimbursement    Reimbursement

Treasury Only      July 1, 1995         ---   0.20%        1998           $[*]             $
Portfolio


                                                           1997           $[*]             $

                                              %            1996           $[*]             $

Treasury           July 1, 1995         ---   0.20%        1998           $[*]             $
Portfolio


                                                           1997           $[*]             $

                                              %            1996           $[*]             $

Government         July 1, 1995         ---   0.20%        1998           $[*]             $
Portfolio


                                                           1997           $[*]             $

                                              %            1996           $[*]             $

Domestic           July 1, 1995         ---   0.20%        1998           $[*]             $
Portfolio


                                                           1997           $[*]             $

                                              %            1996           $[*]             $

Rated Money        July 1, 1995         ---   0.20%        1998           $[*]             $
Market Portfolio


                                                           1997           $[*]             $

                                              %            1996           $[*]             $

Money Market       July 1, 1995         ---   0.18%        1998           $[*]             $
Portfolio


                                                           1997           $[*]             $

                                              %            1996           $[*]             $

Tax-Exempt         July 1, 1995         ---   0.20%        1998           $[*]             $
Portfolio


                                                           1997           $[*]             $

                                              %            1996           $[*]             $


SUB-ADVISER. FMR has entered into a sub-advisory agreement with
   FIMM     pursuant to which    FIMM     has primary responsibility
for providing portfolio investment management services to the funds.
   Under the terms of the sub-advisory agreements, FMR pays FIMM fees equal to 50% of the management fee payable to FMR under its management contract with each fund. The fees paid to FIMM are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.
   Fees paid to FMR Texas Inc. (FMR Texas), the predecessor company to FIMM, by FMR on behalf of each fund for the past three fiscal years are shown in the table below.
Fund   Fiscal Year Ended March 31   Fees Paid to FMR Texas

Treasury Only    Portfolio+                1998          $

                                        1997             $

                                        1996             $

Treasury    Portfolio                      1998          $

                                        1997             $

                                        1996             $

Government    Portfolio                    1998          $

                                        1997             $

                                        1996             $

Domestic    Portfolio                      1998          $

                                        1997             $

                                        1996             $

Rated Money Market    Portfolio++          1998          $

                                        1997             $

                                        1996             $

Money Market    Portfolio                  1998          $

                                        1997             $

                                        1996             $

Tax-Exempt    Portfolio                    1998          $

                                        1997             $

                                        1996             $

DISTRIBUTION AND SERVICE PLANS
The Trustees have approved a Distribution and Service    Plans     on
behalf of Class I, Class II and Class III of each fund pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Class I, Class II and Class III of the funds and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses. Pursuant to each Class II Plan, FDC is paid a monthly distribution fee at an annual rate of 0.15% of Class II's average net assets determined at the close of business on each day throughout the month.
Pursuant to each Class III Plan, FDC is paid a monthly distribution fee at an annual rate of 0.20% of Class III's average net assets determined at the close of business on each day throughout the month. For the fiscal years ended March 31, 1998, 1997 and 1996, Class II of Treasury Only Portfolio paid FDC distribution fees of $_________, $_______, and $_________, respectively, all of which was retained by FDC/of which $________, $_________ and $________ was retained by FDC.
For the fiscal years ended March 31, 1998, 1997 and 1996, Class II of Treasury Portfolio paid FDC distribution fees of $_________, $_______, and $_________, respectively, all of which was retained by FDC/of which $________, $_________ and $________ was retained by FDC.
   For the fiscal years ended March 31, 1998, 1997 and 1996, Class II of Government Portfolio paid FDC distribution fees of $_________, $_______, and $_________, respectively, all of which was retained by FDC/of which $________, $_________ and $________ was retained by
FDC.
   For the fiscal years ended March 31, 1998, 1997 and 1996, Class II of Domestic Portfolio paid FDC distribution fees of $_________, $_______, and $_________, respectively, all of which was retained by FDC/of which $________, $_________ and $________ was retained by
FDC.
   For the fiscal years ended March 31, 1998, 1997 and 1996, Class II of Rated Money Market Portfolio paid FDC distribution fees of $_________, $_______, and $_________, respectively, all of which was retained by FDC/of which $________, $_________ and $________ was retained by FDC.
   For the fiscal years ended March 31, 1998, 1997 and 1996, Class II of Money Market Portfolio paid FDC distribution fees of $_________, $_______, and $_________, respectively, all of which was retained by FDC/of which $________, $_________ and $________ was retained by
FDC.
   For the fiscal years ended March 31, 1998, 1997 and 1996, Class II of Tax-Exempt Portfolio paid FDC distribution fees of $_________, $_______, and $_________, respectively, all of which was retained by FDC/of which $________, $_________ and $________ was retained by
FDC.
   For the fiscal years ended March 31, 1998, 1997 and 1996, Class III of Treasury Only Portfolio paid FDC distribution fees of $_________, $_______, and $_________, respectively, all of which was retained by FDC/of which $________, $_________ and $________ was retained by
FDC.
   For the fiscal years ended March 31, 1998, 1997 and 1996, Class III of Treasury Portfolio paid FDC distribution fees of $_________, $_______, and $_________, respectively, all of which was retained by FDC/of which $________, $_________ and $________ was retained by
FDC.
   For the fiscal years ended March 31, 1998, 1997 and 1996, Class III of Government Portfolio paid FDC distribution fees of $_________, $_______, and $_________, respectively, all of which was retained by FDC/of which $________, $_________ and $________ was retained by
FDC.
   For the fiscal years ended March 31, 1998, 1997 and 1996, Class III of Domestic Portfolio paid FDC distribution fees of $_________, $_______, and $_________, respectively, all of which was retained by FDC/of which $________, $_________ and $________ was retained by
FDC.
   For the fiscal years ended March 31, 1998, 1997 and 1996, Class III of Rated Money Market Portfolio paid FDC distribution fees of $_________, $_______, and $_________, respectively, all of which was retained by FDC/of which $________, $_________ and $________ was retained by FDC.
   For the fiscal years ended March 31, 1998, 1997 and 1996, Class III of Money Market Portfolio paid FDC distribution fees of $_________, $_______, and $_________, respectively, all of which was retained by FDC/of which $________, $_________ and $________ was retained by
FDC.
   For the fiscal years ended March 31, 1998, 1997 and 1996, Class III of Tax-Exempt Portfolio paid FDC distribution fees of $_________, $_______, and $_________, respectively, all of which was retained by FDC/of which $________, $_________ and $________ was retained by
FDC.
Under    each     Class I Plan, if the payment of management fees by
the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan.
   Each     Class I Plan specifically recognizes that FMR may use its
management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with the
distribution of Class I shares. In addition,    each     Class I Plan
provides that FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of Class I shares, or provide shareholder support services. Currently, the Board of Trustees has authorized such payments for Class I shares.
Under    each     Class II and Class III Plan, if the payment of
management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is
authorized by the Plan.    Each     Class II and    Class     III Plan
specifically recognizes that FMR may use its management fee revenue, as well as its past profits, or its other resources, to pay FDC for expenses incurred in connection with the distribution of Class II and
   Class     III shares, including payments made to third parties that
engage in the sale of Class II and Class III shares or to third parties, including banks, that render shareholder support services. Currently, the Board of Trustees has authorized such payments Class II and Class III shares.
   [Payments made by FMR either directly or through FDC to third parties for the fiscal year ended 1998 amounted to $____ for [Fund/Class I , $____ for [Fund/Class II], and $_____ for [Fund/Class Name III].
   [FMR made no payments either directly or through FDC to third parties for the fiscal year ended 1998.]
Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit Class I, Class II and Class III of each fund and its shareholders. In particular, the Trustees noted that each Class I Plan does not authorize payments by Class I of each fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of Class I, Class II and Class III shares of each fund, additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.
   Each     Class II and    Class     III Plan does not provide for
specific payments by Class II and    Class     III of any of the
expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities. After payments by FDC for advertising, marketing and distribution, and payments to third parties, the amounts remaining, if any, may be used as FDC may elect. The Class I plans were approved by shareholders of Class I of each of
Treasury    Portfolio    , Government    Portfolio    , Domestic
   Portfolio    , and Money Market    Portfolio     on November 18,
1992, by shareholders of Class I of Tax-Exempt    Portfolio     on
November 30, 1991; by shareholders of Class I of Treasury Only
   Portfolio     on May 9, 1997, and by shareholders of Class I of
Rated Money Market    Portfolio     on December 8, 1994. Each Class I
plan was approved by shareholders, in connection with a reorganization
transaction on May 30, 1993 for Treasury    Portfolio    , Government
   Portfolio    , Domestic    Portfolio    , and Money Market
   Portfolio    ; January 29, 1992 for Tax-Exempt    Portfolio    ,
May 30, 1997 for Treasury Only    Portfolio    , and December 29, 1994
for Rated Money Market    Portfolio    , pursuant to an Agreement and
Plan of Conversion.
The Class II plans were approved by FMR as the then sole shareholder
of Class II of each of Treasury    Portfolio    , Government
   Portfolio    , Domestic    Portfolio    , Rated Money Market
   Portfolio     and Tax-Exempt    Portfolio     on October 31, 1995.
The Class II plan for Treasury Only    Portfolio     was approved by
shareholders of Class II on May 9, 1997. The Class II plan for
Treasury Only    Portfolio     was approved by shareholders, in
connection with a reorganization transaction on May 30, 1997, pursuant to an Agreement and Plan of Conversion.
The Class III plan for Treasury    Portfolio     was approved by FMR
as the then sole shareholder on October 22, 1993. The Class III plan
for Government    Portfolio     was approved by FMR as the then sole
shareholder on April 4, 1994. The Class III plan for Domestic
   Portfolio     was approved by FMR as the then sole shareholder on
July 19, 1994. The Class III plan for Money Market    Portfolio
was approved by FMR as the then sole shareholder on November 17, 1993.
The Class III plans for Tax-Exempt    Portfolio    , and Rated Money
Market    Portfolio     were approved by FMR as the then sole
shareholder on October 31, 1995. The Class III plan for Treasury Only
   Portfolio     was approved by shareholders of Class III on May 9,
1997. The Class III plan for Treasury Only    Portfolio was
approved by shareholders, in connection with a reorganization transaction on May 30, 1997, pursuant to an Agreement and Plan of Conversion.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.
CONTRACTS WITH FMR AFFILIATES
   Each class of the Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Rated Money Market Portfolio and Money Market Portfolio (the Taxable Funds) has entered into a transfer agent agreement with FIIOC, an affiliate of FMR. Under the terms of the agreements, FIIOC performs transfer agency, dividend disbursing, and shareholder services for each class of each fund.
   Each class of Tax-Exempt Portfolio has entered into a transfer agent agreement with UMB. Under the terms of the agreements, UMB provides transfer agency, dividend disbursing, and shareholder services for each class of the fund. UMB in turn has entered into sub-transfer agent agreements with FIIOC. Under the terms of the sub-agreements, FIIOC performs all processing activities associated with providing these services for each class of the fund and receives all related transfer agency fees paid to UMB.
Fo   r providing transfer agency services, FIIOC receives an
asset-based fee paid monthly with respect to each account in a fund.

   FIIOC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.
   Each of the Taxable Funds has also entered into a service agent agreement with FSC, an affiliate of FMR. Under the terms of the agreements, FSC calculates the NAV and dividends for each class of each fund and maintains each fund's portfolio and general accounting records.
   Tax-Exempt Portfolio has also entered into a service agent agreement with UMB. Under the terms of the agreement, UMB provides pricing and bookkeeping services for the fund. UMB in turn has entered into a sub-service agent agreements with FSC. Under the terms of the sub-agreement, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for each class of the fund and maintaining the fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to UMB.
   For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month. The annual fee rates for pricing and bookkeeping services are .0175% of the first $500 million of average net assets and 0075% of average net assets in excess of $500 million. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $40,000 and a maximum of $800,000 per year.
Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by the funds to FSC for the past three
fiscal years    are shown in the table below.
Fund                              1998       1997        1996

Treasury Only    Portfolio        $             $           $

Treasury    Portfolio             $             $           $

Government    Portfolio           $             $           $

Domestic    Portfolio             $             $           $

Rated Money Market
   Portfolio                      $             $           $

Money Market    Portfolio         $             $           $

Tax-Exempt    Portfolio           $             $           $

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR organized as a Massachusetts corporation on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
DESCRIPTION OF THE    TRUST
TRUST ORGANIZATION.    Each fund     is a fund of    Colchester Street
Trust    , an open-end management investment company organized as a
Massachusetts business trust on    November 10, 1991    , pursuant to
a Declaration of Trust that was amended and restated on April 9, 1985. On May 30, 1993, the trust was converted to a Delaware business trust pursuant to an agreement approved by shareholders on November 18, 1992. The Delaware trust, which was organized on June 20, 1991 under the name Fidelity Government Securities Fund, succeeded to the name Fidelity Institutional Cash Portfolios II on May 28, 1993, and then to
the name Fidelity Institutional Cash Portfolios on May 28, 1993    and
then to the name Colchester Street Trust on May 29, 1998    .
Currently, there are seven funds of    Colchester Street Trust    :
Treasury Only    Portfolio    , Treasury    Portfolio    , Government
   Portfolio    , Domestic    Portfolio    , Rated Money Market
   Portfolio    , Money Market    Portfolio     and Tax-Exempt
   Portfolio    . The Trust Instrument permits the Trustees to create
additional funds.
In the event that FMR ceases to be the investment adviser to the trust or a fund, the right of the trust or fund to use the identifying name "Fidelity" may be withdrawn. There is a remote possibility that one fund might become liable for any misstatement in its prospectus or statement of additional information about another fund.
The assets of the    trust     received for the issue or sale of
shares of each fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general expenses of the trust.
Expenses with respect to the    trust     are to be allocated in
proportion to the asset value of the respective funds, except where allocations of direct expense can otherwise be fairly made. The
officers of the    trust    , subject to the general supervision of
the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of
the     trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY.    The     trust is a business
trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law
on this point. The Trust    Instrument     contains an express
disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust and requires that a disclaimer be given in each contract entered into or executed by the trust or the
Trustees. The Trust    Instrument     provides for indemnification out
of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund. The Trust
   Instrument     also    provides     that each fund shall, upon
request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
The Trust    Instrument     further    provides     that the Trustees,
if they have exercised reasonable care, shall not be personally liable to any person other than the trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that Trustees are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities. VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. As a shareholder, you receive one vote for each dollar value of net asset value you own. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the trust or a fund may, as set forth in the Trust Instrument, call meetings of the trust or fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of the entire trust, the purpose of voting on removal of one or more Trustees.
The trust or any fund may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by vote of the holders of a majority of the trust or the fund, as determined by the current value of each shareholder's investment in the fund or trust]; however, the Trustees may, without prior shareholder approval, change the form of organization of the trust by merger, consolidation, or
incorporation. If not so terminated    or reorganized    , the trust
and its funds will continue indefinitely.
Under the Trust    Instrument    , the Trustees may, without
shareholder vote, cause the trust to merge or consolidate into one or more trusts, partnerships, or corporations, or cause the trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the trust registration statement. Each fund may invest all of its assets in another investment company.
CUSTODIAN. The Bank of New York, 110 Washington Street, New York, New
York, is custodian of the assets of    the Taxable Funds    . UMB
Bank, n.a., 1010 Grand Avenue, Kansas City, Missouri, is custodian of
the assets of Tax-Exempt    Portfolio    . Each custodian is
responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. A custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of its custodian and may purchase securities from or sell securities to its custodian. The Chase Manhattan Back, headquartered in New York, also may serve as a special purpose
custodian of certain assets of    the Taxable Funds     in connection
with repurchase agreement transactions.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITORS. __________________,    One Post Office Square, Boston,
Massachusetts     serves as Treasury Only    Portfolio's    , Rated
Money Market    Portfolio's     and Tax-Exempt    Portfolio's
independent accountant. ________________,    160 Federal Street,
Boston, Massachusetts     serves as Treasury    Portfolio's    ,
Government    Portfolio's     Domestic    Portfolio's     and Money
Market    Portfolio's     independent accountant. The auditor examines
financial statements for the funds and provides other audit, tax, and related services.
FINANCIAL STATEMENTS
Each fund's financial statements and financial highlights for the
fiscal year ended March 31,    1998,     and reports of the auditors,
are included in the funds' Annual Report, which is a separate report supplied with this SAI. The funds' financial statements, including the financial highlights, and reports of the auditors are incorporated herein by reference. For a free additional copy of the funds' Annual Report, contact Client Services at 1-800-843-3001, 82 Devonshire Street, Boston, MA 02109.
APPENDIX
The descriptions that follow are examples of eligible ratings for the funds. A fund may, however, consider the ratings for other types of investments and the ratings assigned by other rating organizations when determining the eligibility of a particular investment.
       DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF MUNICIPAL
OBLIGATIONS
   Moody's ratings for short-term municipal obligations will be designated Moody's Investment Grade ("MIG"). A two-component rating is assigned to variable rate demand obligations. The first component represents an evaluation of the degree of risk associated with scheduled principal repayment and interest payments and is designated by a long-term rating, e.g., "Aaa" or "A." The second component represents an evaluation of the degree of risk associated with the demand feature and is designated "VMIG."
       MIG 1/VMIG 1    - This designation denotes best quality. There
is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.
       MIG 2/VMIG 2    - This designation denotes high quality.
Margins of protection are ample although not so large as in the preceding group.
       DESCRIPTION OF STANDARD & POOR'S RATINGS OF MUNICIPAL
NOTES
   Municipal notes maturing in three years or less will likely receive a "note" rating symbol. Notes that have a put option or demand feature are assigned a dual rating. The first rating addresses the likelihood of repayment of principal and payment of interest due and for short-term obligations is designated by a note rating symbol. The second rating addresses only the demand feature, and is designated by a commercial paper rating symbol, e.g., "A-1" or "A-2."
       SP-1    - Strong capacity to pay principal and interest. Issues
determined to possess very strong characteristics are given a plus (+) designation.
       SP-2    - Satisfactory capacity to pay principal and interest,
with some vulnerability to adverse financial and economic changes over the term of the notes.
DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF COMMERCIAL PAPER Moody's assigns short-term debt ratings to obligations which have an original maturity not exceeding one year.
Issuers rated PRIME-1 (or related supporting institutions) have a superior ability for repayment of principal and payment of interest. Issuers rated PRIME-2 (or related supporting institutions) have a strong ability for repayment of principal and payment of interest.
DESCRIPTION OF STANDARD & POOR'S    RATINGS OF     COMMERCIAL PAPER
Debt issues considered short-term in the relevant market may be assigned a Standard & Poor's commercial paper rating.
A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

          Colchester Street Trust                  (formerly Fidelity
Institutional Cash Portfolios)

 PART C - OTHER INFORMATION
Item 24.    Financial Statement and Exhibits.
    (a) 1. Financial Statements and Financial Highlights to be filed by subsequent amendment.
 (b) Exhibits
  1. (a) Trust Instrument, dated June 20, 1991 was electronically filed and is incorporated herein by reference to Exhibit 1(a) to Post-Effective Amendment No. 26.
   (b) Certificate of Trust, dated June 20, 1991 was electronically filed and is incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 26.
   (c) Certificate of Amendment of Fidelity Government Securities Fund to Fidelity Institutional Cash Portfolios II, dated May 28, 1993 was electronically filed and is incorporated herein by reference to
Exhibit 1(c) to Post-Effective Amendment No. 26.
   (d) Certificate of Amendment of Fidelity Institutional Cash Portfolios II to Fidelity Institutional Cash Portfolios, dated May 28, 1993 was electronically filed and is incorporated herein by reference to Exhibit 1(d) to Post-Effective Amendment No. 26.
   (e) Supplement to Trust Instrument of Fidelity Institutional Cash Portfolios, dated March 31, 1997, is incorporated herein by reference to Exhibit 1(e) to Post-Effective Amendment No. 35.
   (f) Supplement to Trust Instrument of Fidelity Institutional Cash Portfolios, dated January 26, 1998 is filed herein as Exhibit 1(f).
  2. Bylaws of the Trust effective May 19, 1994 were electronically filed and are incorporated herein by reference to Exhibit 2(a) to Union Street Trust II's Post-Effective Amendment No. 10. (File No. 33-43757).
  3. Not applicable.
  4. Not applicable.
  5. (a) Management Contract between Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Money Market Portfolio and Fidelity Management & Research Company, dated May 30, 1993, was electronically filed and is incorporated herein by reference to
Exhibit 5(a) to Post-Effective Amendment No. 26.
   (b) Management Contract between Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): U.S. Government Portfolio (currently Government Portfolio) and Fidelity Management & Research Company, dated May 30, 1993, was electronically filed and is incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 26.
   (c) Management Contract between Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): U.S. Treasury Portfolio II (currently Treasury Portfolio) and Fidelity Management & Research Company, dated May 30, 1993, was electronically filed and is incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 26.
   (d) Management Contract between Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Domestic Money Market Portfolio and Fidelity Management & Research Company, dated May 30, 1993, was electronically filed and is incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 26.
   (e) Sub-Advisory agreement between Fidelity Management & Research Company on behalf of Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): U.S. Treasury Portfolio II (currently Treasury Portfolio) and FMR Texas Inc., dated May 30, 1993, was electronically filed and is incorporated herein by reference to
Exhibit 5(g) to Post-Effective Amendment No. 26.
   (f) Sub-Advisory agreement between Fidelity Management & Research Company on behalf of Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): U.S. Government Portfolio (currently Government Portfolio) and FMR Texas Inc., dated May 30, 1993, was electronically filed and is incorporated herein by reference to
Exhibit 5(h) to Post-Effective Amendment No. 26.

   (g) Sub-Advisory agreement between Fidelity Management & Research Company on behalf of Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Domestic Money Market Portfolio and FMR Texas Inc., dated May 30, 1993, was electronically filed and is incorporated herein by reference to Exhibit 5(i) to Post-Effective Amendment No. 26.
   (h) Sub-Advisory agreement between Fidelity Management & Research Company on behalf of Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Money Market Portfolio and FMR Texas Inc., dated May 30, 1993, was electronically filed and is incorporated herein by reference to Exhibit 5(j) to Post-Effective Amendment No. 26.
   (i) Sub-Advisory agreement between Fidelity Management & Research Company on behalf of Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Treasury Only and FMR Texas Inc., dated May 30, 1997, is filed herein as Exhibit 5(i).
   (j) Management Contract between Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of Treasury Only, and Fidelity Management & Research Company, dated May 30, 1997, is filed herein as Exhibit 5(j).
   (k) Management Contract between Fidelity Money Market Trust on behalf of Rated Money Market and Fidelity Management & Research Company, dated January 1, 1998 is filed herein as Exhibit 5(k),
   (l) Sub-Advisory Agreement dated December 29, 1994 between Fidelity Money Market Trust: Domestic Money Market Portfolio (currently known as Rated Money Market) and FMR Texas was electronically filed and is incorporated herein by reference to Exhibit 5(g) to Fidelity Money Market Trust's Post-Effective Amendment No. 48 (File No. 2-62417).
   (m) Form of Management Contract between Colchester Street Trust on behalf of Tax-Exempt Portfolio and Fidelity Management & Research Company is filed herein as Exhibit 5(m).
   (n) Sub-Advisory Agreement between FMR Texas Inc. and Fidelity Management & Research Company, dated January 29, 1992, was electronically filed and is incorporated herein by reference to
Exhibit 5(b) to Fidelity Institutional Tax-Exempt Cash Portfolios' Post-Effective Amendment No. 28 (File No. 2-76309).
  6. (a) General Distribution Agreement between Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): U.S. Treasury Portfolio II (currently Treasury Portfolio) and Fidelity Distributors Corporation, dated May 30, 1993, was electronically filed and is incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 26.
   (b) General Distribution Agreement between Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): U.S. Government Portfolio (currently Government Portfolio) and Fidelity Distributors Corporation, dated May 30, 1993, was electronically filed and is incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 26.
   (c) General Distribution Agreement between Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Domestic Money Market Portfolio and Fidelity Distributors Corporation, dated May 30, 1993, was electronically filed and is incorporated herein by reference to Exhibit 6(d) to Post-Effective Amendment No. 26.
   (d) General Distribution Agreement between Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Money Market Portfolio and Fidelity Distributors Corporation, dated May 30, 1993, was electronically filed and is incorporated herein by reference to
Exhibit 6(e) to Post-Effective Amendment No. 26.
   (e) Specimen of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Fidelity Institutional Money Market Funds was electronically filed and is incorporated by reference to Exhibit 6(e) to Post-Effective Amendment No. 32.
   (f) Specimen of Service Contract (Administrative and Recordkeeping Services Only) between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Fidelity Institutional Money Market Funds was electronically filed and is incorporated by reference to Exhibit 6(f) to Post-Effective Amendment No. 32.
   (g) Form of Bank Agency Agreement (most recently revised January,
1997) is filed herein as Exhibit 6(g).
   (h) Form of Selling Dealer Agreement for Bank Related Transactions (most recently revised January 1997) is filed herein as Exhibit 6(h).

   (i) Form of Selling Dealer Agreement (most recently revised January
1997) is electronically filed herein as Exhibit 6(i).
   (j) Amendments to the General Distribution Agreement between the Registrant and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).
   (k) Amendments to the General Distribution Agreement between the Registrant and Fidelity Distributors Corporation, dated October 1, 1996, is incorporated herein by reference to Exhibit 6(g) of Daily Money Fund's Post-Effective Amendment No. 40 (File No. 2-77909).
   (l) Form of General Distribution Agreement between Colchester Street Trust: Rated Money Market Portfolio is filed herein as Exhibit 6(l).
   (m) Form of General Distribution Agreement between Colchester Street Trust: Tax-Exempt Portfolio is filed herein as Exhibit 6(m).
   (n) Form of General Distribution Agreement between Colchester Street Trust: Treasury Only Portfolio is filed herein as Exhibit 6(n).
                    7. (a) Retirement Plan for Non-Interested Person
Trustees, Directors or General Partners, as amended on November 16, 1995, is incorporated herein by reference to Exhibit 7(a) of Fidelity Select Portfolio's (File No. 2-69972) Post-Effective Amendment No. 54.
 (b) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 14, 1995 and amended through November 14, 1996, is incorporated herein by reference to Exhibit 7(b) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.
  8. (a) Form of Custodian Agreement, Appendix A, Appendix B and Appendix C between The Bank of New York and the Registrant are filed herein as Exhibit 8(a).
   (b) Form of Fidelity Group Repo Custodian Agreement and Schedule 1 among The Bank of New York, J. P. Morgan Securities, Inc., and the Registrant are filed herein as Exhibit 8(b).
   (c) Form of Fidelity Group Repo Custodian Agreement and Schedule 1 among Chemical Bank, Greenwich Capital Markets, Inc., and the Registrant are filed herein as Exhibit 8(c).
   (d) Form of Joint Trading Account Custody Agreement and First Amendment between the The Bank of New York and the Registrant are filed herein as Exhibit 8(d).
  9. Not applicable.
  10. Not applicable.
  11 To be filed in subsequent amendment.
  12. Not applicable.
  13. Not applicable.
 (14)(a) Fidelity Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(a) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (b) Fidelity Institutional Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (c) National Financial Services Corporation Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(h) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (d) Fidelity Portfolio Advisory Services Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(i) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (e) Fidelity 403(b)(7) Custodial Account Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(e) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (f) National Financial Services Corporation Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(k) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (g) The CORPORATEplan for Retirement Profit Sharing/401K Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(l) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (h) The CORPORATEplan for Retirement Money Purchase Pension Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(m) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (i) Fidelity Investments Section 403(b)(7) Individual Custodial Account Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Commonwealth Trust's (File No. 2-52322) Post Effective Amendment No. 57.
 (j) (j)Plymouth Investments Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Commonwealth Trust's (File No. 2-52322) Post Effective Amendment No. 57.
 (k) The Fidelity Prototype Defined Benefit Pension Plan and Trust Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (l) The Institutional Prototype Plan Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (m) The CORPORATEplan for Retirement 100SM Profit Sharing/401(k) Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (n) The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers Basic Plan Document, Standardized Profit Sharing Plan Adoption Agreement, Non-Standardized Discretionary Contribution Plan No. 002 Adoption Agreement, and Non-Standardized Discretionary Contribution Plan No. 003 Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(g) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (o) Fidelity Investments 403(b) Sample Plan Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(p) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (p) Fidelity Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(c) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (q) Fidelity SIMPLE-IRAPlan Adoption Agreement, Company Profile Form, and Plan Document, as currently in effect, is incorporated herein by reference to Exhibit 14(q) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.
  15. (a) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Money Market (currently Money Market Portfolio), is incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 35.
   (b) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Government (currently Government Portfolio), is incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 35.
   (c) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Treasury (currently Treasury Portfolio), is incorporated herein by reference to Exhibit 15(c) to Post-Effective Amendment No. 35.
   (d) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Domestic (currently Domestic Portfolio), is incorporated herein by reference to Exhibit 15(d) to Post-Effective Amendment No. 35.
   (e) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Money Market Class II (currently Money Market Portfolio Class
II), is incorporated herein by reference to Exhibit 15(e) of Post-Effective Amendment No. 35.
   (f) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Government Class II (currently Government Portfolio Class II), is incorporated herein by reference to Exhibit 15(f) of Post-Effective Amendment No. 35.
   (g) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Treasury Class II (currently Treasury Portfolio Class II), is incorporated herein by reference to Exhibit 15(g) to Post-Effective Amendment No. 35.
   (h) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Domestic Class II (currently Domestic Portfolio Class II), is incorporated herein by reference to Exhibit 15(h) to Post-Effective Amendment No. 35.
   (i) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Money Market Class III, (currently Money Market Portfolio Class III) is incorporated herein by reference to Exhibit 15(i) of Post-Effective Amendment No. 35.
   (j) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Government Class III (currently Government Portfolio Class
III), is incorporated herein by reference to Exhibit 15(j) to Post-Effective Amendment No. 35.
   (k) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Treasury Class III (currently Treasury Portfolio Class III), is incorporated herein by reference to Exhibit 15(k) to Post-Effective Amendment No. 35.
   (l) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Domestic Class III (currently Domestic Portfolio Class III), is incorporated herein by reference to Exhibit 15(l) to Post-Effective Amendment No. 35.
   (m) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Treasury Only Class I, is incorporated herein by reference to
Exhibit 15(m) of Post-Effective Amendment 35.
   (n) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust): Treasury Only Class II, is incorporated herein by reference to
Exhibit 15(n) of Post-Effective Amendment 35.
   (o) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional cash Portfolios (currently Colchester Street Trust): Treasury Only Class III, is incorporated herein by reference to Exhibit 15(o) of Post-Effective Amendment 35.
   (p) Form of Distribution and Service Plan pursuant to Rule 12b-1, for Colchester Street Trust: Rated Money Market Portfolio Class I is filed herein as Exhibit 15(p).
   (q) Form of Distribution and Service Plan pursuant to Rule 12b-1, for Colchester Street Trust: Rated Money Market Portfolio Class II is filed herein as Exhibit 15(q).
   (r) Form of Distribution and Service Plan pursuant to Rule 12b-1, for Colchester Street Trust: Rated Money Market Portfolio Class III is filed herein as Exhibit 15(r).
   (s) Form of Distribution and Service Plan pursuant to Rule 12b-1, for Colchester Street Trust: Tax-Exempt Portfolio Class I is filed herein as Exhibit 15(s).
   (t) Form of Distribution and Service Plan pursuant to Rule 12b-1, for Colchester Street Trust: Tax-Exempt Portfolio Class II is filed herein as Exhibit 15(t).
   (u) Form of Distribution and Service Plan pursuant to Rule 12b-1, for Colchester Street Trust: Tax-Exempt Portfolio Class III is filed herein as Exhibit 15(u).
 16. Schedules and data points for cumulative and average total returns and 7-day, effective, and tax-equivalent yields for U.S. Treasury Portfolio were electronically filed and are incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 26.
 17. Financial Data Schedules to be filed by subsequent amendment.
 18. (a) A Multiple Class of Shares Plan for Fidelity Institutional Money Market Funds, dated
  August 1, 1996, was electronically filed and is incorporated by
reference to Exhibit 18(a) to   Post-Effective Amendment No. 32.
  (b) Schedule I, dated August 1, 1996, to the Multiple Class of Shares Plan for Fidelity
  Institutional Money Market Funds, dated August 1, 1996, was
electronically filed and is     incorporated by reference to Exhibit
18(b) to Post-Effective Amendment No. 32.
Item 25.  Persons Controlled by or under Common Control with
Registrant
 The Board of Trustees of Registrant is the same as the boards of other funds advised by FMR, each of which has Fidelity Management & Research Company as its investment adviser. In addition, the officers of these funds are substantially identical. Nonetheless, Registrant takes the position that it is not under common control with these other funds since the power residing in the respective boards and officers arises as the result of an official position with the respective funds.
Item 26.  Number of Holders of Securities as of January 31, 1998
  Title of Class    Number of Recordholders
   Treasury Only Portfolio Class I   1,672
  Treasury Only Portfolio Class II   5
  Treasury Only Portfolio Class III   50
  Treasury Portfolio Class I    1,050
  Treasury Portfolio Class II    28
  Treasury Portfolio Class III   276
  Government Portfolio Class I   1,186
  Government Portfolio Class II   33
  Government Portfolio Class III   1,016
  Domestic Portfolio Class I    172
  Domestic Portfolio Class II   3
  Domestic Portfolio Class III   28
  Money Market Portfolio Class I   1,181
  Money Market Portfolio Class II   66
  Money Market Portfolio Class III   233
  Rated Money Market Portfolio Class I  639
  Rated Money Market Portfolio Class II  2
  Rated Money Market Portfolio Class III  55
  Tax-Exempt Portfolio Class I   303
  Tax-Exempt Portfolio Class II   18
  Tax-Exempt Portfolio Class III   23
Item 27.  Indemnification
 Pursuant to Del. Code Ann. title 12 (sub-section) 3817, a Delaware business trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument states that the Registrant shall indemnify any present trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee, officer, or both, and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct.
 Pursuant to Section 11 of the Distribution Agreement, the Registrant agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant included a materially misleading statement or omission. However, the Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. The Registrant does not agree to indemnify the parties against any liability to which they would be subject by reason of their own disabling conduct.
 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed sub-transfer agent, the Transfer Agent agrees to indemnify FIIOC for FIIOC's losses, claims, damages, liabilities and expenses (including reasonable counsel fees and expenses) (losses) to the extent that the Transfer Agent is entitled to and receives indemnification from the Portfolio for the same events. Under the Transfer Agency Agreement, the Registrant agrees to indemnify and hold the Transfer Agent harmless against any losses, claims, damages, liabilities, or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder which names the Transfer Agent and/or the Registrant as a party and is not based on and does not result from the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the Transfer Agent's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from the Transfer Agent's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of the Transfer Agent's acting in reliance upon advice reasonably believed by the Transfer Agent to have been given by counsel for the Registrant, or as a result of the Transfer Agent's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
Item 28. Business and Other Connections of Investment Advisor

 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d        Chairman of the Board of FMR; President and Chief
                            Executive Officer of FMR Corp.; Chairman of the
                            Board and Director of FMR, FMR Corp., FIMM, FMR
                            (U.K.) Inc., and FMR (Far East) Inc.; Chairman of the
                            Board and Representative Director of Fidelity
                            Investments Japan Limited; President and Trustee of
                            funds advised by FMR.



Robert C. Pozen             President and Director of FMR; Senior Vice President
                            and Trustee of funds advised by FMR; President and
                            Director of FIMM, FMR (U.K.) Inc., and FMR (Far
                            East) Inc.; Previously, General Counsel, Managing
                            Director, and Senior Vice President of FMR Corp.



Peter S. Lynch              Vice Chairman of the Board and Director of FMR.



Marta Amieva                Vice President of FMR.



John H. Carlson             Vice President of FMR and of funds advised by FMR.



Dwight D. Churchill         Senior Vice President of FMR and Vice President of
                            Bond Funds advised by FMR.



Barry Coffman               Vice President of FMR.



Arieh Coll                  Vice President of FMR.



Stephen G. Manning          Assistant Treasurer of FMR.



William Danoff              Senior Vice President of FMR and Vice President of a
                            fund advised by FMR.



Scott E. DeSano             Vice President of FMR.



Penelope Dobkin             Vice President of FMR and of a fund advised by FMR.



George C. Domolky           Vice President of FMR.



Walter C. Donovan           Vice President of FMR.



Bettina Doulton             Vice President of FMR and of funds advised by FMR.



Margaret L. Eagle           Vice President of FMR and of funds advised by FMR.



William R. Ebsworth         Vice President of FMR.



Richard B. Fentin           Senior Vice President of FMR and Vice President of a
                            fund advised by FMR.



Gregory Fraser              Vice President of FMR and of a fund advised by FMR.



Jay Freedman                Assistant Clerk of FMR; Clerk of FMR Corp., FMR
                            (U.K.) Inc., and FMR (Far East) Inc.; Secretary of
                            FIMM.



Robert Gervis               Vice President of FMR.



David L. Glancy             Vice President of FMR and of a fund advised by FMR.



Kevin E. Grant              Vice President of FMR and of funds advised by FMR.



Barry A. Greenfield         Vice President of FMR and of a fund advised by FMR.



Boyce I. Greer              Senior Vice President of FMR and Vice President of
                            Money Market Funds advised by FMR.



Bart A. Grenier             Vice President of High-Income Funds advised by
                            FMR;Vice President of FMR.



Robert Haber                Vice President of FMR.



Richard C. Habermann        Senior Vice President of FMR; Vice President of funds
                            advised by FMR.



Richard Hazelwood           Vice President of FMR.



Fred L. Henning Jr.         Senior Vice President of FMR and Vice President of
                            Fixed-Income funds advised by FMR.



Bruce T. Herring            Vice President of FMR.



John R. Hickling            Vice President of FMR and of a fund advised by FMR.



Robert F. Hill              Vice President of FMR; Director of Technical Research.



Curt Hollingsworth          Vice President of FMR and of funds advised by FMR.



Abigail P. Johnson          Senior Vice President of FMR and Vice President of
                            funds advised by FMR; Associate Director and Senior
                            Vice President of Equity funds advised by FMR.



David B. Jones              Vice President of FMR.



Steven Kaye                 Vice President of FMR and of a fund advised by FMR.



Francis V. Knox             Vice President of FMR; Compliance Officer of FMR
                            (U.K.) Inc.



Robert A. Lawrence          Senior Vice President of FMR and Vice President of
                            Fidelity Real Estate High Income and Fidelity Real
                            Estate High income II funds advised by FMR; Associate
                            Director and Senior Vice President of Equity funds
                            advised by FMR; Previously, Vice President of High
                            Income funds advised by FMR.



Harris Leviton              Vice President of FMR and of a fund advised by FMR.



Bradford E. Lewis           Vice President of FMR and of funds advised by FMR.



Mark G. Lohr                Vice President of FMR; Treasurer of FMR, FMR (U.K.)
                            Inc., FMR (Far East) Inc., and FIMM.



Richard R. Mace Jr.         Vice President of FMR and of funds advised by FMR.



Charles A. Mangum           Vice President of FMR and of a fund advised by FMR.



Kevin McCarey               Vice President of FMR and of a fund advised by FMR.



Diane M. McLaughlin         Vice President of FMR.



Neal P. Miller              Vice President of FMR.



David L. Murphy             Vice President of FMR and of funds advised by FMR.



Scott A. Orr                Vice President of FMR and of funds advised by FMR.



Jacques Perold              Vice President of FMR.



Anne Punzak                 Vice President of FMR.



Kennedy P. Richardson       Vice President of FMR.



Eric D. Roiter              Senior Vice President and General Counsel of FMR and
                            Secretary of funds advised by FMR.



Mark S. Rzepczynski         Vice President of FMR.



Lee H. Sandwen              Vice President of FMR.



Patricia A. Satterthwaite   Vice President of FMR and of a fund advised by FMR.



Fergus Shiel                Vice President of FMR.



Richard A. Silver           Vice President of FMR.



Carol A. Smith-Fachetti     Vice President of FMR.



Steven J. Snider            Vice President of FMR.



Thomas T. Soviero           Vice President of FMR and of a fund advised by FMR.



Richard Spillane            Senior Vice President of FMR; Associate Director and
                            Senior Vice President of Equity funds advised by FMR;
                            Previously, Senior Vice President and Director of
                            Operations and Compliance of FMR (U.K.) Inc.



Thomas M. Sprague           Vice President of FMR and of funds advised by FMR.



Robert E. Stansky           Senior Vice President of FMR and Vice President of a
                            fund advised by FMR.



Scott D. Stewart            Vice President of FMR.



Cynthia L. Strauss          Vice President of FMR.



Thomas Sweeney              Vice President of FMR and of a fund advised by FMR.



Beth F. Terrana             Senior Vice President of FMR and Vice President of a
                            fund advised by FMR.



Yoko Tilley                 Vice President of FMR.



Joel C. Tillinghast         Vice President of FMR and of a fund advised by FMR.



Robert Tuckett              Vice President of FMR.



Jennifer Uhrig              Vice President of FMR and of funds advised by FMR.



George A. Vanderheiden      Senior Vice President of FMR and Vice President of
                            funds advised by FMR.



Steven S. Wymer             Vice President of FMR and of a fund advised by FMR.





  FIDELITY INVESTMENTS MONEY MANAGEMENT, INC. (FIMM)
 Fidelity Investments Money Management, Inc. provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
Edward C. Johnson 3d   Chairman of the Board and Director of FIMM,
                       FMR, FMR Corp., FMR (Far East) Inc., and
                       FMR (U.K.) Inc.; Chairman of the Board of
                       FMR; President and Chief Executive Officer of
                       FMR Corp.; Chairman of the Board and
                       Representative Director of Fidelity Investments
                       Japan Limited; President and Trustee of funds advised by FMR.



Robert C. Pozen        President and Director of FMR; Senior Vice
                       President and Trustee of funds advised by FMR;
                       President and Director of FIMM, FMR (U.K.)
                       Inc., and FMR (Far East) Inc.; Previously,
                       General Counsel, Managing Director, and Senior
                       Vice President of FMR Corp.



Robert H. Auld         Vice President of FIMM.



Robert K. Duby         Vice President of FIMM and of funds advised by
                       FMR.



Robert Litterst        Vice President of FIMM and of funds advised by
                       FMR.



Thomas D. Maher        Vice President of FIMM and Assistant Vice
                       President of Money Market funds advised by FMR.



Scott A. Orr           Vice President of FIMM and of funds advised by
                       FMR.



Burnell R. Stehman     Vice President of FIMM and of funds advised by
                       FMR.



John J. Todd           Vice President of FIMM and of funds advised by
                       FMR.



Mark G. Lohr           Treasurer of FIMM, FMR (U.K.) Inc., FMR (Far
                       East) Inc., and FMR; Previously, Vice President of FMR.



Stephen G. Manning     Assistant Treasurer of FIMM, FMR (U.K.) Inc.,
                       FMR (Far East) Inc., and FMR; Vice President and Treasurer of FMR Corp.



Jay Freedman           Secretary of FIMM; Clerk of FMR (U.K.) Inc.,
                       FMR (Far East) Inc., and FMR Corp.; Assistant
                       Clerk of FMR.



Item 29. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for most funds advised by FMR.
(b)

Name and Principal     Positions and Offices      Positions and Offices

Business Address*      With Underwriter           With Registrant

Edward C. Johnson 3d   Director                   Trustee and President

Michael Mlinac         Director                   None

James Curvey           Director                   None

Martha B. Willis       President                  None

Eric D. Roiter         Senior Vice President      Secretary

Caron Ketchum          Treasurer and Controller   None

Gary Greenstein        Assistant Treasurer        None

Jay Freedman           Assistant Clerk            None

Linda Holland          Compliance Officer         None

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.
Item 30. Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Service Co., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodian: The Bank of New York, 110 Washington Street, New York, N.Y. or UMB Bank, n.a., 1010 Grand Avenue, Kansas City, MO.
Item 31.  Management Services
 Not applicable.
Item 32.  Undertakings
 The trustees and shareholders of Fidelity Money Market Trust have approved a plan of reorganization ("Plan") between Fidelity Money Market Trust: Rated Money Market redomiciling ("Predecessor fund"), and its successor series of this Trust whereby all of the assets and liabilities of the Predecessor fund will be transferred to this Trust. Registrant hereby undertakes that it will submit by amendment to this registration statement financial statements and financial highlights reflecting the reorganization described in the Plan.
 The trustees and shareholders of Fidelity Institutional Tax-Exempt Cash Portfolios have approved a plan of reorganization ("Plan") between Fidelity Institutional Cash Portfolios: Tax-Exempt redomiciling ("Predecessor fund"), and its successor series of this Trust whereby all of the assets and liabilities of the Predecessor fund will be transferred to this Trust. Registrant hereby undertakes that it will submit by amendment to this registration statement financial statements and financial highlights reflecting the reorganization described in the Plan.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 36 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusets, on the 19th day of March 1998.

      Colchester Street Trust (Formerly Fidelity Institutional Cash
Portfolios)
      By /s/Edward C. Johnson 3d (dagger)
        Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     (Signature)    (Title)   (Date)


/s/Edward C. Johnson 3d  (dagger)     President and Trustee           March 19, 1998

Edward C. Johnson 3d                  (Principal Executive Officer)



/s/Richard A. Silver                  Treasurer                       March 19, 1998

Richard A. Silver



/s/Robert C. Pozen                    Trustee                         March 19, 1998

Robert C. Pozen



/s/Ralph F. Cox                   *   Trustee                         March 19, 1998

Ralph F. Cox



/s/Phyllis Burke Davis        *       Trustee                         March 19, 1998

Phyllis Burke Davis



/s/Robert M. Gates             **     Trustee                         March 19, 1998

Robert M. Gates



/s/E. Bradley Jones             *     Trustee                         March 19, 1998

E. Bradley Jones



/s/Donald J. Kirk                *    Trustee                         March 19, 1998

Donald J. Kirk



/s/Peter S. Lynch                *    Trustee                         March 19, 1998

Peter S. Lynch



/s/Marvin L. Mann             *       Trustee                         March 19, 1998

Marvin L. Mann



/s/William O. McCoy         *         Trustee                         March 19, 1998

William O. McCoy



/s/Gerald C. McDonough   *            Trustee                         March 19, 1998

Gerald C. McDonough



/s/Thomas R. Williams       *         Trustee                         March 19, 1998

Thomas R. Williams


(dagger) Signatures affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.
* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.
** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated March 6, 1997 and filed herewith.
POWER OF ATTORNEY
 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson 3d___________    /s/Peter S. Lynch________________

Edward C. Johnson 3d                  Peter S. Lynch




/s/J. Gary Burkhead_______________    /s/William O. McCoy______________

J. Gary Burkhead                      William O. McCoy


/s/Ralph F. Cox __________________   /s/Gerald C. McDonough___________

Ralph F. Cox                         Gerald C. McDonough


/s/Phyllis Burke Davis_____________   /s/Marvin L. Mann________________

Phyllis Burke Davis                   Marvin L. Mann


/s/E. Bradley Jones________________   /s/Thomas R. Williams ____________

E. Bradley Jones                      Thomas R. Williams


/s/Donald J. Kirk __________________

Donald J. Kirk



POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee, or General
Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Hereford Street Trust
Fidelity Advisor Series I                Fidelity Income Fund
Fidelity Advisor Series II               Fidelity Institutional Cash Portfolios
Fidelity Advisor Series III              Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series IV               Fidelity Investment Trust
Fidelity Advisor Series V                Fidelity Magellan Fund
Fidelity Advisor Series VI               Fidelity Massachusetts Municipal Trust
Fidelity Advisor Series VII              Fidelity Money Market Trust
Fidelity Advisor Series VIII             Fidelity Mt. Vernon Street Trust
Fidelity Beacon Street Trust             Fidelity Municipal Trust
Fidelity Boston Street Trust             Fidelity Municipal Trust II
Fidelity California Municipal Trust      Fidelity New York Municipal Trust
Fidelity California Municipal Trust II   Fidelity New York Municipal Trust II
Fidelity Capital Trust                   Fidelity Phillips Street Trust
Fidelity Charles Street Trust            Fidelity Puritan Trust
Fidelity Commonwealth Trust              Fidelity Revere Street Trust
Fidelity Concord Street Trust            Fidelity School Street Trust
Fidelity Congress Street Fund            Fidelity Securities Fund
Fidelity Contrafund                      Fidelity Select Portfolios
Fidelity Corporate Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Court Street Trust              Fidelity Summer Street Trust
Fidelity Court Street Trust II           Fidelity Trend Fund
Fidelity Covington Trust                 Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Daily Money Fund                Fidelity U.S. Investments-Government Securities
Fidelity Destiny Portfolios                 Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity Union Street Trust
  Portfolio, L.P.                        Fidelity Union Street Trust II
Fidelity Devonshire Trust                Fidelity Yen Performance Portfolio, L.P.
Fidelity Exchange Fund                   Newbury Street Trust
Fidelity Financial Trust                 Variable Insurance Products Fund
Fidelity Fixed-Income Trust              Variable Insurance Products Fund II
Fidelity Government Securities Fund      Variable Insurance Products Fund III
Fidelity Hastings Street Trust


in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Robert C. Pozen my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d_   July 17, 1997

Edward C. Johnson 3d

POWER OF ATTORNEY
 I, the undersigned Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after March 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Robert M. Gates              March 6, 1997

Robert M. Gates